UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class O

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.50%
Actual		$ 1,000.00	$ 1,125.00	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.81%
Actual		$ 1,000.00	$ 1,122.70	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Class T	1.27%
Actual		$ 1,000.00	$ 1,120.50	$ 6.71
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.76%
Actual		$ 1,000.00	$ 1,117.60	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,117.80	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,123.60	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class Z	.51%
Actual		$ 1,000.00	$ 1,124.80	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
IBM Corp.	2.9	2.7
Apple, Inc.	2.7	3.5
JPMorgan Chase & Co.	2.6	3.1
Google, Inc. Class A	2.6	1.9
Verizon Communications, Inc.	2.3	1.0
Wells Fargo & Co.	2.2	2.8
General Electric Co.	2.1	2.1
Chevron Corp.	2.1	1.9
Microsoft Corp.	2.0	1.9
Cisco Systems, Inc.	1.9	2.3
	23.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	24.0
Financials	19.2	17.3
Energy	12.9	14.4
Consumer Staples	11.5	10.1
Health Care	10.4	11.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 98.3%		Stocks 95.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.4%		Other 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.9%	** Foreign investments	10.4%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	$ 2,520,000
Darden Restaurants, Inc. (d)	225,000	11,421,000
McDonald's Corp.	275,000	26,958,250
Texas Roadhouse, Inc. Class A	150,000	3,912,000
Yum! Brands, Inc.	275,000	20,732,250
		65,543,500
Leisure Products - 0.8%
Brunswick Corp.	200,000	9,058,000
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	9,699,000
		18,757,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	800,000	39,008,000
Sinclair Broadcast Group, Inc. Class A	200,000	5,418,000
Smiles SA	225,000	3,594,645
		48,020,645
Multiline Retail - 1.6%
Kohl's Corp.	175,000	9,940,000
Target Corp.	425,000	25,716,750
		35,656,750
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	75,000	2,887,500
PetSmart, Inc.	125,000	8,611,250
Staples, Inc.	350,000	3,969,000
The Men's Wearhouse, Inc.	100,000	4,898,000
World Duty Free SpA (a)	275,000	3,856,731
		24,222,481
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	550,000	6,665,932
Brunello Cucinelli SpA	60,433	1,599,339
		8,265,271
TOTAL CONSUMER DISCRETIONARY		200,465,647
CONSUMER STAPLES - 11.5%
Beverages - 3.1%
Molson Coors Brewing Co. Class B	225,000	13,243,500
PepsiCo, Inc.	245,000	20,457,500
The Coca-Cola Co.	950,000	36,727,000
		70,428,000
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	325,000	24,329,500
Drogasil SA	100,000	865,139
Kroger Co.	350,000	15,277,500
Walgreen Co.	200,000	13,206,000
		53,678,139
Food Products - 0.9%
Amira Nature Foods Ltd. (a)(d)	250,000	4,260,000

	Shares	Value
Kellogg Co.	225,000	$ 14,109,750
Mead Johnson Nutrition Co. Class A	30,000	2,494,200
		20,863,950
Household Products - 1.8%
Energizer Holdings, Inc.	75,000	7,555,500
Procter & Gamble Co.	425,000	34,255,000
		41,810,500
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,000	2,071,250
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	200,000	22,286,000
Japan Tobacco, Inc.	150,000	4,708,618
Lorillard, Inc.	400,000	21,632,000
Philip Morris International, Inc.	300,000	24,561,000
		73,187,618
TOTAL CONSUMER STAPLES		262,039,457
ENERGY - 12.4%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	125,000	6,597,500
National Oilwell Varco, Inc.	237,500	18,494,125
Noble Corp.	275,000	9,003,500
Schlumberger Ltd.	260,000	25,350,000
		59,445,125
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	499,954	1,864,828
Anadarko Petroleum Corp.	100,000	8,476,000
Apache Corp.	255,000	21,152,250
Canadian Natural Resources Ltd.	650,000	24,912,257
Chevron Corp.	400,000	47,564,000
Clean Energy Fuels Corp. (a)(d)	200,000	1,788,000
CONSOL Energy, Inc.	475,000	18,976,250
Exxon Mobil Corp.	200,000	19,536,000
Markwest Energy Partners LP	150,000	9,798,000
Peabody Energy Corp.	575,000	9,395,500
Suncor Energy, Inc.	1,050,000	36,671,642
The Williams Companies, Inc.	550,000	22,319,000
		222,453,727
TOTAL ENERGY		281,898,852
FINANCIALS - 19.2%
Banks - 7.2%
Bank of America Corp.	1,750,000	30,100,000
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Co.	975,000	59,192,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	475,000	$ 9,926,420
Wells Fargo & Co.	1,000,000	49,740,000
		163,238,670
Capital Markets - 5.0%
Apollo Global Management LLC Class A	150,000	4,770,000
Apollo Investment Corp.	80,100	665,631
Ashmore Group PLC (d)	950,000	5,256,607
Goldman Sachs Group, Inc.	62,500	10,240,625
Invesco Ltd.	225,000	8,325,000
KKR & Co. LP	700,000	15,988,000
Morgan Stanley	750,000	23,377,500
State Street Corp.	250,000	17,387,500
The Blackstone Group LP	850,000	28,262,500
		114,273,363
Consumer Finance - 0.2%
Springleaf Holdings, Inc. (d)	150,000	3,772,500
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	250,000	31,242,500
KKR Financial Holdings LLC	1,000,000	11,570,000
KKR Renaissance Co-Invest LP unit (g)	50,000	7,964,000
TPG Specialty Lending, Inc.	115,300	1,913,980
		52,690,480
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	75,000	7,739,250
Brasil Insurance Participacoes e Administracao SA	194,700	979,078
Lincoln National Corp.	100,000	5,067,000
MetLife, Inc.	650,000	34,320,000
The Chubb Corp.	125,000	11,162,500
The Travelers Companies, Inc.	125,000	10,637,500
		69,905,328
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	150,000	3,223,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,000,090	30,061,353
TOTAL FINANCIALS		437,165,194
HEALTH CARE - 10.4%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)(d)	300,000	987,000
Alnylam Pharmaceuticals, Inc. (a)	25,000	1,678,500
Amgen, Inc.	187,500	23,126,250
Clovis Oncology, Inc. (a)	5,600	387,912
Dyax Corp. (a)	200,000	1,796,000
Genmab A/S (a)	25,000	1,016,266
Gilead Sciences, Inc. (a)	75,000	5,314,500
Infinity Pharmaceuticals, Inc. (a)	100,000	1,189,000

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	4,000	$ 1,319,160
KYTHERA Biopharmaceuticals, Inc. (a)	25,000	994,000
MEI Pharma, Inc. (a)(d)	425,000	4,730,250
		42,538,838
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	75,000	5,518,500
Boston Scientific Corp. (a)	100,000	1,352,000
Edwards Lifesciences Corp. (a)	100,000	7,417,000
Haemonetics Corp. (a)	150,000	4,888,500
		19,176,000
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	200,000	8,947,987
China Cord Blood Corp. (a)	500,000	2,000,000
Community Health Systems, Inc. (a)	150,000	5,875,500
Express Scripts Holding Co. (a)	125,000	9,386,250
HCA Holdings, Inc. (a)	275,000	14,437,500
Laboratory Corp. of America Holdings (a)	62,500	6,138,125
McKesson Corp.	75,000	13,242,750
Qualicorp SA (a)	525,000	5,310,159
Quest Diagnostics, Inc.	100,000	5,792,000
UnitedHealth Group, Inc.	187,500	15,373,125
Universal American Spin Corp.	150,000	1,060,500
		87,563,896
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,507,500
MedAssets, Inc. (a)	825,000	20,385,750
		24,893,250
Pharmaceuticals - 2.7%
Actavis PLC (a)	25,000	5,146,250
Astellas Pharma, Inc.	375,000	4,447,028
GlaxoSmithKline PLC sponsored ADR	100,000	5,343,000
Jazz Pharmaceuticals PLC (a)	37,500	5,200,500
Merck & Co., Inc.	500,000	28,385,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	7,926,000
TherapeuticsMD, Inc. (a)	300,000	1,893,000
XenoPort, Inc. (a)	600,000	3,102,000
		61,442,778
TOTAL HEALTH CARE		235,614,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	150,000	17,526,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	225,000	11,787,750
Expeditors International of Washington, Inc.	100,000	3,963,000
FedEx Corp.	75,000	9,942,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)(d)	1,250,000	$ 5,703,471
United Parcel Service, Inc. Class B	200,000	19,476,000
		50,872,221
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	150,000	9,525,000
Industrial Conglomerates - 2.8%
Danaher Corp.	200,000	15,000,000
General Electric Co.	1,850,000	47,896,500
		62,896,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	62,500	5,077,500
Valmont Industries, Inc.	30,000	4,465,200
		9,542,700
Professional Services - 0.8%
Acacia Research Corp.	640,100	9,780,728
Towers Watson & Co.	63,000	7,185,150
		16,965,878
Road & Rail - 1.0%
AMERCO	10,000	2,321,200
Hertz Global Holdings, Inc. (a)	175,000	4,662,000
Kansas City Southern	25,000	2,551,500
Union Pacific Corp.	75,000	14,074,500
		23,609,200
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a)	100,000	9,494,000
TOTAL INDUSTRIALS		200,431,499
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,000,000	44,820,000
Juniper Networks, Inc. (a)	250,000	6,440,000
QUALCOMM, Inc.	337,500	26,615,250
		77,875,250
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	650,000	4,798,721
TE Connectivity Ltd.	105,000	6,322,050
		11,120,771
Internet Software & Services - 3.6%
Dice Holdings, Inc. (a)	175,000	1,305,500
Facebook, Inc. Class A (a)	175,000	10,542,000
Google, Inc. Class A (a)	52,500	58,511,775
Yahoo!, Inc. (a)	325,000	11,667,500
		82,026,775

	Shares	Value
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	300,000	$ 15,183,000
Fidelity National Information Services, Inc.	125,000	6,681,250
IBM Corp.	345,000	66,409,047
MasterCard, Inc. Class A	225,000	16,807,500
Paychex, Inc.	425,000	18,105,000
Visa, Inc. Class A	125,000	26,982,500
		150,168,297
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	750,000	15,315,000
Broadcom Corp. Class A	1,000,000	31,480,000
Samsung Electronics Co. Ltd.	6,000	7,566,908
		54,361,908
Software - 4.0%
Citrix Systems, Inc. (a)	112,500	6,460,875
Microsoft Corp.	1,100,000	45,089,000
Nuance Communications, Inc. (a)(d)	550,000	9,443,500
Oracle Corp.	600,000	24,546,000
VMware, Inc. Class A (a)(d)	60,000	6,481,200
		92,020,575
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	115,000	61,725,100
TOTAL INFORMATION TECHNOLOGY		529,298,676
MATERIALS - 1.1%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,754,000
Metals & Mining - 0.7%
Century Aluminum Co. (a)	300,000	3,963,000
Freeport-McMoRan Copper & Gold, Inc.	350,000	11,574,500
		15,537,500
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	75,000	3,426,052
TOTAL MATERIALS		23,717,552
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	52,327,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Southern Co.	165,000	7,250,100
TOTAL COMMON STOCKS (Cost $1,881,703,460)		2,230,208,739
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (g)	65,160	$ 1,102,905
Series D (g)	20,764	351,454
		1,454,359
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	25,005	6,479,695
TOTAL PREFERRED STOCKS (Cost $5,904,673)		7,934,054
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g) (Cost $2,000,000)	$ 2,000,000	1,697,200
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	2,949,720
TOTAL OTHER (Cost $10,000,000)		9,616,387
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	32,707,782	$ 32,707,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,644,778	46,644,778
TOTAL MONEY MARKET FUNDS (Cost $79,352,560)		79,352,560
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,978,960,693)		2,328,808,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(52,174,148)
NET ASSETS - 100%		$ 2,276,634,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,430,945 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,224
Fidelity Securities Lending Cash Central Fund	236,504
Total	$ 265,728
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	2,949,720
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 9,616,387
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,399,701	$ 197,246,342	$ -	$ 11,153,359
Consumer Staples	262,039,457	262,039,457	-	-
Energy	281,898,852	281,898,852	-	-
Financials	437,165,194	429,201,194	-	7,964,000
Health Care	235,614,762	235,614,762	-	-
Industrials	200,431,499	200,431,499	-	-
Information Technology	529,298,676	529,298,676	-	-
Materials	23,717,552	23,717,552	-	-
Telecommunication Services	52,327,000	52,327,000	-	-
Utilities	7,250,100	7,250,100	-	-
Corporate Bonds	1,697,200	-	1,697,200	-
Other/Energy	9,616,387	-	-	9,616,387
Money Market Funds	79,352,560	79,352,560	-	-
Total Investments in Securities:	$ 2,328,808,940	$ 2,298,377,994	$ 1,697,200	$ 28,733,746
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,332,399
Cost of Purchases	351,454
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,733,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,332,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Canada	3.3%
United Kingdom	2.6%
Curacao	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,097,775) - See accompanying schedule: Unaffiliated issuers (cost $1,889,608,133)	$ 2,239,839,993
Fidelity Central Funds (cost $79,352,560)	79,352,560
Other affiliated issuers (cost $10,000,000)	9,616,387
Total Investments (cost $1,978,960,693)		$ 2,328,808,940
Receivable for investments sold		7,430,386
Receivable for fund shares sold		882,740
Dividends receivable		3,583,102
Interest receivable		6,123
Distributions receivable from Fidelity Central Funds		38,923
Prepaid expenses		2,607
Other receivables		65,556
Total assets		2,340,818,377

Liabilities
Payable for investments purchased	$ 14,308,899
Payable for fund shares redeemed	2,082,458
Accrued management fee	792,586
Distribution and service plan fees payable	60,525
Other affiliated payables	189,362
Other payables and accrued expenses	104,977
Collateral on securities loaned, at value	46,644,778
Total liabilities		64,183,585

Net Assets		$ 2,276,634,792
Net Assets consist of:
Paid in capital		$ 1,853,352,223
Undistributed net investment income		8,531,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,902,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,848,438
Net Assets		$ 2,276,634,792

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,755,144,128 ÷ 74,701,796 shares)	$ 23.50

Class A: Net Asset Value and redemption price per share ($188,788,166 ÷ 8,193,677 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($18,673,570 ÷ 814,431 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($676,061 ÷ 29,641 shares)A	$ 22.81

Class C: Net Asset Value and offering price per share ($16,334,404 ÷ 724,379 shares)A	$ 22.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,905,358 ÷ 12,395,647 shares)	$ 23.95

Class Z: Net Asset Value, offering price and redemption price per share ($113,105 ÷ 4,727 shares)	$ 23.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 22,086,975
Interest (including $800,000 earned from other affiliated issuers)		829,999
Income from Fidelity Central Funds		265,728
Total income		23,182,702

Expenses
Management fee	$ 4,639,336
Transfer agent fees	742,285
Distribution and service plan fees	347,565
Accounting and security lending fees	335,761
Custodian fees and expenses	27,893
Independent trustees' compensation	4,572
Appreciation in deferred trustee compensation account	596
Registration fees	42,813
Audit	36,709
Legal	7,664
Miscellaneous	8,912
Total expenses before reductions	6,194,106
Expense reductions	(10,838)	6,183,268
Net investment income (loss)		16,999,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,467,787
Foreign currency transactions	56,611
Total net realized gain (loss)		185,524,398
Change in net unrealized appreciation (depreciation) on: Investment securities	53,341,587
Assets and liabilities in foreign currencies	(1,488)
Total change in net unrealized appreciation (depreciation)		53,340,099
Net gain (loss)		238,864,497
Net increase (decrease) in net assets resulting from operations		$ 255,863,931

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,999,434	$ 32,104,549
Net realized gain (loss)	185,524,398	249,837,272
Change in net unrealized appreciation (depreciation)	53,340,099	128,824,382
Net increase (decrease) in net assets resulting from operations	255,863,931	410,766,203
Distributions to shareholders from net investment income	(25,124,157)	(30,079,689)
Distributions to shareholders from net realized gain	(2,543,974)	(3,173,961)
Total distributions	(27,668,131)	(33,253,650)
Share transactions - net increase (decrease)	(28,689,940)	(187,539,711)
Total increase (decrease) in net assets	199,505,860	189,972,842

Net Assets
Beginning of period	2,077,128,932	1,887,156,090
End of period (including undistributed net investment income of $8,531,724 and undistributed net investment income of $16,656,447, respectively)	$ 2,276,634,792	$ 2,077,128,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.18	.32	.24	.18	.15	.13
Net realized and unrealized gain (loss)	2.45	3.64	4.19	(.20)	1.21	.29
Total from investment operations	2.63	3.96	4.43	(.02)	1.36	.42
Distributions from net investment income	(.27)	(.29)	(.20)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.30)	(.32)	(.23)	(.20) J	(.14) I	(.15)
Net asset value, end of period	$ 23.50	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Total Return B, C, D	12.50%	23.05%	33.55%	(.32)%	11.15%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50% A	.49%	.51%	.50%	.50%	.50%
Net investment income (loss)	1.61% A	1.68%	1.53%	1.20%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,144	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Income from Investment Operations
Net investment income (loss) F	.14	.26	.19	.13	.10	.08
Net realized and unrealized gain (loss)	2.39	3.58	4.10	(.20)	1.19	.30
Total from investment operations	2.53	3.84	4.29	(.07)	1.29	.38
Distributions from net investment income	(.21)	(.24)	(.15)	(.10)	(.09)	(.09)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.24)	(.27)	(.18)	(.14)	(.10)	(.09)
Net asset value, end of period	$ 23.04	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Total Return B, C, D, E	12.27%	22.73%	33.06%	(.62)%	10.70%	3.59%
Ratios to Average Net Assets G, I
Expenses before reductions	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.81% A	.81%	.84%	.85%	.87%	.93%
Net investment income (loss)	1.30% A	1.37%	1.20%	.85%	.82%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,788	$ 153,940	$ 127,100	$ 98,808	$ 110,672	$ 129,758
Portfolio turnover rate H	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.09	.17	.12	.06	.05	.05
Net realized and unrealized gain (loss)	2.38	3.56	4.08	(.19)	1.18	.32
Total from investment operations	2.47	3.73	4.20	(.13)	1.23	.37
Distributions from net investment income	(.13)	(.17)	(.08)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.15) I	(.20)	(.11)	(.09)	(.06)	(.02)
Net asset value, end of period	$ 22.93	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Total Return B, C, D	12.05%	22.11%	32.46%	(1.05)%	10.25%	3.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of all reductions	1.27% A	1.27%	1.28%	1.28%	1.29%	1.32%
Net investment income (loss)	.84% A	.91%	.76%	.42%	.40%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,674	$ 22,903	$ 14,874	$ 11,251	$ 12,051	$ 11,378
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.36	3.53	4.04	(.19)	1.17	.31
Total from investment operations	2.40	3.61	4.08	(.20)	1.16	.31
Distributions from net investment income	-	(.04)	- I	-	(.01)	-
Distributions from net realized gain	-	(.03)	(.03)	(.02)	(.01)	-
Total distributions	-	(.07)	(.03)	(.02)	(.02)	-
Net asset value, end of period	$ 22.81	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Total Return B, C, D	11.76%	21.52%	31.87%	(1.57)%	9.72%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.76% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.10)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676	$ 705	$ 826	$ 776	$ 1,060	$ 1,072
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.34	3.51	4.04	(.19)	1.16	.31
Total from investment operations	2.38	3.59	4.08	(.20)	1.15	.31
Distributions from net investment income	(.09)	(.11)	(.03)	-	(.01)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11) K	(.14)	(.06)	(.03)	(.01) J	-
Net asset value, end of period	$ 22.55	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Total Return B, C, D	11.78%	21.52%	31.89%	(1.58)%	9.69%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of all reductions	1.77% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.09)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,334	$ 11,119	$ 4,775	$ 3,030	$ 2,853	$ 2,501
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.16	.29	.21	.15	.11	.10
Net realized and unrealized gain (loss)	2.49	3.72	4.26	(.20)	1.24	.34
Total from investment operations	2.65	4.01	4.47	(.05)	1.35	.44
Distributions from net investment income	(.23)	(.26)	(.18)	(.15)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.26)	(.29)	(.21)	(.19)	(.10) H	(.02)
Net asset value, end of period	$ 23.95	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Total Return B, C	12.36%	22.82%	33.17%	(.50)%	10.81%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of all reductions	.68% A	.70%	.75%	.73%	.77%	.77%
Net investment income (loss)	1.43% A	1.48%	1.29%	.97%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,905	$ 266,008	$ 223,854	$ 179,641	$ 34,740	$ 1,344
Portfolio turnover rate F	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.18	.04
Net realized and unrealized gain (loss)	2.49	.08
Total from investment operations	2.67	.12
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 23.93	$ 21.56
Total Return B, C	12.48%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52% A
Expenses net of fee waivers, if any	.51% A	.52% A
Expenses net of all reductions	.51% A	.50% A
Net investment income (loss)	1.60% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 101
Portfolio turnover rate F	57% A	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 19,117,359	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 16.93	Increase
		Market comparable	EV/EBITDA multiple	9.2-10.9/9.9	Increase
Other/Energy	$ 9,616,387	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,978,183
Gross unrealized depreciation	(66,687,468)
Net unrealized appreciation (depreciation) on securities and other investments	$ 343,290,715

Tax cost	$ 1,985,518,225

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (77,909,154)
2018	(24,002,417)
Total capital loss carryforward	$ (101,911,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,472,726 and $610,970,571, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 220,612	$ 3,942
Class T	.25%	.25%	54,022	-
Class B	.75%	.25%	3,367	2,535
Class C	.75%	.25%	69,564	26,582
			$ 347,565	$ 33,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,324
Class T*	5,335
Class B*	27
Class C	3,466
$ 30,152

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 294,858.03
Class A	83,265.09
Class T	32,984.30
Class B	1,009.30
Class C	21,030.30
Institutional Class	309,115.22
Class Z	24.04
	$ 742,285

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $236,504, including $650 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,832 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 20,291,262	$ 24,897,965
Class A	1,695,783	1,798,280
Class T	135,608	150,677
Class B	-	1,909
Class C	52,600	33,936
Institutional Class	2,947,631	3,196,922
Class Z	1,273	-
Total	$ 25,124,157	$ 30,079,689

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
From net realized gain
Class O	$ 1,961,237	$ 2,538,844
Class A	206,997	222,674
Class T	27,762	26,379
Class B	-	1,302
Class C	16,089	9,132
Institutional Class	331,768	375,630
Class Z	121	-
Total	$ 2,543,974	$ 3,173,961

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A	Six months ended March 31, 2014	Year ended September 30, 2013 A
Class O
Shares sold	1,159,863	3,171,863	$ 26,072,154	$ 59,100,325
Reinvestment of distributions	886,565	1,407,676	19,468,975	24,161,611
Shares redeemed	(3,971,674)	(14,433,839)	(89,277,740)	(275,995,779)
Net increase (decrease)	(1,925,246)	(9,854,300)	$ (43,736,611)	$ (192,733,843)
Class A
Shares sold	1,378,841	1,535,917	$ 30,059,161	$ 28,726,959
Reinvestment of distributions	84,702	115,483	1,826,161	1,947,628
Shares redeemed	(689,965)	(1,628,774)	(15,246,679)	(30,310,462)
Net increase (decrease)	773,578	22,626	$ 16,638,643	$ 364,125
Class T
Shares sold	216,646	375,221	$ 4,755,650	$ 7,178,937
Reinvestment of distributions	7,167	9,922	153,942	166,859
Shares redeemed	(520,521)	(144,939)	(11,084,546)	(2,749,303)
Net increase (decrease)	(296,708)	240,204	$ (6,174,954)	$ 4,596,493
Class B
Shares sold	4,807	6,951	$ 104,360	$ 131,852
Reinvestment of distributions	-	175	-	2,922
Shares redeemed	(9,700)	(21,543)	(206,737)	(399,867)
Net increase (decrease)	(4,893)	(14,417)	$ (102,377)	$ (265,093)
Class C
Shares sold	252,597	337,131	$ 5,460,653	$ 6,296,211
Reinvestment of distributions	3,067	2,446	64,898	40,647
Shares redeemed	(79,474)	(75,071)	(1,733,072)	(1,370,372)
Net increase (decrease)	176,190	264,506	$ 3,792,479	$ 4,966,486
Institutional Class
Shares sold	654,194	730,999	$ 14,913,179	$ 14,299,680
Reinvestment of distributions	144,124	203,618	3,228,380	3,566,304
Shares redeemed	(739,791)	(1,145,647)	(17,250,074)	(22,433,863)
Net increase (decrease)	58,527	(211,030)	$ 891,485	$ (4,567,879)
Class Z
Shares sold	-	4,664	$ -	$ 100,000
Reinvestment of distributions	62	-	1,395	-
Net increase (decrease)	62	4,664	$ 1,395	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIO-USAN-0514
1.791867.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Diversified Stock Fund -

Institutional Class

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.50%
Actual		$ 1,000.00	$ 1,125.00	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.81%
Actual		$ 1,000.00	$ 1,122.70	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Class T	1.27%
Actual		$ 1,000.00	$ 1,120.50	$ 6.71
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.76%
Actual		$ 1,000.00	$ 1,117.60	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,117.80	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,123.60	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class Z	.51%
Actual		$ 1,000.00	$ 1,124.80	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
IBM Corp.	2.9	2.7
Apple, Inc.	2.7	3.5
JPMorgan Chase & Co.	2.6	3.1
Google, Inc. Class A	2.6	1.9
Verizon Communications, Inc.	2.3	1.0
Wells Fargo & Co.	2.2	2.8
General Electric Co.	2.1	2.1
Chevron Corp.	2.1	1.9
Microsoft Corp.	2.0	1.9
Cisco Systems, Inc.	1.9	2.3
	23.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	24.0
Financials	19.2	17.3
Energy	12.9	14.4
Consumer Staples	11.5	10.1
Health Care	10.4	11.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 98.3%		Stocks 95.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.4%		Other 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.9%	** Foreign investments	10.4%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	$ 2,520,000
Darden Restaurants, Inc. (d)	225,000	11,421,000
McDonald's Corp.	275,000	26,958,250
Texas Roadhouse, Inc. Class A	150,000	3,912,000
Yum! Brands, Inc.	275,000	20,732,250
		65,543,500
Leisure Products - 0.8%
Brunswick Corp.	200,000	9,058,000
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	9,699,000
		18,757,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	800,000	39,008,000
Sinclair Broadcast Group, Inc. Class A	200,000	5,418,000
Smiles SA	225,000	3,594,645
		48,020,645
Multiline Retail - 1.6%
Kohl's Corp.	175,000	9,940,000
Target Corp.	425,000	25,716,750
		35,656,750
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	75,000	2,887,500
PetSmart, Inc.	125,000	8,611,250
Staples, Inc.	350,000	3,969,000
The Men's Wearhouse, Inc.	100,000	4,898,000
World Duty Free SpA (a)	275,000	3,856,731
		24,222,481
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	550,000	6,665,932
Brunello Cucinelli SpA	60,433	1,599,339
		8,265,271
TOTAL CONSUMER DISCRETIONARY		200,465,647
CONSUMER STAPLES - 11.5%
Beverages - 3.1%
Molson Coors Brewing Co. Class B	225,000	13,243,500
PepsiCo, Inc.	245,000	20,457,500
The Coca-Cola Co.	950,000	36,727,000
		70,428,000
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	325,000	24,329,500
Drogasil SA	100,000	865,139
Kroger Co.	350,000	15,277,500
Walgreen Co.	200,000	13,206,000
		53,678,139
Food Products - 0.9%
Amira Nature Foods Ltd. (a)(d)	250,000	4,260,000

	Shares	Value
Kellogg Co.	225,000	$ 14,109,750
Mead Johnson Nutrition Co. Class A	30,000	2,494,200
		20,863,950
Household Products - 1.8%
Energizer Holdings, Inc.	75,000	7,555,500
Procter & Gamble Co.	425,000	34,255,000
		41,810,500
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,000	2,071,250
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	200,000	22,286,000
Japan Tobacco, Inc.	150,000	4,708,618
Lorillard, Inc.	400,000	21,632,000
Philip Morris International, Inc.	300,000	24,561,000
		73,187,618
TOTAL CONSUMER STAPLES		262,039,457
ENERGY - 12.4%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	125,000	6,597,500
National Oilwell Varco, Inc.	237,500	18,494,125
Noble Corp.	275,000	9,003,500
Schlumberger Ltd.	260,000	25,350,000
		59,445,125
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	499,954	1,864,828
Anadarko Petroleum Corp.	100,000	8,476,000
Apache Corp.	255,000	21,152,250
Canadian Natural Resources Ltd.	650,000	24,912,257
Chevron Corp.	400,000	47,564,000
Clean Energy Fuels Corp. (a)(d)	200,000	1,788,000
CONSOL Energy, Inc.	475,000	18,976,250
Exxon Mobil Corp.	200,000	19,536,000
Markwest Energy Partners LP	150,000	9,798,000
Peabody Energy Corp.	575,000	9,395,500
Suncor Energy, Inc.	1,050,000	36,671,642
The Williams Companies, Inc.	550,000	22,319,000
		222,453,727
TOTAL ENERGY		281,898,852
FINANCIALS - 19.2%
Banks - 7.2%
Bank of America Corp.	1,750,000	30,100,000
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Co.	975,000	59,192,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	475,000	$ 9,926,420
Wells Fargo & Co.	1,000,000	49,740,000
		163,238,670
Capital Markets - 5.0%
Apollo Global Management LLC Class A	150,000	4,770,000
Apollo Investment Corp.	80,100	665,631
Ashmore Group PLC (d)	950,000	5,256,607
Goldman Sachs Group, Inc.	62,500	10,240,625
Invesco Ltd.	225,000	8,325,000
KKR & Co. LP	700,000	15,988,000
Morgan Stanley	750,000	23,377,500
State Street Corp.	250,000	17,387,500
The Blackstone Group LP	850,000	28,262,500
		114,273,363
Consumer Finance - 0.2%
Springleaf Holdings, Inc. (d)	150,000	3,772,500
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	250,000	31,242,500
KKR Financial Holdings LLC	1,000,000	11,570,000
KKR Renaissance Co-Invest LP unit (g)	50,000	7,964,000
TPG Specialty Lending, Inc.	115,300	1,913,980
		52,690,480
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	75,000	7,739,250
Brasil Insurance Participacoes e Administracao SA	194,700	979,078
Lincoln National Corp.	100,000	5,067,000
MetLife, Inc.	650,000	34,320,000
The Chubb Corp.	125,000	11,162,500
The Travelers Companies, Inc.	125,000	10,637,500
		69,905,328
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	150,000	3,223,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,000,090	30,061,353
TOTAL FINANCIALS		437,165,194
HEALTH CARE - 10.4%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)(d)	300,000	987,000
Alnylam Pharmaceuticals, Inc. (a)	25,000	1,678,500
Amgen, Inc.	187,500	23,126,250
Clovis Oncology, Inc. (a)	5,600	387,912
Dyax Corp. (a)	200,000	1,796,000
Genmab A/S (a)	25,000	1,016,266
Gilead Sciences, Inc. (a)	75,000	5,314,500
Infinity Pharmaceuticals, Inc. (a)	100,000	1,189,000

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	4,000	$ 1,319,160
KYTHERA Biopharmaceuticals, Inc. (a)	25,000	994,000
MEI Pharma, Inc. (a)(d)	425,000	4,730,250
		42,538,838
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	75,000	5,518,500
Boston Scientific Corp. (a)	100,000	1,352,000
Edwards Lifesciences Corp. (a)	100,000	7,417,000
Haemonetics Corp. (a)	150,000	4,888,500
		19,176,000
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	200,000	8,947,987
China Cord Blood Corp. (a)	500,000	2,000,000
Community Health Systems, Inc. (a)	150,000	5,875,500
Express Scripts Holding Co. (a)	125,000	9,386,250
HCA Holdings, Inc. (a)	275,000	14,437,500
Laboratory Corp. of America Holdings (a)	62,500	6,138,125
McKesson Corp.	75,000	13,242,750
Qualicorp SA (a)	525,000	5,310,159
Quest Diagnostics, Inc.	100,000	5,792,000
UnitedHealth Group, Inc.	187,500	15,373,125
Universal American Spin Corp.	150,000	1,060,500
		87,563,896
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,507,500
MedAssets, Inc. (a)	825,000	20,385,750
		24,893,250
Pharmaceuticals - 2.7%
Actavis PLC (a)	25,000	5,146,250
Astellas Pharma, Inc.	375,000	4,447,028
GlaxoSmithKline PLC sponsored ADR	100,000	5,343,000
Jazz Pharmaceuticals PLC (a)	37,500	5,200,500
Merck & Co., Inc.	500,000	28,385,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	7,926,000
TherapeuticsMD, Inc. (a)	300,000	1,893,000
XenoPort, Inc. (a)	600,000	3,102,000
		61,442,778
TOTAL HEALTH CARE		235,614,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	150,000	17,526,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	225,000	11,787,750
Expeditors International of Washington, Inc.	100,000	3,963,000
FedEx Corp.	75,000	9,942,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)(d)	1,250,000	$ 5,703,471
United Parcel Service, Inc. Class B	200,000	19,476,000
		50,872,221
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	150,000	9,525,000
Industrial Conglomerates - 2.8%
Danaher Corp.	200,000	15,000,000
General Electric Co.	1,850,000	47,896,500
		62,896,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	62,500	5,077,500
Valmont Industries, Inc.	30,000	4,465,200
		9,542,700
Professional Services - 0.8%
Acacia Research Corp.	640,100	9,780,728
Towers Watson & Co.	63,000	7,185,150
		16,965,878
Road & Rail - 1.0%
AMERCO	10,000	2,321,200
Hertz Global Holdings, Inc. (a)	175,000	4,662,000
Kansas City Southern	25,000	2,551,500
Union Pacific Corp.	75,000	14,074,500
		23,609,200
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a)	100,000	9,494,000
TOTAL INDUSTRIALS		200,431,499
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,000,000	44,820,000
Juniper Networks, Inc. (a)	250,000	6,440,000
QUALCOMM, Inc.	337,500	26,615,250
		77,875,250
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	650,000	4,798,721
TE Connectivity Ltd.	105,000	6,322,050
		11,120,771
Internet Software & Services - 3.6%
Dice Holdings, Inc. (a)	175,000	1,305,500
Facebook, Inc. Class A (a)	175,000	10,542,000
Google, Inc. Class A (a)	52,500	58,511,775
Yahoo!, Inc. (a)	325,000	11,667,500
		82,026,775

	Shares	Value
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	300,000	$ 15,183,000
Fidelity National Information Services, Inc.	125,000	6,681,250
IBM Corp.	345,000	66,409,047
MasterCard, Inc. Class A	225,000	16,807,500
Paychex, Inc.	425,000	18,105,000
Visa, Inc. Class A	125,000	26,982,500
		150,168,297
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	750,000	15,315,000
Broadcom Corp. Class A	1,000,000	31,480,000
Samsung Electronics Co. Ltd.	6,000	7,566,908
		54,361,908
Software - 4.0%
Citrix Systems, Inc. (a)	112,500	6,460,875
Microsoft Corp.	1,100,000	45,089,000
Nuance Communications, Inc. (a)(d)	550,000	9,443,500
Oracle Corp.	600,000	24,546,000
VMware, Inc. Class A (a)(d)	60,000	6,481,200
		92,020,575
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	115,000	61,725,100
TOTAL INFORMATION TECHNOLOGY		529,298,676
MATERIALS - 1.1%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,754,000
Metals & Mining - 0.7%
Century Aluminum Co. (a)	300,000	3,963,000
Freeport-McMoRan Copper & Gold, Inc.	350,000	11,574,500
		15,537,500
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	75,000	3,426,052
TOTAL MATERIALS		23,717,552
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	52,327,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Southern Co.	165,000	7,250,100
TOTAL COMMON STOCKS (Cost $1,881,703,460)		2,230,208,739
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (g)	65,160	$ 1,102,905
Series D (g)	20,764	351,454
		1,454,359
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	25,005	6,479,695
TOTAL PREFERRED STOCKS (Cost $5,904,673)		7,934,054
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g) (Cost $2,000,000)	$ 2,000,000	1,697,200
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	2,949,720
TOTAL OTHER (Cost $10,000,000)		9,616,387
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	32,707,782	$ 32,707,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,644,778	46,644,778
TOTAL MONEY MARKET FUNDS (Cost $79,352,560)		79,352,560
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,978,960,693)		2,328,808,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(52,174,148)
NET ASSETS - 100%		$ 2,276,634,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,430,945 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,224
Fidelity Securities Lending Cash Central Fund	236,504
Total	$ 265,728
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	2,949,720
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 9,616,387
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,399,701	$ 197,246,342	$ -	$ 11,153,359
Consumer Staples	262,039,457	262,039,457	-	-
Energy	281,898,852	281,898,852	-	-
Financials	437,165,194	429,201,194	-	7,964,000
Health Care	235,614,762	235,614,762	-	-
Industrials	200,431,499	200,431,499	-	-
Information Technology	529,298,676	529,298,676	-	-
Materials	23,717,552	23,717,552	-	-
Telecommunication Services	52,327,000	52,327,000	-	-
Utilities	7,250,100	7,250,100	-	-
Corporate Bonds	1,697,200	-	1,697,200	-
Other/Energy	9,616,387	-	-	9,616,387
Money Market Funds	79,352,560	79,352,560	-	-
Total Investments in Securities:	$ 2,328,808,940	$ 2,298,377,994	$ 1,697,200	$ 28,733,746
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,332,399
Cost of Purchases	351,454
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,733,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,332,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Canada	3.3%
United Kingdom	2.6%
Curacao	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,097,775) - See accompanying schedule: Unaffiliated issuers (cost $1,889,608,133)	$ 2,239,839,993
Fidelity Central Funds (cost $79,352,560)	79,352,560
Other affiliated issuers (cost $10,000,000)	9,616,387
Total Investments (cost $1,978,960,693)		$ 2,328,808,940
Receivable for investments sold		7,430,386
Receivable for fund shares sold		882,740
Dividends receivable		3,583,102
Interest receivable		6,123
Distributions receivable from Fidelity Central Funds		38,923
Prepaid expenses		2,607
Other receivables		65,556
Total assets		2,340,818,377

Liabilities
Payable for investments purchased	$ 14,308,899
Payable for fund shares redeemed	2,082,458
Accrued management fee	792,586
Distribution and service plan fees payable	60,525
Other affiliated payables	189,362
Other payables and accrued expenses	104,977
Collateral on securities loaned, at value	46,644,778
Total liabilities		64,183,585

Net Assets		$ 2,276,634,792
Net Assets consist of:
Paid in capital		$ 1,853,352,223
Undistributed net investment income		8,531,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,902,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,848,438
Net Assets		$ 2,276,634,792

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,755,144,128 ÷ 74,701,796 shares)	$ 23.50

Class A: Net Asset Value and redemption price per share ($188,788,166 ÷ 8,193,677 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($18,673,570 ÷ 814,431 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($676,061 ÷ 29,641 shares)A	$ 22.81

Class C: Net Asset Value and offering price per share ($16,334,404 ÷ 724,379 shares)A	$ 22.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,905,358 ÷ 12,395,647 shares)	$ 23.95

Class Z: Net Asset Value, offering price and redemption price per share ($113,105 ÷ 4,727 shares)	$ 23.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 22,086,975
Interest (including $800,000 earned from other affiliated issuers)		829,999
Income from Fidelity Central Funds		265,728
Total income		23,182,702

Expenses
Management fee	$ 4,639,336
Transfer agent fees	742,285
Distribution and service plan fees	347,565
Accounting and security lending fees	335,761
Custodian fees and expenses	27,893
Independent trustees' compensation	4,572
Appreciation in deferred trustee compensation account	596
Registration fees	42,813
Audit	36,709
Legal	7,664
Miscellaneous	8,912
Total expenses before reductions	6,194,106
Expense reductions	(10,838)	6,183,268
Net investment income (loss)		16,999,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,467,787
Foreign currency transactions	56,611
Total net realized gain (loss)		185,524,398
Change in net unrealized appreciation (depreciation) on: Investment securities	53,341,587
Assets and liabilities in foreign currencies	(1,488)
Total change in net unrealized appreciation (depreciation)		53,340,099
Net gain (loss)		238,864,497
Net increase (decrease) in net assets resulting from operations		$ 255,863,931

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,999,434	$ 32,104,549
Net realized gain (loss)	185,524,398	249,837,272
Change in net unrealized appreciation (depreciation)	53,340,099	128,824,382
Net increase (decrease) in net assets resulting from operations	255,863,931	410,766,203
Distributions to shareholders from net investment income	(25,124,157)	(30,079,689)
Distributions to shareholders from net realized gain	(2,543,974)	(3,173,961)
Total distributions	(27,668,131)	(33,253,650)
Share transactions - net increase (decrease)	(28,689,940)	(187,539,711)
Total increase (decrease) in net assets	199,505,860	189,972,842

Net Assets
Beginning of period	2,077,128,932	1,887,156,090
End of period (including undistributed net investment income of $8,531,724 and undistributed net investment income of $16,656,447, respectively)	$ 2,276,634,792	$ 2,077,128,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.18	.32	.24	.18	.15	.13
Net realized and unrealized gain (loss)	2.45	3.64	4.19	(.20)	1.21	.29
Total from investment operations	2.63	3.96	4.43	(.02)	1.36	.42
Distributions from net investment income	(.27)	(.29)	(.20)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.30)	(.32)	(.23)	(.20) J	(.14) I	(.15)
Net asset value, end of period	$ 23.50	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Total Return B, C, D	12.50%	23.05%	33.55%	(.32)%	11.15%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50% A	.49%	.51%	.50%	.50%	.50%
Net investment income (loss)	1.61% A	1.68%	1.53%	1.20%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,144	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Income from Investment Operations
Net investment income (loss) F	.14	.26	.19	.13	.10	.08
Net realized and unrealized gain (loss)	2.39	3.58	4.10	(.20)	1.19	.30
Total from investment operations	2.53	3.84	4.29	(.07)	1.29	.38
Distributions from net investment income	(.21)	(.24)	(.15)	(.10)	(.09)	(.09)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.24)	(.27)	(.18)	(.14)	(.10)	(.09)
Net asset value, end of period	$ 23.04	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Total Return B, C, D, E	12.27%	22.73%	33.06%	(.62)%	10.70%	3.59%
Ratios to Average Net Assets G, I
Expenses before reductions	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.81% A	.81%	.84%	.85%	.87%	.93%
Net investment income (loss)	1.30% A	1.37%	1.20%	.85%	.82%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,788	$ 153,940	$ 127,100	$ 98,808	$ 110,672	$ 129,758
Portfolio turnover rate H	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.09	.17	.12	.06	.05	.05
Net realized and unrealized gain (loss)	2.38	3.56	4.08	(.19)	1.18	.32
Total from investment operations	2.47	3.73	4.20	(.13)	1.23	.37
Distributions from net investment income	(.13)	(.17)	(.08)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.15) I	(.20)	(.11)	(.09)	(.06)	(.02)
Net asset value, end of period	$ 22.93	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Total Return B, C, D	12.05%	22.11%	32.46%	(1.05)%	10.25%	3.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of all reductions	1.27% A	1.27%	1.28%	1.28%	1.29%	1.32%
Net investment income (loss)	.84% A	.91%	.76%	.42%	.40%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,674	$ 22,903	$ 14,874	$ 11,251	$ 12,051	$ 11,378
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.36	3.53	4.04	(.19)	1.17	.31
Total from investment operations	2.40	3.61	4.08	(.20)	1.16	.31
Distributions from net investment income	-	(.04)	- I	-	(.01)	-
Distributions from net realized gain	-	(.03)	(.03)	(.02)	(.01)	-
Total distributions	-	(.07)	(.03)	(.02)	(.02)	-
Net asset value, end of period	$ 22.81	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Total Return B, C, D	11.76%	21.52%	31.87%	(1.57)%	9.72%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.76% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.10)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676	$ 705	$ 826	$ 776	$ 1,060	$ 1,072
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.34	3.51	4.04	(.19)	1.16	.31
Total from investment operations	2.38	3.59	4.08	(.20)	1.15	.31
Distributions from net investment income	(.09)	(.11)	(.03)	-	(.01)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11) K	(.14)	(.06)	(.03)	(.01) J	-
Net asset value, end of period	$ 22.55	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Total Return B, C, D	11.78%	21.52%	31.89%	(1.58)%	9.69%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of all reductions	1.77% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.09)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,334	$ 11,119	$ 4,775	$ 3,030	$ 2,853	$ 2,501
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.16	.29	.21	.15	.11	.10
Net realized and unrealized gain (loss)	2.49	3.72	4.26	(.20)	1.24	.34
Total from investment operations	2.65	4.01	4.47	(.05)	1.35	.44
Distributions from net investment income	(.23)	(.26)	(.18)	(.15)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.26)	(.29)	(.21)	(.19)	(.10) H	(.02)
Net asset value, end of period	$ 23.95	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Total Return B, C	12.36%	22.82%	33.17%	(.50)%	10.81%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of all reductions	.68% A	.70%	.75%	.73%	.77%	.77%
Net investment income (loss)	1.43% A	1.48%	1.29%	.97%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,905	$ 266,008	$ 223,854	$ 179,641	$ 34,740	$ 1,344
Portfolio turnover rate F	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.18	.04
Net realized and unrealized gain (loss)	2.49	.08
Total from investment operations	2.67	.12
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 23.93	$ 21.56
Total Return B, C	12.48%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52% A
Expenses net of fee waivers, if any	.51% A	.52% A
Expenses net of all reductions	.51% A	.50% A
Net investment income (loss)	1.60% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 101
Portfolio turnover rate F	57% A	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 19,117,359	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 16.93	Increase
		Market comparable	EV/EBITDA multiple	9.2-10.9/9.9	Increase
Other/Energy	$ 9,616,387	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,978,183
Gross unrealized depreciation	(66,687,468)
Net unrealized appreciation (depreciation) on securities and other investments	$ 343,290,715

Tax cost	$ 1,985,518,225

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (77,909,154)
2018	(24,002,417)
Total capital loss carryforward	$ (101,911,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,472,726 and $610,970,571, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 220,612	$ 3,942
Class T	.25%	.25%	54,022	-
Class B	.75%	.25%	3,367	2,535
Class C	.75%	.25%	69,564	26,582
			$ 347,565	$ 33,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,324
Class T*	5,335
Class B*	27
Class C	3,466
$ 30,152

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 294,858.03
Class A	83,265.09
Class T	32,984.30
Class B	1,009.30
Class C	21,030.30
Institutional Class	309,115.22
Class Z	24.04
	$ 742,285

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $236,504, including $650 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,832 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 20,291,262	$ 24,897,965
Class A	1,695,783	1,798,280
Class T	135,608	150,677
Class B	-	1,909
Class C	52,600	33,936
Institutional Class	2,947,631	3,196,922
Class Z	1,273	-
Total	$ 25,124,157	$ 30,079,689

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
From net realized gain
Class O	$ 1,961,237	$ 2,538,844
Class A	206,997	222,674
Class T	27,762	26,379
Class B	-	1,302
Class C	16,089	9,132
Institutional Class	331,768	375,630
Class Z	121	-
Total	$ 2,543,974	$ 3,173,961

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A	Six months ended March 31, 2014	Year ended September 30, 2013 A
Class O
Shares sold	1,159,863	3,171,863	$ 26,072,154	$ 59,100,325
Reinvestment of distributions	886,565	1,407,676	19,468,975	24,161,611
Shares redeemed	(3,971,674)	(14,433,839)	(89,277,740)	(275,995,779)
Net increase (decrease)	(1,925,246)	(9,854,300)	$ (43,736,611)	$ (192,733,843)
Class A
Shares sold	1,378,841	1,535,917	$ 30,059,161	$ 28,726,959
Reinvestment of distributions	84,702	115,483	1,826,161	1,947,628
Shares redeemed	(689,965)	(1,628,774)	(15,246,679)	(30,310,462)
Net increase (decrease)	773,578	22,626	$ 16,638,643	$ 364,125
Class T
Shares sold	216,646	375,221	$ 4,755,650	$ 7,178,937
Reinvestment of distributions	7,167	9,922	153,942	166,859
Shares redeemed	(520,521)	(144,939)	(11,084,546)	(2,749,303)
Net increase (decrease)	(296,708)	240,204	$ (6,174,954)	$ 4,596,493
Class B
Shares sold	4,807	6,951	$ 104,360	$ 131,852
Reinvestment of distributions	-	175	-	2,922
Shares redeemed	(9,700)	(21,543)	(206,737)	(399,867)
Net increase (decrease)	(4,893)	(14,417)	$ (102,377)	$ (265,093)
Class C
Shares sold	252,597	337,131	$ 5,460,653	$ 6,296,211
Reinvestment of distributions	3,067	2,446	64,898	40,647
Shares redeemed	(79,474)	(75,071)	(1,733,072)	(1,370,372)
Net increase (decrease)	176,190	264,506	$ 3,792,479	$ 4,966,486
Institutional Class
Shares sold	654,194	730,999	$ 14,913,179	$ 14,299,680
Reinvestment of distributions	144,124	203,618	3,228,380	3,566,304
Shares redeemed	(739,791)	(1,145,647)	(17,250,074)	(22,433,863)
Net increase (decrease)	58,527	(211,030)	$ 891,485	$ (4,567,879)
Class Z
Shares sold	-	4,664	$ -	$ 100,000
Reinvestment of distributions	62	-	1,395	-
Net increase (decrease)	62	4,664	$ 1,395	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity Advisor®

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.50%
Actual		$ 1,000.00	$ 1,125.00	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.81%
Actual		$ 1,000.00	$ 1,122.70	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Class T	1.27%
Actual		$ 1,000.00	$ 1,120.50	$ 6.71
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.76%
Actual		$ 1,000.00	$ 1,117.60	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,117.80	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,123.60	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class Z	.51%
Actual		$ 1,000.00	$ 1,124.80	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
IBM Corp.	2.9	2.7
Apple, Inc.	2.7	3.5
JPMorgan Chase & Co.	2.6	3.1
Google, Inc. Class A	2.6	1.9
Verizon Communications, Inc.	2.3	1.0
Wells Fargo & Co.	2.2	2.8
General Electric Co.	2.1	2.1
Chevron Corp.	2.1	1.9
Microsoft Corp.	2.0	1.9
Cisco Systems, Inc.	1.9	2.3
	23.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	24.0
Financials	19.2	17.3
Energy	12.9	14.4
Consumer Staples	11.5	10.1
Health Care	10.4	11.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 98.3%		Stocks 95.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.4%		Other 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.9%	** Foreign investments	10.4%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	$ 2,520,000
Darden Restaurants, Inc. (d)	225,000	11,421,000
McDonald's Corp.	275,000	26,958,250
Texas Roadhouse, Inc. Class A	150,000	3,912,000
Yum! Brands, Inc.	275,000	20,732,250
		65,543,500
Leisure Products - 0.8%
Brunswick Corp.	200,000	9,058,000
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	9,699,000
		18,757,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	800,000	39,008,000
Sinclair Broadcast Group, Inc. Class A	200,000	5,418,000
Smiles SA	225,000	3,594,645
		48,020,645
Multiline Retail - 1.6%
Kohl's Corp.	175,000	9,940,000
Target Corp.	425,000	25,716,750
		35,656,750
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	75,000	2,887,500
PetSmart, Inc.	125,000	8,611,250
Staples, Inc.	350,000	3,969,000
The Men's Wearhouse, Inc.	100,000	4,898,000
World Duty Free SpA (a)	275,000	3,856,731
		24,222,481
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	550,000	6,665,932
Brunello Cucinelli SpA	60,433	1,599,339
		8,265,271
TOTAL CONSUMER DISCRETIONARY		200,465,647
CONSUMER STAPLES - 11.5%
Beverages - 3.1%
Molson Coors Brewing Co. Class B	225,000	13,243,500
PepsiCo, Inc.	245,000	20,457,500
The Coca-Cola Co.	950,000	36,727,000
		70,428,000
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	325,000	24,329,500
Drogasil SA	100,000	865,139
Kroger Co.	350,000	15,277,500
Walgreen Co.	200,000	13,206,000
		53,678,139
Food Products - 0.9%
Amira Nature Foods Ltd. (a)(d)	250,000	4,260,000

	Shares	Value
Kellogg Co.	225,000	$ 14,109,750
Mead Johnson Nutrition Co. Class A	30,000	2,494,200
		20,863,950
Household Products - 1.8%
Energizer Holdings, Inc.	75,000	7,555,500
Procter & Gamble Co.	425,000	34,255,000
		41,810,500
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,000	2,071,250
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	200,000	22,286,000
Japan Tobacco, Inc.	150,000	4,708,618
Lorillard, Inc.	400,000	21,632,000
Philip Morris International, Inc.	300,000	24,561,000
		73,187,618
TOTAL CONSUMER STAPLES		262,039,457
ENERGY - 12.4%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	125,000	6,597,500
National Oilwell Varco, Inc.	237,500	18,494,125
Noble Corp.	275,000	9,003,500
Schlumberger Ltd.	260,000	25,350,000
		59,445,125
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	499,954	1,864,828
Anadarko Petroleum Corp.	100,000	8,476,000
Apache Corp.	255,000	21,152,250
Canadian Natural Resources Ltd.	650,000	24,912,257
Chevron Corp.	400,000	47,564,000
Clean Energy Fuels Corp. (a)(d)	200,000	1,788,000
CONSOL Energy, Inc.	475,000	18,976,250
Exxon Mobil Corp.	200,000	19,536,000
Markwest Energy Partners LP	150,000	9,798,000
Peabody Energy Corp.	575,000	9,395,500
Suncor Energy, Inc.	1,050,000	36,671,642
The Williams Companies, Inc.	550,000	22,319,000
		222,453,727
TOTAL ENERGY		281,898,852
FINANCIALS - 19.2%
Banks - 7.2%
Bank of America Corp.	1,750,000	30,100,000
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Co.	975,000	59,192,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	475,000	$ 9,926,420
Wells Fargo & Co.	1,000,000	49,740,000
		163,238,670
Capital Markets - 5.0%
Apollo Global Management LLC Class A	150,000	4,770,000
Apollo Investment Corp.	80,100	665,631
Ashmore Group PLC (d)	950,000	5,256,607
Goldman Sachs Group, Inc.	62,500	10,240,625
Invesco Ltd.	225,000	8,325,000
KKR & Co. LP	700,000	15,988,000
Morgan Stanley	750,000	23,377,500
State Street Corp.	250,000	17,387,500
The Blackstone Group LP	850,000	28,262,500
		114,273,363
Consumer Finance - 0.2%
Springleaf Holdings, Inc. (d)	150,000	3,772,500
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	250,000	31,242,500
KKR Financial Holdings LLC	1,000,000	11,570,000
KKR Renaissance Co-Invest LP unit (g)	50,000	7,964,000
TPG Specialty Lending, Inc.	115,300	1,913,980
		52,690,480
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	75,000	7,739,250
Brasil Insurance Participacoes e Administracao SA	194,700	979,078
Lincoln National Corp.	100,000	5,067,000
MetLife, Inc.	650,000	34,320,000
The Chubb Corp.	125,000	11,162,500
The Travelers Companies, Inc.	125,000	10,637,500
		69,905,328
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	150,000	3,223,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,000,090	30,061,353
TOTAL FINANCIALS		437,165,194
HEALTH CARE - 10.4%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)(d)	300,000	987,000
Alnylam Pharmaceuticals, Inc. (a)	25,000	1,678,500
Amgen, Inc.	187,500	23,126,250
Clovis Oncology, Inc. (a)	5,600	387,912
Dyax Corp. (a)	200,000	1,796,000
Genmab A/S (a)	25,000	1,016,266
Gilead Sciences, Inc. (a)	75,000	5,314,500
Infinity Pharmaceuticals, Inc. (a)	100,000	1,189,000

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	4,000	$ 1,319,160
KYTHERA Biopharmaceuticals, Inc. (a)	25,000	994,000
MEI Pharma, Inc. (a)(d)	425,000	4,730,250
		42,538,838
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	75,000	5,518,500
Boston Scientific Corp. (a)	100,000	1,352,000
Edwards Lifesciences Corp. (a)	100,000	7,417,000
Haemonetics Corp. (a)	150,000	4,888,500
		19,176,000
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	200,000	8,947,987
China Cord Blood Corp. (a)	500,000	2,000,000
Community Health Systems, Inc. (a)	150,000	5,875,500
Express Scripts Holding Co. (a)	125,000	9,386,250
HCA Holdings, Inc. (a)	275,000	14,437,500
Laboratory Corp. of America Holdings (a)	62,500	6,138,125
McKesson Corp.	75,000	13,242,750
Qualicorp SA (a)	525,000	5,310,159
Quest Diagnostics, Inc.	100,000	5,792,000
UnitedHealth Group, Inc.	187,500	15,373,125
Universal American Spin Corp.	150,000	1,060,500
		87,563,896
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,507,500
MedAssets, Inc. (a)	825,000	20,385,750
		24,893,250
Pharmaceuticals - 2.7%
Actavis PLC (a)	25,000	5,146,250
Astellas Pharma, Inc.	375,000	4,447,028
GlaxoSmithKline PLC sponsored ADR	100,000	5,343,000
Jazz Pharmaceuticals PLC (a)	37,500	5,200,500
Merck & Co., Inc.	500,000	28,385,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	7,926,000
TherapeuticsMD, Inc. (a)	300,000	1,893,000
XenoPort, Inc. (a)	600,000	3,102,000
		61,442,778
TOTAL HEALTH CARE		235,614,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	150,000	17,526,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	225,000	11,787,750
Expeditors International of Washington, Inc.	100,000	3,963,000
FedEx Corp.	75,000	9,942,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)(d)	1,250,000	$ 5,703,471
United Parcel Service, Inc. Class B	200,000	19,476,000
		50,872,221
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	150,000	9,525,000
Industrial Conglomerates - 2.8%
Danaher Corp.	200,000	15,000,000
General Electric Co.	1,850,000	47,896,500
		62,896,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	62,500	5,077,500
Valmont Industries, Inc.	30,000	4,465,200
		9,542,700
Professional Services - 0.8%
Acacia Research Corp.	640,100	9,780,728
Towers Watson & Co.	63,000	7,185,150
		16,965,878
Road & Rail - 1.0%
AMERCO	10,000	2,321,200
Hertz Global Holdings, Inc. (a)	175,000	4,662,000
Kansas City Southern	25,000	2,551,500
Union Pacific Corp.	75,000	14,074,500
		23,609,200
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a)	100,000	9,494,000
TOTAL INDUSTRIALS		200,431,499
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,000,000	44,820,000
Juniper Networks, Inc. (a)	250,000	6,440,000
QUALCOMM, Inc.	337,500	26,615,250
		77,875,250
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	650,000	4,798,721
TE Connectivity Ltd.	105,000	6,322,050
		11,120,771
Internet Software & Services - 3.6%
Dice Holdings, Inc. (a)	175,000	1,305,500
Facebook, Inc. Class A (a)	175,000	10,542,000
Google, Inc. Class A (a)	52,500	58,511,775
Yahoo!, Inc. (a)	325,000	11,667,500
		82,026,775

	Shares	Value
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	300,000	$ 15,183,000
Fidelity National Information Services, Inc.	125,000	6,681,250
IBM Corp.	345,000	66,409,047
MasterCard, Inc. Class A	225,000	16,807,500
Paychex, Inc.	425,000	18,105,000
Visa, Inc. Class A	125,000	26,982,500
		150,168,297
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	750,000	15,315,000
Broadcom Corp. Class A	1,000,000	31,480,000
Samsung Electronics Co. Ltd.	6,000	7,566,908
		54,361,908
Software - 4.0%
Citrix Systems, Inc. (a)	112,500	6,460,875
Microsoft Corp.	1,100,000	45,089,000
Nuance Communications, Inc. (a)(d)	550,000	9,443,500
Oracle Corp.	600,000	24,546,000
VMware, Inc. Class A (a)(d)	60,000	6,481,200
		92,020,575
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	115,000	61,725,100
TOTAL INFORMATION TECHNOLOGY		529,298,676
MATERIALS - 1.1%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,754,000
Metals & Mining - 0.7%
Century Aluminum Co. (a)	300,000	3,963,000
Freeport-McMoRan Copper & Gold, Inc.	350,000	11,574,500
		15,537,500
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	75,000	3,426,052
TOTAL MATERIALS		23,717,552
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	52,327,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Southern Co.	165,000	7,250,100
TOTAL COMMON STOCKS (Cost $1,881,703,460)		2,230,208,739
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (g)	65,160	$ 1,102,905
Series D (g)	20,764	351,454
		1,454,359
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	25,005	6,479,695
TOTAL PREFERRED STOCKS (Cost $5,904,673)		7,934,054
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g) (Cost $2,000,000)	$ 2,000,000	1,697,200
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	2,949,720
TOTAL OTHER (Cost $10,000,000)		9,616,387
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	32,707,782	$ 32,707,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,644,778	46,644,778
TOTAL MONEY MARKET FUNDS (Cost $79,352,560)		79,352,560
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,978,960,693)		2,328,808,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(52,174,148)
NET ASSETS - 100%		$ 2,276,634,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,430,945 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,224
Fidelity Securities Lending Cash Central Fund	236,504
Total	$ 265,728
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	2,949,720
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 9,616,387
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,399,701	$ 197,246,342	$ -	$ 11,153,359
Consumer Staples	262,039,457	262,039,457	-	-
Energy	281,898,852	281,898,852	-	-
Financials	437,165,194	429,201,194	-	7,964,000
Health Care	235,614,762	235,614,762	-	-
Industrials	200,431,499	200,431,499	-	-
Information Technology	529,298,676	529,298,676	-	-
Materials	23,717,552	23,717,552	-	-
Telecommunication Services	52,327,000	52,327,000	-	-
Utilities	7,250,100	7,250,100	-	-
Corporate Bonds	1,697,200	-	1,697,200	-
Other/Energy	9,616,387	-	-	9,616,387
Money Market Funds	79,352,560	79,352,560	-	-
Total Investments in Securities:	$ 2,328,808,940	$ 2,298,377,994	$ 1,697,200	$ 28,733,746
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,332,399
Cost of Purchases	351,454
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,733,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,332,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Canada	3.3%
United Kingdom	2.6%
Curacao	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,097,775) - See accompanying schedule: Unaffiliated issuers (cost $1,889,608,133)	$ 2,239,839,993
Fidelity Central Funds (cost $79,352,560)	79,352,560
Other affiliated issuers (cost $10,000,000)	9,616,387
Total Investments (cost $1,978,960,693)		$ 2,328,808,940
Receivable for investments sold		7,430,386
Receivable for fund shares sold		882,740
Dividends receivable		3,583,102
Interest receivable		6,123
Distributions receivable from Fidelity Central Funds		38,923
Prepaid expenses		2,607
Other receivables		65,556
Total assets		2,340,818,377

Liabilities
Payable for investments purchased	$ 14,308,899
Payable for fund shares redeemed	2,082,458
Accrued management fee	792,586
Distribution and service plan fees payable	60,525
Other affiliated payables	189,362
Other payables and accrued expenses	104,977
Collateral on securities loaned, at value	46,644,778
Total liabilities		64,183,585

Net Assets		$ 2,276,634,792
Net Assets consist of:
Paid in capital		$ 1,853,352,223
Undistributed net investment income		8,531,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,902,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,848,438
Net Assets		$ 2,276,634,792

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,755,144,128 ÷ 74,701,796 shares)	$ 23.50

Class A: Net Asset Value and redemption price per share ($188,788,166 ÷ 8,193,677 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($18,673,570 ÷ 814,431 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($676,061 ÷ 29,641 shares)A	$ 22.81

Class C: Net Asset Value and offering price per share ($16,334,404 ÷ 724,379 shares)A	$ 22.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,905,358 ÷ 12,395,647 shares)	$ 23.95

Class Z: Net Asset Value, offering price and redemption price per share ($113,105 ÷ 4,727 shares)	$ 23.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 22,086,975
Interest (including $800,000 earned from other affiliated issuers)		829,999
Income from Fidelity Central Funds		265,728
Total income		23,182,702

Expenses
Management fee	$ 4,639,336
Transfer agent fees	742,285
Distribution and service plan fees	347,565
Accounting and security lending fees	335,761
Custodian fees and expenses	27,893
Independent trustees' compensation	4,572
Appreciation in deferred trustee compensation account	596
Registration fees	42,813
Audit	36,709
Legal	7,664
Miscellaneous	8,912
Total expenses before reductions	6,194,106
Expense reductions	(10,838)	6,183,268
Net investment income (loss)		16,999,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,467,787
Foreign currency transactions	56,611
Total net realized gain (loss)		185,524,398
Change in net unrealized appreciation (depreciation) on: Investment securities	53,341,587
Assets and liabilities in foreign currencies	(1,488)
Total change in net unrealized appreciation (depreciation)		53,340,099
Net gain (loss)		238,864,497
Net increase (decrease) in net assets resulting from operations		$ 255,863,931

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,999,434	$ 32,104,549
Net realized gain (loss)	185,524,398	249,837,272
Change in net unrealized appreciation (depreciation)	53,340,099	128,824,382
Net increase (decrease) in net assets resulting from operations	255,863,931	410,766,203
Distributions to shareholders from net investment income	(25,124,157)	(30,079,689)
Distributions to shareholders from net realized gain	(2,543,974)	(3,173,961)
Total distributions	(27,668,131)	(33,253,650)
Share transactions - net increase (decrease)	(28,689,940)	(187,539,711)
Total increase (decrease) in net assets	199,505,860	189,972,842

Net Assets
Beginning of period	2,077,128,932	1,887,156,090
End of period (including undistributed net investment income of $8,531,724 and undistributed net investment income of $16,656,447, respectively)	$ 2,276,634,792	$ 2,077,128,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.18	.32	.24	.18	.15	.13
Net realized and unrealized gain (loss)	2.45	3.64	4.19	(.20)	1.21	.29
Total from investment operations	2.63	3.96	4.43	(.02)	1.36	.42
Distributions from net investment income	(.27)	(.29)	(.20)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.30)	(.32)	(.23)	(.20) J	(.14) I	(.15)
Net asset value, end of period	$ 23.50	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Total Return B, C, D	12.50%	23.05%	33.55%	(.32)%	11.15%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50% A	.49%	.51%	.50%	.50%	.50%
Net investment income (loss)	1.61% A	1.68%	1.53%	1.20%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,144	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Income from Investment Operations
Net investment income (loss) F	.14	.26	.19	.13	.10	.08
Net realized and unrealized gain (loss)	2.39	3.58	4.10	(.20)	1.19	.30
Total from investment operations	2.53	3.84	4.29	(.07)	1.29	.38
Distributions from net investment income	(.21)	(.24)	(.15)	(.10)	(.09)	(.09)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.24)	(.27)	(.18)	(.14)	(.10)	(.09)
Net asset value, end of period	$ 23.04	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Total Return B, C, D, E	12.27%	22.73%	33.06%	(.62)%	10.70%	3.59%
Ratios to Average Net Assets G, I
Expenses before reductions	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.81% A	.81%	.84%	.85%	.87%	.93%
Net investment income (loss)	1.30% A	1.37%	1.20%	.85%	.82%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,788	$ 153,940	$ 127,100	$ 98,808	$ 110,672	$ 129,758
Portfolio turnover rate H	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.09	.17	.12	.06	.05	.05
Net realized and unrealized gain (loss)	2.38	3.56	4.08	(.19)	1.18	.32
Total from investment operations	2.47	3.73	4.20	(.13)	1.23	.37
Distributions from net investment income	(.13)	(.17)	(.08)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.15) I	(.20)	(.11)	(.09)	(.06)	(.02)
Net asset value, end of period	$ 22.93	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Total Return B, C, D	12.05%	22.11%	32.46%	(1.05)%	10.25%	3.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of all reductions	1.27% A	1.27%	1.28%	1.28%	1.29%	1.32%
Net investment income (loss)	.84% A	.91%	.76%	.42%	.40%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,674	$ 22,903	$ 14,874	$ 11,251	$ 12,051	$ 11,378
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.36	3.53	4.04	(.19)	1.17	.31
Total from investment operations	2.40	3.61	4.08	(.20)	1.16	.31
Distributions from net investment income	-	(.04)	- I	-	(.01)	-
Distributions from net realized gain	-	(.03)	(.03)	(.02)	(.01)	-
Total distributions	-	(.07)	(.03)	(.02)	(.02)	-
Net asset value, end of period	$ 22.81	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Total Return B, C, D	11.76%	21.52%	31.87%	(1.57)%	9.72%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.76% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.10)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676	$ 705	$ 826	$ 776	$ 1,060	$ 1,072
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.34	3.51	4.04	(.19)	1.16	.31
Total from investment operations	2.38	3.59	4.08	(.20)	1.15	.31
Distributions from net investment income	(.09)	(.11)	(.03)	-	(.01)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11) K	(.14)	(.06)	(.03)	(.01) J	-
Net asset value, end of period	$ 22.55	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Total Return B, C, D	11.78%	21.52%	31.89%	(1.58)%	9.69%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of all reductions	1.77% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.09)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,334	$ 11,119	$ 4,775	$ 3,030	$ 2,853	$ 2,501
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.16	.29	.21	.15	.11	.10
Net realized and unrealized gain (loss)	2.49	3.72	4.26	(.20)	1.24	.34
Total from investment operations	2.65	4.01	4.47	(.05)	1.35	.44
Distributions from net investment income	(.23)	(.26)	(.18)	(.15)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.26)	(.29)	(.21)	(.19)	(.10) H	(.02)
Net asset value, end of period	$ 23.95	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Total Return B, C	12.36%	22.82%	33.17%	(.50)%	10.81%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of all reductions	.68% A	.70%	.75%	.73%	.77%	.77%
Net investment income (loss)	1.43% A	1.48%	1.29%	.97%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,905	$ 266,008	$ 223,854	$ 179,641	$ 34,740	$ 1,344
Portfolio turnover rate F	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.18	.04
Net realized and unrealized gain (loss)	2.49	.08
Total from investment operations	2.67	.12
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 23.93	$ 21.56
Total Return B, C	12.48%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52% A
Expenses net of fee waivers, if any	.51% A	.52% A
Expenses net of all reductions	.51% A	.50% A
Net investment income (loss)	1.60% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 101
Portfolio turnover rate F	57% A	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 19,117,359	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 16.93	Increase
		Market comparable	EV/EBITDA multiple	9.2-10.9/9.9	Increase
Other/Energy	$ 9,616,387	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,978,183
Gross unrealized depreciation	(66,687,468)
Net unrealized appreciation (depreciation) on securities and other investments	$ 343,290,715

Tax cost	$ 1,985,518,225

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (77,909,154)
2018	(24,002,417)
Total capital loss carryforward	$ (101,911,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,472,726 and $610,970,571, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 220,612	$ 3,942
Class T	.25%	.25%	54,022	-
Class B	.75%	.25%	3,367	2,535
Class C	.75%	.25%	69,564	26,582
			$ 347,565	$ 33,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,324
Class T*	5,335
Class B*	27
Class C	3,466
$ 30,152

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 294,858.03
Class A	83,265.09
Class T	32,984.30
Class B	1,009.30
Class C	21,030.30
Institutional Class	309,115.22
Class Z	24.04
	$ 742,285

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $236,504, including $650 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,832 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 20,291,262	$ 24,897,965
Class A	1,695,783	1,798,280
Class T	135,608	150,677
Class B	-	1,909
Class C	52,600	33,936
Institutional Class	2,947,631	3,196,922
Class Z	1,273	-
Total	$ 25,124,157	$ 30,079,689

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
From net realized gain
Class O	$ 1,961,237	$ 2,538,844
Class A	206,997	222,674
Class T	27,762	26,379
Class B	-	1,302
Class C	16,089	9,132
Institutional Class	331,768	375,630
Class Z	121	-
Total	$ 2,543,974	$ 3,173,961

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A	Six months ended March 31, 2014	Year ended September 30, 2013 A
Class O
Shares sold	1,159,863	3,171,863	$ 26,072,154	$ 59,100,325
Reinvestment of distributions	886,565	1,407,676	19,468,975	24,161,611
Shares redeemed	(3,971,674)	(14,433,839)	(89,277,740)	(275,995,779)
Net increase (decrease)	(1,925,246)	(9,854,300)	$ (43,736,611)	$ (192,733,843)
Class A
Shares sold	1,378,841	1,535,917	$ 30,059,161	$ 28,726,959
Reinvestment of distributions	84,702	115,483	1,826,161	1,947,628
Shares redeemed	(689,965)	(1,628,774)	(15,246,679)	(30,310,462)
Net increase (decrease)	773,578	22,626	$ 16,638,643	$ 364,125
Class T
Shares sold	216,646	375,221	$ 4,755,650	$ 7,178,937
Reinvestment of distributions	7,167	9,922	153,942	166,859
Shares redeemed	(520,521)	(144,939)	(11,084,546)	(2,749,303)
Net increase (decrease)	(296,708)	240,204	$ (6,174,954)	$ 4,596,493
Class B
Shares sold	4,807	6,951	$ 104,360	$ 131,852
Reinvestment of distributions	-	175	-	2,922
Shares redeemed	(9,700)	(21,543)	(206,737)	(399,867)
Net increase (decrease)	(4,893)	(14,417)	$ (102,377)	$ (265,093)
Class C
Shares sold	252,597	337,131	$ 5,460,653	$ 6,296,211
Reinvestment of distributions	3,067	2,446	64,898	40,647
Shares redeemed	(79,474)	(75,071)	(1,733,072)	(1,370,372)
Net increase (decrease)	176,190	264,506	$ 3,792,479	$ 4,966,486
Institutional Class
Shares sold	654,194	730,999	$ 14,913,179	$ 14,299,680
Reinvestment of distributions	144,124	203,618	3,228,380	3,566,304
Shares redeemed	(739,791)	(1,145,647)	(17,250,074)	(22,433,863)
Net increase (decrease)	58,527	(211,030)	$ 891,485	$ (4,567,879)
Class Z
Shares sold	-	4,664	$ -	$ 100,000
Reinvestment of distributions	62	-	1,395	-
Net increase (decrease)	62	4,664	$ 1,395	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESI-USAN-0514
1.814746.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Diversified Stock Fund -

Class Z

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.50%
Actual		$ 1,000.00	$ 1,125.00	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.81%
Actual		$ 1,000.00	$ 1,122.70	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Class T	1.27%
Actual		$ 1,000.00	$ 1,120.50	$ 6.71
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.76%
Actual		$ 1,000.00	$ 1,117.60	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,117.80	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,123.60	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class Z	.51%
Actual		$ 1,000.00	$ 1,124.80	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
IBM Corp.	2.9	2.7
Apple, Inc.	2.7	3.5
JPMorgan Chase & Co.	2.6	3.1
Google, Inc. Class A	2.6	1.9
Verizon Communications, Inc.	2.3	1.0
Wells Fargo & Co.	2.2	2.8
General Electric Co.	2.1	2.1
Chevron Corp.	2.1	1.9
Microsoft Corp.	2.0	1.9
Cisco Systems, Inc.	1.9	2.3
	23.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	24.0
Financials	19.2	17.3
Energy	12.9	14.4
Consumer Staples	11.5	10.1
Health Care	10.4	11.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 98.3%		Stocks 95.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.4%		Other 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.9%	** Foreign investments	10.4%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	$ 2,520,000
Darden Restaurants, Inc. (d)	225,000	11,421,000
McDonald's Corp.	275,000	26,958,250
Texas Roadhouse, Inc. Class A	150,000	3,912,000
Yum! Brands, Inc.	275,000	20,732,250
		65,543,500
Leisure Products - 0.8%
Brunswick Corp.	200,000	9,058,000
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	9,699,000
		18,757,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	800,000	39,008,000
Sinclair Broadcast Group, Inc. Class A	200,000	5,418,000
Smiles SA	225,000	3,594,645
		48,020,645
Multiline Retail - 1.6%
Kohl's Corp.	175,000	9,940,000
Target Corp.	425,000	25,716,750
		35,656,750
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	75,000	2,887,500
PetSmart, Inc.	125,000	8,611,250
Staples, Inc.	350,000	3,969,000
The Men's Wearhouse, Inc.	100,000	4,898,000
World Duty Free SpA (a)	275,000	3,856,731
		24,222,481
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	550,000	6,665,932
Brunello Cucinelli SpA	60,433	1,599,339
		8,265,271
TOTAL CONSUMER DISCRETIONARY		200,465,647
CONSUMER STAPLES - 11.5%
Beverages - 3.1%
Molson Coors Brewing Co. Class B	225,000	13,243,500
PepsiCo, Inc.	245,000	20,457,500
The Coca-Cola Co.	950,000	36,727,000
		70,428,000
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	325,000	24,329,500
Drogasil SA	100,000	865,139
Kroger Co.	350,000	15,277,500
Walgreen Co.	200,000	13,206,000
		53,678,139
Food Products - 0.9%
Amira Nature Foods Ltd. (a)(d)	250,000	4,260,000

	Shares	Value
Kellogg Co.	225,000	$ 14,109,750
Mead Johnson Nutrition Co. Class A	30,000	2,494,200
		20,863,950
Household Products - 1.8%
Energizer Holdings, Inc.	75,000	7,555,500
Procter & Gamble Co.	425,000	34,255,000
		41,810,500
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,000	2,071,250
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	200,000	22,286,000
Japan Tobacco, Inc.	150,000	4,708,618
Lorillard, Inc.	400,000	21,632,000
Philip Morris International, Inc.	300,000	24,561,000
		73,187,618
TOTAL CONSUMER STAPLES		262,039,457
ENERGY - 12.4%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	125,000	6,597,500
National Oilwell Varco, Inc.	237,500	18,494,125
Noble Corp.	275,000	9,003,500
Schlumberger Ltd.	260,000	25,350,000
		59,445,125
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	499,954	1,864,828
Anadarko Petroleum Corp.	100,000	8,476,000
Apache Corp.	255,000	21,152,250
Canadian Natural Resources Ltd.	650,000	24,912,257
Chevron Corp.	400,000	47,564,000
Clean Energy Fuels Corp. (a)(d)	200,000	1,788,000
CONSOL Energy, Inc.	475,000	18,976,250
Exxon Mobil Corp.	200,000	19,536,000
Markwest Energy Partners LP	150,000	9,798,000
Peabody Energy Corp.	575,000	9,395,500
Suncor Energy, Inc.	1,050,000	36,671,642
The Williams Companies, Inc.	550,000	22,319,000
		222,453,727
TOTAL ENERGY		281,898,852
FINANCIALS - 19.2%
Banks - 7.2%
Bank of America Corp.	1,750,000	30,100,000
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Co.	975,000	59,192,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	475,000	$ 9,926,420
Wells Fargo & Co.	1,000,000	49,740,000
		163,238,670
Capital Markets - 5.0%
Apollo Global Management LLC Class A	150,000	4,770,000
Apollo Investment Corp.	80,100	665,631
Ashmore Group PLC (d)	950,000	5,256,607
Goldman Sachs Group, Inc.	62,500	10,240,625
Invesco Ltd.	225,000	8,325,000
KKR & Co. LP	700,000	15,988,000
Morgan Stanley	750,000	23,377,500
State Street Corp.	250,000	17,387,500
The Blackstone Group LP	850,000	28,262,500
		114,273,363
Consumer Finance - 0.2%
Springleaf Holdings, Inc. (d)	150,000	3,772,500
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	250,000	31,242,500
KKR Financial Holdings LLC	1,000,000	11,570,000
KKR Renaissance Co-Invest LP unit (g)	50,000	7,964,000
TPG Specialty Lending, Inc.	115,300	1,913,980
		52,690,480
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	75,000	7,739,250
Brasil Insurance Participacoes e Administracao SA	194,700	979,078
Lincoln National Corp.	100,000	5,067,000
MetLife, Inc.	650,000	34,320,000
The Chubb Corp.	125,000	11,162,500
The Travelers Companies, Inc.	125,000	10,637,500
		69,905,328
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	150,000	3,223,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,000,090	30,061,353
TOTAL FINANCIALS		437,165,194
HEALTH CARE - 10.4%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)(d)	300,000	987,000
Alnylam Pharmaceuticals, Inc. (a)	25,000	1,678,500
Amgen, Inc.	187,500	23,126,250
Clovis Oncology, Inc. (a)	5,600	387,912
Dyax Corp. (a)	200,000	1,796,000
Genmab A/S (a)	25,000	1,016,266
Gilead Sciences, Inc. (a)	75,000	5,314,500
Infinity Pharmaceuticals, Inc. (a)	100,000	1,189,000

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	4,000	$ 1,319,160
KYTHERA Biopharmaceuticals, Inc. (a)	25,000	994,000
MEI Pharma, Inc. (a)(d)	425,000	4,730,250
		42,538,838
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	75,000	5,518,500
Boston Scientific Corp. (a)	100,000	1,352,000
Edwards Lifesciences Corp. (a)	100,000	7,417,000
Haemonetics Corp. (a)	150,000	4,888,500
		19,176,000
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	200,000	8,947,987
China Cord Blood Corp. (a)	500,000	2,000,000
Community Health Systems, Inc. (a)	150,000	5,875,500
Express Scripts Holding Co. (a)	125,000	9,386,250
HCA Holdings, Inc. (a)	275,000	14,437,500
Laboratory Corp. of America Holdings (a)	62,500	6,138,125
McKesson Corp.	75,000	13,242,750
Qualicorp SA (a)	525,000	5,310,159
Quest Diagnostics, Inc.	100,000	5,792,000
UnitedHealth Group, Inc.	187,500	15,373,125
Universal American Spin Corp.	150,000	1,060,500
		87,563,896
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,507,500
MedAssets, Inc. (a)	825,000	20,385,750
		24,893,250
Pharmaceuticals - 2.7%
Actavis PLC (a)	25,000	5,146,250
Astellas Pharma, Inc.	375,000	4,447,028
GlaxoSmithKline PLC sponsored ADR	100,000	5,343,000
Jazz Pharmaceuticals PLC (a)	37,500	5,200,500
Merck & Co., Inc.	500,000	28,385,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	7,926,000
TherapeuticsMD, Inc. (a)	300,000	1,893,000
XenoPort, Inc. (a)	600,000	3,102,000
		61,442,778
TOTAL HEALTH CARE		235,614,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	150,000	17,526,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	225,000	11,787,750
Expeditors International of Washington, Inc.	100,000	3,963,000
FedEx Corp.	75,000	9,942,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)(d)	1,250,000	$ 5,703,471
United Parcel Service, Inc. Class B	200,000	19,476,000
		50,872,221
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	150,000	9,525,000
Industrial Conglomerates - 2.8%
Danaher Corp.	200,000	15,000,000
General Electric Co.	1,850,000	47,896,500
		62,896,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	62,500	5,077,500
Valmont Industries, Inc.	30,000	4,465,200
		9,542,700
Professional Services - 0.8%
Acacia Research Corp.	640,100	9,780,728
Towers Watson & Co.	63,000	7,185,150
		16,965,878
Road & Rail - 1.0%
AMERCO	10,000	2,321,200
Hertz Global Holdings, Inc. (a)	175,000	4,662,000
Kansas City Southern	25,000	2,551,500
Union Pacific Corp.	75,000	14,074,500
		23,609,200
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a)	100,000	9,494,000
TOTAL INDUSTRIALS		200,431,499
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,000,000	44,820,000
Juniper Networks, Inc. (a)	250,000	6,440,000
QUALCOMM, Inc.	337,500	26,615,250
		77,875,250
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	650,000	4,798,721
TE Connectivity Ltd.	105,000	6,322,050
		11,120,771
Internet Software & Services - 3.6%
Dice Holdings, Inc. (a)	175,000	1,305,500
Facebook, Inc. Class A (a)	175,000	10,542,000
Google, Inc. Class A (a)	52,500	58,511,775
Yahoo!, Inc. (a)	325,000	11,667,500
		82,026,775

	Shares	Value
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	300,000	$ 15,183,000
Fidelity National Information Services, Inc.	125,000	6,681,250
IBM Corp.	345,000	66,409,047
MasterCard, Inc. Class A	225,000	16,807,500
Paychex, Inc.	425,000	18,105,000
Visa, Inc. Class A	125,000	26,982,500
		150,168,297
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	750,000	15,315,000
Broadcom Corp. Class A	1,000,000	31,480,000
Samsung Electronics Co. Ltd.	6,000	7,566,908
		54,361,908
Software - 4.0%
Citrix Systems, Inc. (a)	112,500	6,460,875
Microsoft Corp.	1,100,000	45,089,000
Nuance Communications, Inc. (a)(d)	550,000	9,443,500
Oracle Corp.	600,000	24,546,000
VMware, Inc. Class A (a)(d)	60,000	6,481,200
		92,020,575
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	115,000	61,725,100
TOTAL INFORMATION TECHNOLOGY		529,298,676
MATERIALS - 1.1%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,754,000
Metals & Mining - 0.7%
Century Aluminum Co. (a)	300,000	3,963,000
Freeport-McMoRan Copper & Gold, Inc.	350,000	11,574,500
		15,537,500
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	75,000	3,426,052
TOTAL MATERIALS		23,717,552
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	52,327,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Southern Co.	165,000	7,250,100
TOTAL COMMON STOCKS (Cost $1,881,703,460)		2,230,208,739
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (g)	65,160	$ 1,102,905
Series D (g)	20,764	351,454
		1,454,359
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	25,005	6,479,695
TOTAL PREFERRED STOCKS (Cost $5,904,673)		7,934,054
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g) (Cost $2,000,000)	$ 2,000,000	1,697,200
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	2,949,720
TOTAL OTHER (Cost $10,000,000)		9,616,387
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	32,707,782	$ 32,707,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,644,778	46,644,778
TOTAL MONEY MARKET FUNDS (Cost $79,352,560)		79,352,560
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,978,960,693)		2,328,808,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(52,174,148)
NET ASSETS - 100%		$ 2,276,634,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,430,945 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,224
Fidelity Securities Lending Cash Central Fund	236,504
Total	$ 265,728
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	2,949,720
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 9,616,387
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,399,701	$ 197,246,342	$ -	$ 11,153,359
Consumer Staples	262,039,457	262,039,457	-	-
Energy	281,898,852	281,898,852	-	-
Financials	437,165,194	429,201,194	-	7,964,000
Health Care	235,614,762	235,614,762	-	-
Industrials	200,431,499	200,431,499	-	-
Information Technology	529,298,676	529,298,676	-	-
Materials	23,717,552	23,717,552	-	-
Telecommunication Services	52,327,000	52,327,000	-	-
Utilities	7,250,100	7,250,100	-	-
Corporate Bonds	1,697,200	-	1,697,200	-
Other/Energy	9,616,387	-	-	9,616,387
Money Market Funds	79,352,560	79,352,560	-	-
Total Investments in Securities:	$ 2,328,808,940	$ 2,298,377,994	$ 1,697,200	$ 28,733,746
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,332,399
Cost of Purchases	351,454
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,733,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,332,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Canada	3.3%
United Kingdom	2.6%
Curacao	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,097,775) - See accompanying schedule: Unaffiliated issuers (cost $1,889,608,133)	$ 2,239,839,993
Fidelity Central Funds (cost $79,352,560)	79,352,560
Other affiliated issuers (cost $10,000,000)	9,616,387
Total Investments (cost $1,978,960,693)		$ 2,328,808,940
Receivable for investments sold		7,430,386
Receivable for fund shares sold		882,740
Dividends receivable		3,583,102
Interest receivable		6,123
Distributions receivable from Fidelity Central Funds		38,923
Prepaid expenses		2,607
Other receivables		65,556
Total assets		2,340,818,377

Liabilities
Payable for investments purchased	$ 14,308,899
Payable for fund shares redeemed	2,082,458
Accrued management fee	792,586
Distribution and service plan fees payable	60,525
Other affiliated payables	189,362
Other payables and accrued expenses	104,977
Collateral on securities loaned, at value	46,644,778
Total liabilities		64,183,585

Net Assets		$ 2,276,634,792
Net Assets consist of:
Paid in capital		$ 1,853,352,223
Undistributed net investment income		8,531,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,902,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,848,438
Net Assets		$ 2,276,634,792

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,755,144,128 ÷ 74,701,796 shares)	$ 23.50

Class A: Net Asset Value and redemption price per share ($188,788,166 ÷ 8,193,677 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($18,673,570 ÷ 814,431 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($676,061 ÷ 29,641 shares)A	$ 22.81

Class C: Net Asset Value and offering price per share ($16,334,404 ÷ 724,379 shares)A	$ 22.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,905,358 ÷ 12,395,647 shares)	$ 23.95

Class Z: Net Asset Value, offering price and redemption price per share ($113,105 ÷ 4,727 shares)	$ 23.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 22,086,975
Interest (including $800,000 earned from other affiliated issuers)		829,999
Income from Fidelity Central Funds		265,728
Total income		23,182,702

Expenses
Management fee	$ 4,639,336
Transfer agent fees	742,285
Distribution and service plan fees	347,565
Accounting and security lending fees	335,761
Custodian fees and expenses	27,893
Independent trustees' compensation	4,572
Appreciation in deferred trustee compensation account	596
Registration fees	42,813
Audit	36,709
Legal	7,664
Miscellaneous	8,912
Total expenses before reductions	6,194,106
Expense reductions	(10,838)	6,183,268
Net investment income (loss)		16,999,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,467,787
Foreign currency transactions	56,611
Total net realized gain (loss)		185,524,398
Change in net unrealized appreciation (depreciation) on: Investment securities	53,341,587
Assets and liabilities in foreign currencies	(1,488)
Total change in net unrealized appreciation (depreciation)		53,340,099
Net gain (loss)		238,864,497
Net increase (decrease) in net assets resulting from operations		$ 255,863,931

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,999,434	$ 32,104,549
Net realized gain (loss)	185,524,398	249,837,272
Change in net unrealized appreciation (depreciation)	53,340,099	128,824,382
Net increase (decrease) in net assets resulting from operations	255,863,931	410,766,203
Distributions to shareholders from net investment income	(25,124,157)	(30,079,689)
Distributions to shareholders from net realized gain	(2,543,974)	(3,173,961)
Total distributions	(27,668,131)	(33,253,650)
Share transactions - net increase (decrease)	(28,689,940)	(187,539,711)
Total increase (decrease) in net assets	199,505,860	189,972,842

Net Assets
Beginning of period	2,077,128,932	1,887,156,090
End of period (including undistributed net investment income of $8,531,724 and undistributed net investment income of $16,656,447, respectively)	$ 2,276,634,792	$ 2,077,128,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.18	.32	.24	.18	.15	.13
Net realized and unrealized gain (loss)	2.45	3.64	4.19	(.20)	1.21	.29
Total from investment operations	2.63	3.96	4.43	(.02)	1.36	.42
Distributions from net investment income	(.27)	(.29)	(.20)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.30)	(.32)	(.23)	(.20) J	(.14) I	(.15)
Net asset value, end of period	$ 23.50	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Total Return B, C, D	12.50%	23.05%	33.55%	(.32)%	11.15%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50% A	.49%	.51%	.50%	.50%	.50%
Net investment income (loss)	1.61% A	1.68%	1.53%	1.20%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,144	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Income from Investment Operations
Net investment income (loss) F	.14	.26	.19	.13	.10	.08
Net realized and unrealized gain (loss)	2.39	3.58	4.10	(.20)	1.19	.30
Total from investment operations	2.53	3.84	4.29	(.07)	1.29	.38
Distributions from net investment income	(.21)	(.24)	(.15)	(.10)	(.09)	(.09)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.24)	(.27)	(.18)	(.14)	(.10)	(.09)
Net asset value, end of period	$ 23.04	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Total Return B, C, D, E	12.27%	22.73%	33.06%	(.62)%	10.70%	3.59%
Ratios to Average Net Assets G, I
Expenses before reductions	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.81% A	.81%	.84%	.85%	.87%	.93%
Net investment income (loss)	1.30% A	1.37%	1.20%	.85%	.82%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,788	$ 153,940	$ 127,100	$ 98,808	$ 110,672	$ 129,758
Portfolio turnover rate H	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.09	.17	.12	.06	.05	.05
Net realized and unrealized gain (loss)	2.38	3.56	4.08	(.19)	1.18	.32
Total from investment operations	2.47	3.73	4.20	(.13)	1.23	.37
Distributions from net investment income	(.13)	(.17)	(.08)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.15) I	(.20)	(.11)	(.09)	(.06)	(.02)
Net asset value, end of period	$ 22.93	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Total Return B, C, D	12.05%	22.11%	32.46%	(1.05)%	10.25%	3.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of all reductions	1.27% A	1.27%	1.28%	1.28%	1.29%	1.32%
Net investment income (loss)	.84% A	.91%	.76%	.42%	.40%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,674	$ 22,903	$ 14,874	$ 11,251	$ 12,051	$ 11,378
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.36	3.53	4.04	(.19)	1.17	.31
Total from investment operations	2.40	3.61	4.08	(.20)	1.16	.31
Distributions from net investment income	-	(.04)	- I	-	(.01)	-
Distributions from net realized gain	-	(.03)	(.03)	(.02)	(.01)	-
Total distributions	-	(.07)	(.03)	(.02)	(.02)	-
Net asset value, end of period	$ 22.81	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Total Return B, C, D	11.76%	21.52%	31.87%	(1.57)%	9.72%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.76% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.10)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676	$ 705	$ 826	$ 776	$ 1,060	$ 1,072
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.34	3.51	4.04	(.19)	1.16	.31
Total from investment operations	2.38	3.59	4.08	(.20)	1.15	.31
Distributions from net investment income	(.09)	(.11)	(.03)	-	(.01)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11) K	(.14)	(.06)	(.03)	(.01) J	-
Net asset value, end of period	$ 22.55	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Total Return B, C, D	11.78%	21.52%	31.89%	(1.58)%	9.69%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of all reductions	1.77% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.09)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,334	$ 11,119	$ 4,775	$ 3,030	$ 2,853	$ 2,501
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.16	.29	.21	.15	.11	.10
Net realized and unrealized gain (loss)	2.49	3.72	4.26	(.20)	1.24	.34
Total from investment operations	2.65	4.01	4.47	(.05)	1.35	.44
Distributions from net investment income	(.23)	(.26)	(.18)	(.15)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.26)	(.29)	(.21)	(.19)	(.10) H	(.02)
Net asset value, end of period	$ 23.95	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Total Return B, C	12.36%	22.82%	33.17%	(.50)%	10.81%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of all reductions	.68% A	.70%	.75%	.73%	.77%	.77%
Net investment income (loss)	1.43% A	1.48%	1.29%	.97%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,905	$ 266,008	$ 223,854	$ 179,641	$ 34,740	$ 1,344
Portfolio turnover rate F	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.18	.04
Net realized and unrealized gain (loss)	2.49	.08
Total from investment operations	2.67	.12
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 23.93	$ 21.56
Total Return B, C	12.48%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52% A
Expenses net of fee waivers, if any	.51% A	.52% A
Expenses net of all reductions	.51% A	.50% A
Net investment income (loss)	1.60% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 101
Portfolio turnover rate F	57% A	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 19,117,359	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 16.93	Increase
		Market comparable	EV/EBITDA multiple	9.2-10.9/9.9	Increase
Other/Energy	$ 9,616,387	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,978,183
Gross unrealized depreciation	(66,687,468)
Net unrealized appreciation (depreciation) on securities and other investments	$ 343,290,715

Tax cost	$ 1,985,518,225

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (77,909,154)
2018	(24,002,417)
Total capital loss carryforward	$ (101,911,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,472,726 and $610,970,571, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 220,612	$ 3,942
Class T	.25%	.25%	54,022	-
Class B	.75%	.25%	3,367	2,535
Class C	.75%	.25%	69,564	26,582
			$ 347,565	$ 33,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,324
Class T*	5,335
Class B*	27
Class C	3,466
$ 30,152

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 294,858.03
Class A	83,265.09
Class T	32,984.30
Class B	1,009.30
Class C	21,030.30
Institutional Class	309,115.22
Class Z	24.04
	$ 742,285

* Annualized

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $236,504, including $650 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,832 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 20,291,262	$ 24,897,965
Class A	1,695,783	1,798,280
Class T	135,608	150,677
Class B	-	1,909
Class C	52,600	33,936
Institutional Class	2,947,631	3,196,922
Class Z	1,273	-
Total	$ 25,124,157	$ 30,079,689

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9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
From net realized gain
Class O	$ 1,961,237	$ 2,538,844
Class A	206,997	222,674
Class T	27,762	26,379
Class B	-	1,302
Class C	16,089	9,132
Institutional Class	331,768	375,630
Class Z	121	-
Total	$ 2,543,974	$ 3,173,961

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A	Six months ended March 31, 2014	Year ended September 30, 2013 A
Class O
Shares sold	1,159,863	3,171,863	$ 26,072,154	$ 59,100,325
Reinvestment of distributions	886,565	1,407,676	19,468,975	24,161,611
Shares redeemed	(3,971,674)	(14,433,839)	(89,277,740)	(275,995,779)
Net increase (decrease)	(1,925,246)	(9,854,300)	$ (43,736,611)	$ (192,733,843)
Class A
Shares sold	1,378,841	1,535,917	$ 30,059,161	$ 28,726,959
Reinvestment of distributions	84,702	115,483	1,826,161	1,947,628
Shares redeemed	(689,965)	(1,628,774)	(15,246,679)	(30,310,462)
Net increase (decrease)	773,578	22,626	$ 16,638,643	$ 364,125
Class T
Shares sold	216,646	375,221	$ 4,755,650	$ 7,178,937
Reinvestment of distributions	7,167	9,922	153,942	166,859
Shares redeemed	(520,521)	(144,939)	(11,084,546)	(2,749,303)
Net increase (decrease)	(296,708)	240,204	$ (6,174,954)	$ 4,596,493
Class B
Shares sold	4,807	6,951	$ 104,360	$ 131,852
Reinvestment of distributions	-	175	-	2,922
Shares redeemed	(9,700)	(21,543)	(206,737)	(399,867)
Net increase (decrease)	(4,893)	(14,417)	$ (102,377)	$ (265,093)
Class C
Shares sold	252,597	337,131	$ 5,460,653	$ 6,296,211
Reinvestment of distributions	3,067	2,446	64,898	40,647
Shares redeemed	(79,474)	(75,071)	(1,733,072)	(1,370,372)
Net increase (decrease)	176,190	264,506	$ 3,792,479	$ 4,966,486
Institutional Class
Shares sold	654,194	730,999	$ 14,913,179	$ 14,299,680
Reinvestment of distributions	144,124	203,618	3,228,380	3,566,304
Shares redeemed	(739,791)	(1,145,647)	(17,250,074)	(22,433,863)
Net increase (decrease)	58,527	(211,030)	$ 891,485	$ (4,567,879)
Class Z
Shares sold	-	4,664	$ -	$ 100,000
Reinvestment of distributions	62	-	1,395	-
Net increase (decrease)	62	4,664	$ 1,395	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Diversified Stock Fund -

Class A

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.50%
Actual		$ 1,000.00	$ 1,125.00	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class A	.81%
Actual		$ 1,000.00	$ 1,122.70	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.89	$ 4.08
Class T	1.27%
Actual		$ 1,000.00	$ 1,120.50	$ 6.71
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.39
Class B	1.76%
Actual		$ 1,000.00	$ 1,117.60	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,117.80	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,016.11	$ 8.90
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,123.60	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class Z	.51%
Actual		$ 1,000.00	$ 1,124.80	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
IBM Corp.	2.9	2.7
Apple, Inc.	2.7	3.5
JPMorgan Chase & Co.	2.6	3.1
Google, Inc. Class A	2.6	1.9
Verizon Communications, Inc.	2.3	1.0
Wells Fargo & Co.	2.2	2.8
General Electric Co.	2.1	2.1
Chevron Corp.	2.1	1.9
Microsoft Corp.	2.0	1.9
Cisco Systems, Inc.	1.9	2.3
	23.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	24.0
Financials	19.2	17.3
Energy	12.9	14.4
Consumer Staples	11.5	10.1
Health Care	10.4	11.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 98.3%		Stocks 95.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.4%		Other 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	11.9%	** Foreign investments	10.4%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	$ 2,520,000
Darden Restaurants, Inc. (d)	225,000	11,421,000
McDonald's Corp.	275,000	26,958,250
Texas Roadhouse, Inc. Class A	150,000	3,912,000
Yum! Brands, Inc.	275,000	20,732,250
		65,543,500
Leisure Products - 0.8%
Brunswick Corp.	200,000	9,058,000
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	9,699,000
		18,757,000
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	800,000	39,008,000
Sinclair Broadcast Group, Inc. Class A	200,000	5,418,000
Smiles SA	225,000	3,594,645
		48,020,645
Multiline Retail - 1.6%
Kohl's Corp.	175,000	9,940,000
Target Corp.	425,000	25,716,750
		35,656,750
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	75,000	2,887,500
PetSmart, Inc.	125,000	8,611,250
Staples, Inc.	350,000	3,969,000
The Men's Wearhouse, Inc.	100,000	4,898,000
World Duty Free SpA (a)	275,000	3,856,731
		24,222,481
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	550,000	6,665,932
Brunello Cucinelli SpA	60,433	1,599,339
		8,265,271
TOTAL CONSUMER DISCRETIONARY		200,465,647
CONSUMER STAPLES - 11.5%
Beverages - 3.1%
Molson Coors Brewing Co. Class B	225,000	13,243,500
PepsiCo, Inc.	245,000	20,457,500
The Coca-Cola Co.	950,000	36,727,000
		70,428,000
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	325,000	24,329,500
Drogasil SA	100,000	865,139
Kroger Co.	350,000	15,277,500
Walgreen Co.	200,000	13,206,000
		53,678,139
Food Products - 0.9%
Amira Nature Foods Ltd. (a)(d)	250,000	4,260,000

	Shares	Value
Kellogg Co.	225,000	$ 14,109,750
Mead Johnson Nutrition Co. Class A	30,000	2,494,200
		20,863,950
Household Products - 1.8%
Energizer Holdings, Inc.	75,000	7,555,500
Procter & Gamble Co.	425,000	34,255,000
		41,810,500
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,000	2,071,250
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	200,000	22,286,000
Japan Tobacco, Inc.	150,000	4,708,618
Lorillard, Inc.	400,000	21,632,000
Philip Morris International, Inc.	300,000	24,561,000
		73,187,618
TOTAL CONSUMER STAPLES		262,039,457
ENERGY - 12.4%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	125,000	6,597,500
National Oilwell Varco, Inc.	237,500	18,494,125
Noble Corp.	275,000	9,003,500
Schlumberger Ltd.	260,000	25,350,000
		59,445,125
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	499,954	1,864,828
Anadarko Petroleum Corp.	100,000	8,476,000
Apache Corp.	255,000	21,152,250
Canadian Natural Resources Ltd.	650,000	24,912,257
Chevron Corp.	400,000	47,564,000
Clean Energy Fuels Corp. (a)(d)	200,000	1,788,000
CONSOL Energy, Inc.	475,000	18,976,250
Exxon Mobil Corp.	200,000	19,536,000
Markwest Energy Partners LP	150,000	9,798,000
Peabody Energy Corp.	575,000	9,395,500
Suncor Energy, Inc.	1,050,000	36,671,642
The Williams Companies, Inc.	550,000	22,319,000
		222,453,727
TOTAL ENERGY		281,898,852
FINANCIALS - 19.2%
Banks - 7.2%
Bank of America Corp.	1,750,000	30,100,000
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Co.	975,000	59,192,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	475,000	$ 9,926,420
Wells Fargo & Co.	1,000,000	49,740,000
		163,238,670
Capital Markets - 5.0%
Apollo Global Management LLC Class A	150,000	4,770,000
Apollo Investment Corp.	80,100	665,631
Ashmore Group PLC (d)	950,000	5,256,607
Goldman Sachs Group, Inc.	62,500	10,240,625
Invesco Ltd.	225,000	8,325,000
KKR & Co. LP	700,000	15,988,000
Morgan Stanley	750,000	23,377,500
State Street Corp.	250,000	17,387,500
The Blackstone Group LP	850,000	28,262,500
		114,273,363
Consumer Finance - 0.2%
Springleaf Holdings, Inc. (d)	150,000	3,772,500
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	250,000	31,242,500
KKR Financial Holdings LLC	1,000,000	11,570,000
KKR Renaissance Co-Invest LP unit (g)	50,000	7,964,000
TPG Specialty Lending, Inc.	115,300	1,913,980
		52,690,480
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	75,000	7,739,250
Brasil Insurance Participacoes e Administracao SA	194,700	979,078
Lincoln National Corp.	100,000	5,067,000
MetLife, Inc.	650,000	34,320,000
The Chubb Corp.	125,000	11,162,500
The Travelers Companies, Inc.	125,000	10,637,500
		69,905,328
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	150,000	3,223,500
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. (d)	2,000,090	30,061,353
TOTAL FINANCIALS		437,165,194
HEALTH CARE - 10.4%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)(d)	300,000	987,000
Alnylam Pharmaceuticals, Inc. (a)	25,000	1,678,500
Amgen, Inc.	187,500	23,126,250
Clovis Oncology, Inc. (a)	5,600	387,912
Dyax Corp. (a)	200,000	1,796,000
Genmab A/S (a)	25,000	1,016,266
Gilead Sciences, Inc. (a)	75,000	5,314,500
Infinity Pharmaceuticals, Inc. (a)	100,000	1,189,000

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	4,000	$ 1,319,160
KYTHERA Biopharmaceuticals, Inc. (a)	25,000	994,000
MEI Pharma, Inc. (a)(d)	425,000	4,730,250
		42,538,838
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	75,000	5,518,500
Boston Scientific Corp. (a)	100,000	1,352,000
Edwards Lifesciences Corp. (a)	100,000	7,417,000
Haemonetics Corp. (a)	150,000	4,888,500
		19,176,000
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	200,000	8,947,987
China Cord Blood Corp. (a)	500,000	2,000,000
Community Health Systems, Inc. (a)	150,000	5,875,500
Express Scripts Holding Co. (a)	125,000	9,386,250
HCA Holdings, Inc. (a)	275,000	14,437,500
Laboratory Corp. of America Holdings (a)	62,500	6,138,125
McKesson Corp.	75,000	13,242,750
Qualicorp SA (a)	525,000	5,310,159
Quest Diagnostics, Inc.	100,000	5,792,000
UnitedHealth Group, Inc.	187,500	15,373,125
Universal American Spin Corp.	150,000	1,060,500
		87,563,896
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,507,500
MedAssets, Inc. (a)	825,000	20,385,750
		24,893,250
Pharmaceuticals - 2.7%
Actavis PLC (a)	25,000	5,146,250
Astellas Pharma, Inc.	375,000	4,447,028
GlaxoSmithKline PLC sponsored ADR	100,000	5,343,000
Jazz Pharmaceuticals PLC (a)	37,500	5,200,500
Merck & Co., Inc.	500,000	28,385,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	7,926,000
TherapeuticsMD, Inc. (a)	300,000	1,893,000
XenoPort, Inc. (a)	600,000	3,102,000
		61,442,778
TOTAL HEALTH CARE		235,614,762
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	150,000	17,526,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	225,000	11,787,750
Expeditors International of Washington, Inc.	100,000	3,963,000
FedEx Corp.	75,000	9,942,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)(d)	1,250,000	$ 5,703,471
United Parcel Service, Inc. Class B	200,000	19,476,000
		50,872,221
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	150,000	9,525,000
Industrial Conglomerates - 2.8%
Danaher Corp.	200,000	15,000,000
General Electric Co.	1,850,000	47,896,500
		62,896,500
Machinery - 0.4%
Stanley Black & Decker, Inc.	62,500	5,077,500
Valmont Industries, Inc.	30,000	4,465,200
		9,542,700
Professional Services - 0.8%
Acacia Research Corp.	640,100	9,780,728
Towers Watson & Co.	63,000	7,185,150
		16,965,878
Road & Rail - 1.0%
AMERCO	10,000	2,321,200
Hertz Global Holdings, Inc. (a)	175,000	4,662,000
Kansas City Southern	25,000	2,551,500
Union Pacific Corp.	75,000	14,074,500
		23,609,200
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a)	100,000	9,494,000
TOTAL INDUSTRIALS		200,431,499
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,000,000	44,820,000
Juniper Networks, Inc. (a)	250,000	6,440,000
QUALCOMM, Inc.	337,500	26,615,250
		77,875,250
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	650,000	4,798,721
TE Connectivity Ltd.	105,000	6,322,050
		11,120,771
Internet Software & Services - 3.6%
Dice Holdings, Inc. (a)	175,000	1,305,500
Facebook, Inc. Class A (a)	175,000	10,542,000
Google, Inc. Class A (a)	52,500	58,511,775
Yahoo!, Inc. (a)	325,000	11,667,500
		82,026,775

	Shares	Value
IT Services - 6.6%
Cognizant Technology Solutions Corp. Class A (a)	300,000	$ 15,183,000
Fidelity National Information Services, Inc.	125,000	6,681,250
IBM Corp.	345,000	66,409,047
MasterCard, Inc. Class A	225,000	16,807,500
Paychex, Inc.	425,000	18,105,000
Visa, Inc. Class A	125,000	26,982,500
		150,168,297
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	750,000	15,315,000
Broadcom Corp. Class A	1,000,000	31,480,000
Samsung Electronics Co. Ltd.	6,000	7,566,908
		54,361,908
Software - 4.0%
Citrix Systems, Inc. (a)	112,500	6,460,875
Microsoft Corp.	1,100,000	45,089,000
Nuance Communications, Inc. (a)(d)	550,000	9,443,500
Oracle Corp.	600,000	24,546,000
VMware, Inc. Class A (a)(d)	60,000	6,481,200
		92,020,575
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	115,000	61,725,100
TOTAL INFORMATION TECHNOLOGY		529,298,676
MATERIALS - 1.1%
Chemicals - 0.2%
Tronox Ltd. Class A	200,000	4,754,000
Metals & Mining - 0.7%
Century Aluminum Co. (a)	300,000	3,963,000
Freeport-McMoRan Copper & Gold, Inc.	350,000	11,574,500
		15,537,500
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	75,000	3,426,052
TOTAL MATERIALS		23,717,552
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	52,327,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Southern Co.	165,000	7,250,100
TOTAL COMMON STOCKS (Cost $1,881,703,460)		2,230,208,739
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (g)	65,160	$ 1,102,905
Series D (g)	20,764	351,454
		1,454,359
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	25,005	6,479,695
TOTAL PREFERRED STOCKS (Cost $5,904,673)		7,934,054
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g) (Cost $2,000,000)	$ 2,000,000	1,697,200
Other - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	3,333,333	2,949,720
TOTAL OTHER (Cost $10,000,000)		9,616,387
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	32,707,782	$ 32,707,782
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	46,644,778	46,644,778
TOTAL MONEY MARKET FUNDS (Cost $79,352,560)		79,352,560
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,978,960,693)		2,328,808,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(52,174,148)
NET ASSETS - 100%		$ 2,276,634,792
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,430,945 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,000,000
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,224
Fidelity Securities Lending Cash Central Fund	236,504
Total	$ 265,728
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	2,949,720
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 9,616,387
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,399,701	$ 197,246,342	$ -	$ 11,153,359
Consumer Staples	262,039,457	262,039,457	-	-
Energy	281,898,852	281,898,852	-	-
Financials	437,165,194	429,201,194	-	7,964,000
Health Care	235,614,762	235,614,762	-	-
Industrials	200,431,499	200,431,499	-	-
Information Technology	529,298,676	529,298,676	-	-
Materials	23,717,552	23,717,552	-	-
Telecommunication Services	52,327,000	52,327,000	-	-
Utilities	7,250,100	7,250,100	-	-
Corporate Bonds	1,697,200	-	1,697,200	-
Other/Energy	9,616,387	-	-	9,616,387
Money Market Funds	79,352,560	79,352,560	-	-
Total Investments in Securities:	$ 2,328,808,940	$ 2,298,377,994	$ 1,697,200	$ 28,733,746
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,332,399
Cost of Purchases	351,454
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,733,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 2,332,399

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Canada	3.3%
United Kingdom	2.6%
Curacao	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,097,775) - See accompanying schedule: Unaffiliated issuers (cost $1,889,608,133)	$ 2,239,839,993
Fidelity Central Funds (cost $79,352,560)	79,352,560
Other affiliated issuers (cost $10,000,000)	9,616,387
Total Investments (cost $1,978,960,693)		$ 2,328,808,940
Receivable for investments sold		7,430,386
Receivable for fund shares sold		882,740
Dividends receivable		3,583,102
Interest receivable		6,123
Distributions receivable from Fidelity Central Funds		38,923
Prepaid expenses		2,607
Other receivables		65,556
Total assets		2,340,818,377

Liabilities
Payable for investments purchased	$ 14,308,899
Payable for fund shares redeemed	2,082,458
Accrued management fee	792,586
Distribution and service plan fees payable	60,525
Other affiliated payables	189,362
Other payables and accrued expenses	104,977
Collateral on securities loaned, at value	46,644,778
Total liabilities		64,183,585

Net Assets		$ 2,276,634,792
Net Assets consist of:
Paid in capital		$ 1,853,352,223
Undistributed net investment income		8,531,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,902,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,848,438
Net Assets		$ 2,276,634,792

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,755,144,128 ÷ 74,701,796 shares)	$ 23.50

Class A: Net Asset Value and redemption price per share ($188,788,166 ÷ 8,193,677 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($18,673,570 ÷ 814,431 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($676,061 ÷ 29,641 shares)A	$ 22.81

Class C: Net Asset Value and offering price per share ($16,334,404 ÷ 724,379 shares)A	$ 22.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,905,358 ÷ 12,395,647 shares)	$ 23.95

Class Z: Net Asset Value, offering price and redemption price per share ($113,105 ÷ 4,727 shares)	$ 23.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 22,086,975
Interest (including $800,000 earned from other affiliated issuers)		829,999
Income from Fidelity Central Funds		265,728
Total income		23,182,702

Expenses
Management fee	$ 4,639,336
Transfer agent fees	742,285
Distribution and service plan fees	347,565
Accounting and security lending fees	335,761
Custodian fees and expenses	27,893
Independent trustees' compensation	4,572
Appreciation in deferred trustee compensation account	596
Registration fees	42,813
Audit	36,709
Legal	7,664
Miscellaneous	8,912
Total expenses before reductions	6,194,106
Expense reductions	(10,838)	6,183,268
Net investment income (loss)		16,999,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,467,787
Foreign currency transactions	56,611
Total net realized gain (loss)		185,524,398
Change in net unrealized appreciation (depreciation) on: Investment securities	53,341,587
Assets and liabilities in foreign currencies	(1,488)
Total change in net unrealized appreciation (depreciation)		53,340,099
Net gain (loss)		238,864,497
Net increase (decrease) in net assets resulting from operations		$ 255,863,931

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,999,434	$ 32,104,549
Net realized gain (loss)	185,524,398	249,837,272
Change in net unrealized appreciation (depreciation)	53,340,099	128,824,382
Net increase (decrease) in net assets resulting from operations	255,863,931	410,766,203
Distributions to shareholders from net investment income	(25,124,157)	(30,079,689)
Distributions to shareholders from net realized gain	(2,543,974)	(3,173,961)
Total distributions	(27,668,131)	(33,253,650)
Share transactions - net increase (decrease)	(28,689,940)	(187,539,711)
Total increase (decrease) in net assets	199,505,860	189,972,842

Net Assets
Beginning of period	2,077,128,932	1,887,156,090
End of period (including undistributed net investment income of $8,531,724 and undistributed net investment income of $16,656,447, respectively)	$ 2,276,634,792	$ 2,077,128,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.18	.32	.24	.18	.15	.13
Net realized and unrealized gain (loss)	2.45	3.64	4.19	(.20)	1.21	.29
Total from investment operations	2.63	3.96	4.43	(.02)	1.36	.42
Distributions from net investment income	(.27)	(.29)	(.20)	(.15)	(.14)	(.15)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.30)	(.32)	(.23)	(.20) J	(.14) I	(.15)
Net asset value, end of period	$ 23.50	$ 21.17	$ 17.53	$ 13.33	$ 13.55	$ 12.33
Total Return B, C, D	12.50%	23.05%	33.55%	(.32)%	11.15%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.51%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50% A	.49%	.51%	.50%	.50%	.50%
Net investment income (loss)	1.61% A	1.68%	1.53%	1.20%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,144	$ 1,622,353	$ 1,515,727	$ 1,268,316	$ 1,458,736	$ 1,708,710
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09	$ 11.80
Income from Investment Operations
Net investment income (loss) F	.14	.26	.19	.13	.10	.08
Net realized and unrealized gain (loss)	2.39	3.58	4.10	(.20)	1.19	.30
Total from investment operations	2.53	3.84	4.29	(.07)	1.29	.38
Distributions from net investment income	(.21)	(.24)	(.15)	(.10)	(.09)	(.09)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.24)	(.27)	(.18)	(.14)	(.10)	(.09)
Net asset value, end of period	$ 23.04	$ 20.75	$ 17.18	$ 13.07	$ 13.28	$ 12.09
Total Return B, C, D, E	12.27%	22.73%	33.06%	(.62)%	10.70%	3.59%
Ratios to Average Net Assets G, I
Expenses before reductions	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.81% A	.81%	.84%	.85%	.87%	.93%
Net investment income (loss)	1.30% A	1.37%	1.20%	.85%	.82%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,788	$ 153,940	$ 127,100	$ 98,808	$ 110,672	$ 129,758
Portfolio turnover rate H	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04	$ 11.69
Income from Investment Operations
Net investment income (loss) E	.09	.17	.12	.06	.05	.05
Net realized and unrealized gain (loss)	2.38	3.56	4.08	(.19)	1.18	.32
Total from investment operations	2.47	3.73	4.20	(.13)	1.23	.37
Distributions from net investment income	(.13)	(.17)	(.08)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.15) I	(.20)	(.11)	(.09)	(.06)	(.02)
Net asset value, end of period	$ 22.93	$ 20.61	$ 17.08	$ 12.99	$ 13.21	$ 12.04
Total Return B, C, D	12.05%	22.11%	32.46%	(1.05)%	10.25%	3.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of fee waivers, if any	1.27% A	1.28%	1.29%	1.29%	1.30%	1.33%
Expenses net of all reductions	1.27% A	1.27%	1.28%	1.28%	1.29%	1.32%
Net investment income (loss)	.84% A	.91%	.76%	.42%	.40%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,674	$ 22,903	$ 14,874	$ 11,251	$ 12,051	$ 11,378
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.36	3.53	4.04	(.19)	1.17	.31
Total from investment operations	2.40	3.61	4.08	(.20)	1.16	.31
Distributions from net investment income	-	(.04)	- I	-	(.01)	-
Distributions from net realized gain	-	(.03)	(.03)	(.02)	(.01)	-
Total distributions	-	(.07)	(.03)	(.02)	(.02)	-
Net asset value, end of period	$ 22.81	$ 20.41	$ 16.87	$ 12.82	$ 13.04	$ 11.90
Total Return B, C, D	11.76%	21.52%	31.87%	(1.57)%	9.72%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.76% A	1.77%	1.78%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.76% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.10)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676	$ 705	$ 826	$ 776	$ 1,060	$ 1,072
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.04	.08	.04	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	2.34	3.51	4.04	(.19)	1.16	.31
Total from investment operations	2.38	3.59	4.08	(.20)	1.15	.31
Distributions from net investment income	(.09)	(.11)	(.03)	-	(.01)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11) K	(.14)	(.06)	(.03)	(.01) J	-
Net asset value, end of period	$ 22.55	$ 20.28	$ 16.83	$ 12.81	$ 13.04	$ 11.90
Total Return B, C, D	11.78%	21.52%	31.89%	(1.58)%	9.69%	2.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of fee waivers, if any	1.77% A	1.77%	1.77%	1.78%	1.79%	1.82%
Expenses net of all reductions	1.77% A	1.75%	1.77%	1.77%	1.79%	1.81%
Net investment income (loss)	.34% A	.42%	.27%	(.07)%	(.09)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,334	$ 11,119	$ 4,775	$ 3,030	$ 2,853	$ 2,501
Portfolio turnover rate G	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.16	.29	.21	.15	.11	.10
Net realized and unrealized gain (loss)	2.49	3.72	4.26	(.20)	1.24	.34
Total from investment operations	2.65	4.01	4.47	(.05)	1.35	.44
Distributions from net investment income	(.23)	(.26)	(.18)	(.15)	(.10)	(.02)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.04)	(.01)	-
Total distributions	(.26)	(.29)	(.21)	(.19)	(.10) H	(.02)
Net asset value, end of period	$ 23.95	$ 21.56	$ 17.84	$ 13.58	$ 13.82	$ 12.57
Total Return B, C	12.36%	22.82%	33.17%	(.50)%	10.81%	3.75%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of fee waivers, if any	.68% A	.71%	.75%	.74%	.78%	.79%
Expenses net of all reductions	.68% A	.70%	.75%	.73%	.77%	.77%
Net investment income (loss)	1.43% A	1.48%	1.29%	.97%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,905	$ 266,008	$ 223,854	$ 179,641	$ 34,740	$ 1,344
Portfolio turnover rate F	57% A	55%	40%	76%	102%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended March 31, 2014
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 21.44
Income from Investment Operations
Net investment income (loss) D	.18	.04
Net realized and unrealized gain (loss)	2.49	.08
Total from investment operations	2.67	.12
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 23.93	$ 21.56
Total Return B, C	12.48%	.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52% A
Expenses net of fee waivers, if any	.51% A	.52% A
Expenses net of all reductions	.51% A	.50% A
Net investment income (loss)	1.60% A	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 101
Portfolio turnover rate F	57% A	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Institutional Class and Class Z, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 19,117,359	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 16.93	Increase
		Market comparable	EV/EBITDA multiple	9.2-10.9/9.9	Increase
Other/Energy	$ 9,616,387	Discounted cash flow	Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 409,978,183
Gross unrealized depreciation	(66,687,468)
Net unrealized appreciation (depreciation) on securities and other investments	$ 343,290,715

Tax cost	$ 1,985,518,225

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (77,909,154)
2018	(24,002,417)
Total capital loss carryforward	$ (101,911,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $634,472,726 and $610,970,571, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 220,612	$ 3,942
Class T	.25%	.25%	54,022	-
Class B	.75%	.25%	3,367	2,535
Class C	.75%	.25%	69,564	26,582
			$ 347,565	$ 33,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,324
Class T*	5,335
Class B*	27
Class C	3,466
$ 30,152

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Institutional Class and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 294,858.03
Class A	83,265.09
Class T	32,984.30
Class B	1,009.30
Class C	21,030.30
Institutional Class	309,115.22
Class Z	24.04
	$ 742,285

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,842 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $236,504, including $650 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,832 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 20,291,262	$ 24,897,965
Class A	1,695,783	1,798,280
Class T	135,608	150,677
Class B	-	1,909
Class C	52,600	33,936
Institutional Class	2,947,631	3,196,922
Class Z	1,273	-
Total	$ 25,124,157	$ 30,079,689

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
From net realized gain
Class O	$ 1,961,237	$ 2,538,844
Class A	206,997	222,674
Class T	27,762	26,379
Class B	-	1,302
Class C	16,089	9,132
Institutional Class	331,768	375,630
Class Z	121	-
Total	$ 2,543,974	$ 3,173,961

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013 A	Six months ended March 31, 2014	Year ended September 30, 2013 A
Class O
Shares sold	1,159,863	3,171,863	$ 26,072,154	$ 59,100,325
Reinvestment of distributions	886,565	1,407,676	19,468,975	24,161,611
Shares redeemed	(3,971,674)	(14,433,839)	(89,277,740)	(275,995,779)
Net increase (decrease)	(1,925,246)	(9,854,300)	$ (43,736,611)	$ (192,733,843)
Class A
Shares sold	1,378,841	1,535,917	$ 30,059,161	$ 28,726,959
Reinvestment of distributions	84,702	115,483	1,826,161	1,947,628
Shares redeemed	(689,965)	(1,628,774)	(15,246,679)	(30,310,462)
Net increase (decrease)	773,578	22,626	$ 16,638,643	$ 364,125
Class T
Shares sold	216,646	375,221	$ 4,755,650	$ 7,178,937
Reinvestment of distributions	7,167	9,922	153,942	166,859
Shares redeemed	(520,521)	(144,939)	(11,084,546)	(2,749,303)
Net increase (decrease)	(296,708)	240,204	$ (6,174,954)	$ 4,596,493
Class B
Shares sold	4,807	6,951	$ 104,360	$ 131,852
Reinvestment of distributions	-	175	-	2,922
Shares redeemed	(9,700)	(21,543)	(206,737)	(399,867)
Net increase (decrease)	(4,893)	(14,417)	$ (102,377)	$ (265,093)
Class C
Shares sold	252,597	337,131	$ 5,460,653	$ 6,296,211
Reinvestment of distributions	3,067	2,446	64,898	40,647
Shares redeemed	(79,474)	(75,071)	(1,733,072)	(1,370,372)
Net increase (decrease)	176,190	264,506	$ 3,792,479	$ 4,966,486
Institutional Class
Shares sold	654,194	730,999	$ 14,913,179	$ 14,299,680
Reinvestment of distributions	144,124	203,618	3,228,380	3,566,304
Shares redeemed	(739,791)	(1,145,647)	(17,250,074)	(22,433,863)
Net increase (decrease)	58,527	(211,030)	$ 891,485	$ (4,567,879)
Class Z
Shares sold	-	4,664	$ -	$ 100,000
Reinvestment of distributions	62	-	1,395	-
Net increase (decrease)	62	4,664	$ 1,395	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIN-USAN-0514
1.791869.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.60%
Actual		$ 1,000.00	$ 1,117.40	$ 3.17
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.90%
Actual		$ 1,000.00	$ 1,116.60	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.44%
Actual		$ 1,000.00	$ 1,113.10	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.88%
Actual		$ 1,000.00	$ 1,110.10	$ 9.89
Hypothetical A		$ 1,000.00	$ 1,015.56	$ 9.45
Class C	1.90%
Actual		$ 1,000.00	$ 1,110.40	$ 10.00
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,117.30	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	0.4
Apple, Inc.	3.4	0.0
Microsoft Corp.	2.8	0.0
Google, Inc. Class A	2.4	4.1
General Electric Co.	2.4	0.5
Citigroup, Inc.	2.1	2.0
Target Corp.	1.9	0.0
Chevron Corp.	1.9	1.3
Bank of America Corp.	1.8	2.6
Verizon Communications, Inc.	1.7	0.0
	24.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	21.3
Financials	18.8	17.1
Health Care	14.9	12.0
Energy	11.6	9.1
Consumer Staples	10.3	5.6
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 99.0%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	12.7%	** Foreign investments	14.5%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.2%
LKQ Corp. (a)	179,800	$ 4,737,730
Diversified Consumer Services - 0.2%
H&R Block, Inc.	219,061	6,613,452
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	82,100	8,048,263
Wyndham Worldwide Corp.	61,000	4,467,030
Yum! Brands, Inc.	280,824	21,171,321
		33,686,614
Media - 2.6%
Comcast Corp. Class A	909,000	45,468,180
Discovery Communications, Inc. Class A (a)	13,600	1,124,720
Time Warner, Inc.	519,110	33,913,456
		80,506,356
Multiline Retail - 1.9%
Target Corp.	973,450	58,903,460
Specialty Retail - 1.5%
Lowe's Companies, Inc.	767,900	37,550,310
PetSmart, Inc.	59,633	4,108,117
Staples, Inc.	349,800	3,966,732
		45,625,159
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	1,807,624
Li & Fung Ltd.	56,000	82,738
		1,890,362
TOTAL CONSUMER DISCRETIONARY		231,963,133
CONSUMER STAPLES - 10.3%
Beverages - 2.9%
Diageo PLC	358,576	11,137,049
Molson Coors Brewing Co. Class B	35,800	2,107,188
Monster Beverage Corp. (a)	73,800	5,125,410
PepsiCo, Inc.	222,300	18,562,050
Pernod Ricard SA	39,393	4,585,795
Remy Cointreau SA	51,200	4,108,703
SABMiller PLC	247,000	12,332,992
The Coca-Cola Co.	767,800	29,683,148
		87,642,335
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	14,530,326
Walgreen Co.	497,600	32,856,528
		47,386,854
Food Products - 0.8%
Kellogg Co.	303,700	19,045,027
Mead Johnson Nutrition Co. Class A	46,968	3,904,920
Raisio Group PLC (V Shares)	188,500	1,246,498
		24,196,445

	Shares	Value
Household Products - 1.5%
Procter & Gamble Co.	552,200	$ 44,507,320
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	19,189	1,589,809
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	404,364	45,058,281
Lorillard, Inc.	609,524	32,963,058
Philip Morris International, Inc.	306,844	25,121,318
Reynolds American, Inc.	73,900	3,947,738
		107,090,395
TOTAL CONSUMER STAPLES		312,413,158
ENERGY - 11.6%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	244,900	15,127,473
Dresser-Rand Group, Inc. (a)	108,600	6,343,326
Ensco PLC Class A	170,500	8,998,990
Halliburton Co.	138,981	8,184,591
National Oilwell Varco, Inc.	86,700	6,751,329
Schlumberger Ltd.	161,400	15,736,500
		61,142,209
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,523,702	5,683,408
Apache Corp.	362,100	30,036,195
BG Group PLC	1,520,898	28,334,940
Canadian Natural Resources Ltd.	797,300	30,557,758
Chevron Corp.	492,527	58,566,386
Eni SpA	116,300	2,916,385
Exxon Mobil Corp.	191,500	18,705,720
Imperial Oil Ltd.	352,600	16,419,582
Occidental Petroleum Corp.	477,100	45,462,859
Peabody Energy Corp.	292,200	4,774,548
Suncor Energy, Inc.	834,200	29,134,746
Tanker Investments Ltd. (a)	230,900	2,988,535
The Williams Companies, Inc.	440,058	17,857,554
		291,438,616
TOTAL ENERGY		352,580,825
FINANCIALS - 18.8%
Banks - 11.8%
Bank of America Corp.	3,179,200	54,682,240
CIT Group, Inc.	61,400	3,009,828
Citigroup, Inc.	1,345,104	64,026,950
Comerica, Inc.	85,600	4,434,080
JPMorgan Chase & Co.	1,956,010	118,749,365
PNC Financial Services Group, Inc.	148,326	12,904,362
Standard Chartered PLC (United Kingdom)	1,289,605	26,949,811
SunTrust Banks, Inc.	232,100	9,235,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	483,242	$ 20,711,752
Wells Fargo & Co.	892,050	44,370,567
		359,074,214
Capital Markets - 3.3%
BlackRock, Inc. Class A	9,200	2,893,216
Charles Schwab Corp.	841,855	23,007,897
KKR & Co. LP	258,100	5,895,004
Morgan Stanley	867,000	27,024,390
Northern Trust Corp.	242,995	15,930,752
State Street Corp.	377,790	26,275,295
		101,026,554
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	94,000	2,364,100
Insurance - 3.3%
AIA Group Ltd.	57,200	271,380
American International Group, Inc.	381,800	19,093,818
Genworth Financial, Inc. Class A (a)	1,358,900	24,093,297
Lincoln National Corp.	282,100	14,294,007
MetLife, Inc.	807,600	42,641,280
		100,393,782
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	14,900	1,812,734
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	769,399	6,555,279
Radian Group, Inc.	41,700	626,751
		7,182,030
TOTAL FINANCIALS		571,853,414
HEALTH CARE - 14.9%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	4,518,561
Amgen, Inc.	254,015	31,330,210
Clovis Oncology, Inc. (a)	129,200	8,949,684
Discovery Laboratories, Inc. (a)	94,512	203,201
Insmed, Inc. (a)	78,375	1,492,260
Intercept Pharmaceuticals, Inc. (a)	126,300	41,652,477
MEI Pharma, Inc. (a)	539,319	6,002,620
Synageva BioPharma Corp. (a)	23,325	1,935,275
XOMA Corp. (a)	464,000	2,417,440
		98,501,728
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	143,100	5,510,781
Accuray, Inc. (a)	594,300	5,705,280
Alere, Inc. (a)	1,083,450	37,216,508
Align Technology, Inc. (a)	21,343	1,105,354
Boston Scientific Corp. (a)	1,775,951	24,010,858
Edwards Lifesciences Corp. (a)	151,212	11,215,394
Intuitive Surgical, Inc. (a)	29,600	12,964,504

	Shares	Value
St. Jude Medical, Inc.	169,400	$ 11,077,066
Stryker Corp.	24,300	1,979,721
Zimmer Holdings, Inc.	47,400	4,483,092
		115,268,558
Health Care Providers & Services - 3.2%
Aetna, Inc.	209,000	15,668,730
Catamaran Corp. (a)	142,100	6,357,545
Express Scripts Holding Co. (a)	192,800	14,477,352
McKesson Corp.	130,380	23,021,197
Quest Diagnostics, Inc. (d)	153,514	8,891,531
UnitedHealth Group, Inc.	343,500	28,163,565
		96,579,920
Health Care Technology - 0.4%
MedAssets, Inc. (a)	441,789	10,916,606
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	58,985	8,768,710
QIAGEN NV (a)	147,174	3,103,900
Thermo Fisher Scientific, Inc.	12,200	1,466,928
		13,339,538
Pharmaceuticals - 3.9%
Actavis PLC (a)	53,200	10,951,220
Cardiome Pharma Corp. (a)	243,937	1,930,754
Flamel Technologies SA sponsored ADR (a)	86,800	1,163,120
GlaxoSmithKline PLC sponsored ADR	383,800	20,506,434
Jazz Pharmaceuticals PLC (a)	36,300	5,034,084
Johnson & Johnson	151,260	14,858,270
Merck & Co., Inc.	569,705	32,342,153
Novartis AG sponsored ADR	97,191	8,263,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	391,250	20,673,650
XenoPort, Inc. (a)	791,908	4,094,164
		119,817,028
TOTAL HEALTH CARE		454,423,378
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	77,367	7,176,563
KEYW Holding Corp. (a)	74,700	1,397,637
Rolls-Royce Group PLC	243,100	4,352,752
The Boeing Co.	183,500	23,027,415
United Technologies Corp.	33,700	3,937,508
		39,891,875
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	122,600	6,423,014
United Parcel Service, Inc. Class B	248,600	24,208,668
		30,631,682
Commercial Services & Supplies - 0.1%
ADT Corp.	96,700	2,896,165
Construction & Engineering - 0.1%
MasTec, Inc. (a)	69,918	3,037,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.8%
AMETEK, Inc.	141,600	$ 7,290,984
Hubbell, Inc. Class B	34,418	4,125,686
Roper Industries, Inc.	40,100	5,353,751
Schneider Electric SA	71,300	6,320,872
		23,091,293
Industrial Conglomerates - 2.8%
Danaher Corp.	174,595	13,094,625
General Electric Co.	2,767,100	71,640,219
		84,734,844
Machinery - 1.1%
Caterpillar, Inc.	88,900	8,833,993
Cummins, Inc.	31,600	4,708,084
Ingersoll-Rand PLC	314,900	18,024,876
Valmont Industries, Inc.	12,300	1,830,732
		33,397,685
Professional Services - 0.8%
Acacia Research Corp.	371,868	5,682,143
Bureau Veritas SA	193,109	5,920,645
Michael Page International PLC	597,400	4,888,149
Towers Watson & Co.	34,400	3,923,320
Verisk Analytics, Inc. (a)	80,900	4,850,764
		25,265,021
Road & Rail - 2.0%
CSX Corp.	1,075,300	31,151,441
Hertz Global Holdings, Inc. (a)	241,600	6,436,224
J.B. Hunt Transport Services, Inc.	112,000	8,055,040
Kansas City Southern	27,600	2,816,856
Norfolk Southern Corp.	120,600	11,718,702
		60,178,263
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	96,176	3,718,164
WESCO International, Inc. (a)	38,358	3,192,153
		6,910,317
TOTAL INDUSTRIALS		310,034,383
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,169,400	48,616,254
QUALCOMM, Inc.	283,900	22,388,354
		71,004,608
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	56,000	1,990,240
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	151,694	9,138,047

	Shares	Value
Google, Inc. Class A (a)	66,800	$ 74,449,268
Yahoo!, Inc. (a)	470,359	16,885,888
		100,473,203
IT Services - 4.7%
Accenture PLC Class A	41,800	3,332,296
Cognizant Technology Solutions Corp. Class A (a)	411,500	20,826,015
Fidelity National Information Services, Inc.	154,600	8,263,370
IBM Corp.	59,400	11,433,906
MasterCard, Inc. Class A	393,100	29,364,570
Paychex, Inc.	521,800	22,228,680
Quindell PLC	467,900	286,672
The Western Union Co.	440,700	7,209,852
Unisys Corp. (a)	263,899	8,038,364
Visa, Inc. Class A	144,000	31,083,840
		142,067,565
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	921,400	18,814,988
Broadcom Corp. Class A	876,236	27,583,909
Lam Research Corp. (a)	177,400	9,757,000
		56,155,897
Software - 4.9%
Adobe Systems, Inc. (a)	170,200	11,188,948
Autodesk, Inc. (a)	346,300	17,031,034
Citrix Systems, Inc. (a)	46,900	2,693,467
Concur Technologies, Inc. (a)	43,700	4,329,359
Interactive Intelligence Group, Inc. (a)	17,600	1,276,000
Microsoft Corp.	2,049,600	84,013,104
Oracle Corp.	372,650	15,245,112
Parametric Technology Corp. (a)	126,997	4,499,504
salesforce.com, Inc. (a)	110,900	6,331,281
VMware, Inc. Class A (a)	23,300	2,516,866
		149,124,675
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	191,200	102,624,688
EMC Corp.	735,580	20,162,248
		122,786,936
TOTAL INFORMATION TECHNOLOGY		643,603,124
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	91,390	9,733,949
Chemtura Corp. (a)	117,858	2,980,629
E.I. du Pont de Nemours & Co.	122,547	8,222,904
Intrepid Potash, Inc. (a)(d)	251,340	3,885,716
Johnson Matthey PLC	51,200	2,792,063
Monsanto Co.	209,700	23,857,569
Potash Corp. of Saskatchewan, Inc.	153,200	5,541,807
Syngenta AG (Switzerland)	23,721	9,005,092
		66,019,729
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	247,200	$ 8,174,904
Walter Energy, Inc. (d)	801,900	6,062,364
		14,237,268
TOTAL MATERIALS		80,256,997
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,064,406	50,633,793
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	17,309	637,144
TOTAL TELECOMMUNICATION SERVICES		51,270,937
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	257,500	3,457,940
TOTAL COMMON STOCKS (Cost $2,690,802,118)		3,011,857,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e) (Cost $474,963)	28,061	474,963
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	21,992,659	$ 21,992,659
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	15,282,249	15,282,249
TOTAL MONEY MARKET FUNDS (Cost $37,274,908)		37,274,908
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,728,551,989)		3,049,607,160
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,398,165)
NET ASSETS - 100%		$ 3,042,208,995
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $474,963 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,264
Fidelity Securities Lending Cash Central Fund	278,504
Total	$ 291,768
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,438,096	$ 231,963,133	$ -	$ 474,963
Consumer Staples	312,413,158	301,276,109	11,137,049	-
Energy	352,580,825	349,664,440	2,916,385	-
Financials	571,853,414	571,853,414	-	-
Health Care	454,423,378	454,423,378	-	-
Industrials	310,034,383	310,034,383	-	-
Information Technology	643,603,124	643,603,124	-	-
Materials	80,256,997	71,251,905	9,005,092	-
Telecommunication Services	51,270,937	51,270,937	-	-
Utilities	3,457,940	3,457,940	-	-
Money Market Funds	37,274,908	37,274,908	-	-
Total Investments in Securities:	$ 3,049,607,160	$ 3,026,073,671	$ 23,058,526	$ 474,963
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	5.6%
Canada	3.0%
Ireland	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,850,697) - See accompanying schedule: Unaffiliated issuers (cost $2,691,277,081)	$ 3,012,332,252
Fidelity Central Funds (cost $37,274,908)	37,274,908
Total Investments (cost $2,728,551,989)		$ 3,049,607,160
Cash		1
Receivable for investments sold		23,852,800
Receivable for fund shares sold		171,844
Dividends receivable		5,489,811
Distributions receivable from Fidelity Central Funds		76,160
Prepaid expenses		3,336
Other receivables		533,313
Total assets		3,079,734,425

Liabilities
Payable for investments purchased	$ 18,766,412
Payable for fund shares redeemed	1,676,791
Accrued management fee	1,398,484
Distribution and service plan fees payable	82,968
Other affiliated payables	138,244
Other payables and accrued expenses	180,282
Collateral on securities loaned, at value	15,282,249
Total liabilities		37,525,430

Net Assets		$ 3,042,208,995
Net Assets consist of:
Paid in capital		$ 2,323,337,283
Undistributed net investment income		12,014,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,948,660
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,908,714
Net Assets		$ 3,042,208,995

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,650,501,948 ÷ 167,638,141 shares)	$ 15.81

Class A: Net Asset Value and redemption price per share ($385,977,180 ÷ 25,020,577 shares)	$ 15.43

Maximum offering price per share (100/94.25 of $15.43)	$ 16.37
Class T: Net Asset Value and redemption price per share ($1,827,546 ÷ 120,553 shares)	$ 15.16

Maximum offering price per share (100/96.50 of $15.16)	$ 15.71
Class B: Net Asset Value and offering price per share ($186,819 ÷ 12,603 shares)A	$ 14.82

Class C: Net Asset Value and offering price per share ($1,878,340 ÷ 127,029 shares)A	$ 14.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,837,162 ÷ 115,765 shares)	$ 15.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 25,135,089
Interest		191
Income from Fidelity Central Funds		291,768
Total income		25,427,048

Expenses
Management fee	$ 8,220,536
Transfer agent fees	163,059
Distribution and service plan fees	484,281
Accounting and security lending fees	441,628
Custodian fees and expenses	94,066
Independent trustees' compensation	6,228
Appreciation in deferred trustee compensation account	266
Registration fees	31,606
Audit	41,068
Legal	12,778
Interest	635
Miscellaneous	11,752
Total expenses before reductions	9,507,903
Expense reductions	(32,275)	9,475,628
Net investment income (loss)		15,951,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,339,865
Foreign currency transactions	(129,913)
Futures contracts	530,730
Total net realized gain (loss)		692,740,682
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,279,831)
Assets and liabilities in foreign currencies	18,271
Total change in net unrealized appreciation (depreciation)		(379,261,560)
Net gain (loss)		313,479,122
Net increase (decrease) in net assets resulting from operations		$ 329,430,542

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,951,420	$ 23,417,669
Net realized gain (loss)	692,740,682	174,082,437
Change in net unrealized appreciation (depreciation)	(379,261,560)	290,252,660
Net increase (decrease) in net assets resulting from operations	329,430,542	487,752,766
Distributions to shareholders from net investment income	(17,693,291)	(28,324,962)
Share transactions - net increase (decrease)	(129,098,614)	(311,571,874)
Total increase (decrease) in net assets	182,638,637	147,855,930

Net Assets
Beginning of period	2,859,570,358	2,711,714,428
End of period (including undistributed net investment income of $12,014,338 and undistributed net investment income of $13,756,209, respectively)	$ 3,042,208,995	$ 2,859,570,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.08	.11	.12	.05	.04	.09
Net realized and unrealized gain (loss)	1.59	2.22	2.32	.18	.93	(.95)
Total from investment operations	1.67	2.33	2.44	.23	.97	(.86)
Distributions from net investment income	(.10)	(.13)	(.06)	(.05)	(.07)	(.09)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.10)	(.13)	(.07)	(.06)	(.08)	(.10) I
Net asset value, end of period	$ 15.81	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Total Return B, C, D	11.74%	19.62%	25.38%	2.33%	11.31%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of all reductions	.60% A	.59%	.60%	.59%	.60%	.60%
Net investment income (loss)	1.11% A	.90%	1.05%	.48%	.44%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650,502	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Income from Investment Operations
Net investment income (loss) F	.06	.07	.08	.01	.01	.06
Net realized and unrealized gain (loss)	1.55	2.15	2.28	.17	.90	(.93)
Total from investment operations	1.61	2.22	2.36	.18	.91	(.87)
Distributions from net investment income	(.05)	(.09)	(.03)	(.01)	(.04)	(.05)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.05)	(.09)	(.04)	(.02)	(.04) K	(.06) J
Net asset value, end of period	$ 15.43	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Total Return B, C, D, E	11.66%	19.12%	25.06%	1.91%	10.94%	(9.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of all reductions	.90% A	.90%	.94%	.94%	.97%	1.01%
Net investment income (loss)	.81% A	.58%	.71%	.13%	.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,977	$ 357,203	$ 325,967	$ 284,072	$ 315,290	$ 380,175
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Income from Investment Operations
Net investment income (loss) F	.02	.01	.02	(.04)	(.04)	.03
Net realized and unrealized gain (loss)	1.52	2.12	2.25	.17	.90	(.93)
Total from investment operations	1.54	2.13	2.27	.13	.86	(.90)
Distributions from net investment income	-	(.06)	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	(.06)	-	-	-	(.03) C
Net asset value, end of period	$ 15.16	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Total Return B, D, E	11.31%	18.50%	24.46%	1.42%	10.37%	(9.65)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.45%	1.43%	1.46%	1.47%
Net investment income (loss)	.26% A	.05%	.20%	(.37)%	(.43)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,828	$ 1,543	$ 1,007	$ 739	$ 760	$ 978
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.03)	(.09)	(.08)	- C
Net realized and unrealized gain (loss)	1.48	2.09	2.21	.17	.90	(.92)
Total from investment operations	1.47	2.04	2.18	.08	.82	(.92)
Net asset value, end of period	$ 14.82	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Total Return B, D, E	11.01%	18.04%	23.88%	.88%	9.96%	(10.05)%
Ratios to Average Net Assets G, J
Expenses before reductions	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.89%	1.91%	1.93%
Net investment income (loss)	(.18)% A	(.40)%	(.25)%	(.82)%	(.88)%	-% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 184	$ 235	$ 296	$ 368	$ 384
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Amount represents less than $.01 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than ..01%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.02)	(.08)	(.07)	- J
Net realized and unrealized gain (loss)	1.48	2.09	2.19	.17	.88	(.92)
Total from investment operations	1.47	2.04	2.17	.09	.81	(.92)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	-	-	(.03) C
Net asset value, end of period	$ 14.79	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Total Return B, D, E	11.04%	18.09%	23.82%	1.00%	9.87%	(10.00)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.85%	1.89%	1.92%
Net investment income (loss)	(.19)% A	(.39)%	(.22)%	(.79)%	(.85)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,764	$ 1,380	$ 1,007	$ 904	$ 1,042
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Income from Investment Operations
Net investment income (loss) E	.07	.09	.09	.02	.02	.08
Net realized and unrealized gain (loss)	1.60	2.21	2.34	.18	.93	(.96)
Total from investment operations	1.67	2.30	2.43	.20	.95	(.88)
Distributions from net investment income	(.08)	(.11)	(.04)	(.02)	-	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.01)
Total distributions	(.08)	(.11)	(.05)	(.03)	-	(.08) C
Net asset value, end of period	$ 15.87	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Total Return B, D	11.73%	19.24%	25.10%	2.04%	11.06%	(8.99)%
Ratios to Average Net Assets H, F
Expenses before reductions	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of fee waivers, if any	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of all reductions	.73% A	.78%	.86%	.86%	.87%	.79%
Net investment income (loss)	.97% A	.71%	.79%	.21%	.17%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837	$ 1,281	$ 385	$ 199	$ 144	$ 83
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 363,033,981
Gross unrealized depreciation	(45,682,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,351,248

Tax cost	$ 2,732,255,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (296,523,256)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $530,730 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,847,543,648 and $2,991,799,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 469,818	$ 10,127
Class T	.25%	.25%	4,222	29
Class B	.75%	.25%	913	688
Class C	.75%	.25%	9,328	1,011
			$ 484,281	$ 11,855

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,604
Class T	731
Class B*	4
Class C*	270
$ 5,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,322	.00**
Class A	103,563.06
Class T	2,933.35
Class B	268.29
Class C	2,820.30
Institutional Class	1,153.14
	$ 163,059

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $51,910 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,030,071.31%		$ 615

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,874 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $278,504, including $5,328 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,213,000. The weighted average interest rate was .58%. The interest expense amounted to $20 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,275 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 16,336,685	$ 25,734,262
Class A	1,348,617	2,580,313
Class T	-	5,219
Institutional Class	7,989	5,168
Total	$ 17,693,291	$ 28,324,962

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class O
Shares sold	2,330,727	6,948,016	$ 35,036,234	$ 87,890,391
Reinvestment of distributions	999,728	2,051,618	14,776,068	23,901,376
Shares redeemed	(11,120,435)	(31,414,203)	(168,462,363)	(399,023,736)
Net increase (decrease)	(7,789,980)	(22,414,569)	$ (118,650,061)	$ (287,231,969)
Class A
Shares sold	866,231	2,623,878	$ 12,766,239	$ 32,424,598
Reinvestment of distributions	80,289	209,197	1,158,566	2,380,704
Shares redeemed	(1,672,494)	(4,859,572)	(24,778,615)	(60,273,008)
Net increase (decrease)	(725,974)	(2,026,497)	$ (10,853,810)	$ (25,467,706)
Class T
Shares sold	20,720	35,032	$ 302,612	$ 426,823
Reinvestment of distributions	-	457	-	5,123
Shares redeemed	(13,419)	(9,492)	(194,469)	(114,547)
Net increase (decrease)	7,301	25,997	$ 108,143	$ 317,399
Class B
Shares sold	1,642	5,717	$ 22,982	$ 66,052
Shares redeemed	(2,826)	(12,670)	(39,458)	(154,871)
Net increase (decrease)	(1,184)	(6,953)	$ (16,476)	$ (88,819)
Class C
Shares sold	8,645	32,583	$ 124,234	$ 391,689
Shares redeemed	(14,089)	(22,388)	(204,460)	(265,294)
Net increase (decrease)	(5,444)	10,195	$ (80,226)	$ 126,395
Institutional Class
Shares sold	30,907	75,192	$ 468,121	$ 993,391
Reinvestment of distributions	525	421	7,793	4,928
Shares redeemed	(5,355)	(17,768)	(82,098)	(225,493)
Net increase (decrease)	26,077	57,845	$ 393,816	$ 772,826

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-USAN-0514
1.814758.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Capital Development Fund -

Institutional Class

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.60%
Actual		$ 1,000.00	$ 1,117.40	$ 3.17
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.90%
Actual		$ 1,000.00	$ 1,116.60	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.44%
Actual		$ 1,000.00	$ 1,113.10	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.88%
Actual		$ 1,000.00	$ 1,110.10	$ 9.89
Hypothetical A		$ 1,000.00	$ 1,015.56	$ 9.45
Class C	1.90%
Actual		$ 1,000.00	$ 1,110.40	$ 10.00
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,117.30	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	0.4
Apple, Inc.	3.4	0.0
Microsoft Corp.	2.8	0.0
Google, Inc. Class A	2.4	4.1
General Electric Co.	2.4	0.5
Citigroup, Inc.	2.1	2.0
Target Corp.	1.9	0.0
Chevron Corp.	1.9	1.3
Bank of America Corp.	1.8	2.6
Verizon Communications, Inc.	1.7	0.0
	24.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	21.3
Financials	18.8	17.1
Health Care	14.9	12.0
Energy	11.6	9.1
Consumer Staples	10.3	5.6
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 99.0%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	12.7%	** Foreign investments	14.5%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.2%
LKQ Corp. (a)	179,800	$ 4,737,730
Diversified Consumer Services - 0.2%
H&R Block, Inc.	219,061	6,613,452
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	82,100	8,048,263
Wyndham Worldwide Corp.	61,000	4,467,030
Yum! Brands, Inc.	280,824	21,171,321
		33,686,614
Media - 2.6%
Comcast Corp. Class A	909,000	45,468,180
Discovery Communications, Inc. Class A (a)	13,600	1,124,720
Time Warner, Inc.	519,110	33,913,456
		80,506,356
Multiline Retail - 1.9%
Target Corp.	973,450	58,903,460
Specialty Retail - 1.5%
Lowe's Companies, Inc.	767,900	37,550,310
PetSmart, Inc.	59,633	4,108,117
Staples, Inc.	349,800	3,966,732
		45,625,159
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	1,807,624
Li & Fung Ltd.	56,000	82,738
		1,890,362
TOTAL CONSUMER DISCRETIONARY		231,963,133
CONSUMER STAPLES - 10.3%
Beverages - 2.9%
Diageo PLC	358,576	11,137,049
Molson Coors Brewing Co. Class B	35,800	2,107,188
Monster Beverage Corp. (a)	73,800	5,125,410
PepsiCo, Inc.	222,300	18,562,050
Pernod Ricard SA	39,393	4,585,795
Remy Cointreau SA	51,200	4,108,703
SABMiller PLC	247,000	12,332,992
The Coca-Cola Co.	767,800	29,683,148
		87,642,335
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	14,530,326
Walgreen Co.	497,600	32,856,528
		47,386,854
Food Products - 0.8%
Kellogg Co.	303,700	19,045,027
Mead Johnson Nutrition Co. Class A	46,968	3,904,920
Raisio Group PLC (V Shares)	188,500	1,246,498
		24,196,445

	Shares	Value
Household Products - 1.5%
Procter & Gamble Co.	552,200	$ 44,507,320
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	19,189	1,589,809
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	404,364	45,058,281
Lorillard, Inc.	609,524	32,963,058
Philip Morris International, Inc.	306,844	25,121,318
Reynolds American, Inc.	73,900	3,947,738
		107,090,395
TOTAL CONSUMER STAPLES		312,413,158
ENERGY - 11.6%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	244,900	15,127,473
Dresser-Rand Group, Inc. (a)	108,600	6,343,326
Ensco PLC Class A	170,500	8,998,990
Halliburton Co.	138,981	8,184,591
National Oilwell Varco, Inc.	86,700	6,751,329
Schlumberger Ltd.	161,400	15,736,500
		61,142,209
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,523,702	5,683,408
Apache Corp.	362,100	30,036,195
BG Group PLC	1,520,898	28,334,940
Canadian Natural Resources Ltd.	797,300	30,557,758
Chevron Corp.	492,527	58,566,386
Eni SpA	116,300	2,916,385
Exxon Mobil Corp.	191,500	18,705,720
Imperial Oil Ltd.	352,600	16,419,582
Occidental Petroleum Corp.	477,100	45,462,859
Peabody Energy Corp.	292,200	4,774,548
Suncor Energy, Inc.	834,200	29,134,746
Tanker Investments Ltd. (a)	230,900	2,988,535
The Williams Companies, Inc.	440,058	17,857,554
		291,438,616
TOTAL ENERGY		352,580,825
FINANCIALS - 18.8%
Banks - 11.8%
Bank of America Corp.	3,179,200	54,682,240
CIT Group, Inc.	61,400	3,009,828
Citigroup, Inc.	1,345,104	64,026,950
Comerica, Inc.	85,600	4,434,080
JPMorgan Chase & Co.	1,956,010	118,749,365
PNC Financial Services Group, Inc.	148,326	12,904,362
Standard Chartered PLC (United Kingdom)	1,289,605	26,949,811
SunTrust Banks, Inc.	232,100	9,235,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	483,242	$ 20,711,752
Wells Fargo & Co.	892,050	44,370,567
		359,074,214
Capital Markets - 3.3%
BlackRock, Inc. Class A	9,200	2,893,216
Charles Schwab Corp.	841,855	23,007,897
KKR & Co. LP	258,100	5,895,004
Morgan Stanley	867,000	27,024,390
Northern Trust Corp.	242,995	15,930,752
State Street Corp.	377,790	26,275,295
		101,026,554
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	94,000	2,364,100
Insurance - 3.3%
AIA Group Ltd.	57,200	271,380
American International Group, Inc.	381,800	19,093,818
Genworth Financial, Inc. Class A (a)	1,358,900	24,093,297
Lincoln National Corp.	282,100	14,294,007
MetLife, Inc.	807,600	42,641,280
		100,393,782
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	14,900	1,812,734
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	769,399	6,555,279
Radian Group, Inc.	41,700	626,751
		7,182,030
TOTAL FINANCIALS		571,853,414
HEALTH CARE - 14.9%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	4,518,561
Amgen, Inc.	254,015	31,330,210
Clovis Oncology, Inc. (a)	129,200	8,949,684
Discovery Laboratories, Inc. (a)	94,512	203,201
Insmed, Inc. (a)	78,375	1,492,260
Intercept Pharmaceuticals, Inc. (a)	126,300	41,652,477
MEI Pharma, Inc. (a)	539,319	6,002,620
Synageva BioPharma Corp. (a)	23,325	1,935,275
XOMA Corp. (a)	464,000	2,417,440
		98,501,728
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	143,100	5,510,781
Accuray, Inc. (a)	594,300	5,705,280
Alere, Inc. (a)	1,083,450	37,216,508
Align Technology, Inc. (a)	21,343	1,105,354
Boston Scientific Corp. (a)	1,775,951	24,010,858
Edwards Lifesciences Corp. (a)	151,212	11,215,394
Intuitive Surgical, Inc. (a)	29,600	12,964,504

	Shares	Value
St. Jude Medical, Inc.	169,400	$ 11,077,066
Stryker Corp.	24,300	1,979,721
Zimmer Holdings, Inc.	47,400	4,483,092
		115,268,558
Health Care Providers & Services - 3.2%
Aetna, Inc.	209,000	15,668,730
Catamaran Corp. (a)	142,100	6,357,545
Express Scripts Holding Co. (a)	192,800	14,477,352
McKesson Corp.	130,380	23,021,197
Quest Diagnostics, Inc. (d)	153,514	8,891,531
UnitedHealth Group, Inc.	343,500	28,163,565
		96,579,920
Health Care Technology - 0.4%
MedAssets, Inc. (a)	441,789	10,916,606
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	58,985	8,768,710
QIAGEN NV (a)	147,174	3,103,900
Thermo Fisher Scientific, Inc.	12,200	1,466,928
		13,339,538
Pharmaceuticals - 3.9%
Actavis PLC (a)	53,200	10,951,220
Cardiome Pharma Corp. (a)	243,937	1,930,754
Flamel Technologies SA sponsored ADR (a)	86,800	1,163,120
GlaxoSmithKline PLC sponsored ADR	383,800	20,506,434
Jazz Pharmaceuticals PLC (a)	36,300	5,034,084
Johnson & Johnson	151,260	14,858,270
Merck & Co., Inc.	569,705	32,342,153
Novartis AG sponsored ADR	97,191	8,263,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	391,250	20,673,650
XenoPort, Inc. (a)	791,908	4,094,164
		119,817,028
TOTAL HEALTH CARE		454,423,378
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	77,367	7,176,563
KEYW Holding Corp. (a)	74,700	1,397,637
Rolls-Royce Group PLC	243,100	4,352,752
The Boeing Co.	183,500	23,027,415
United Technologies Corp.	33,700	3,937,508
		39,891,875
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	122,600	6,423,014
United Parcel Service, Inc. Class B	248,600	24,208,668
		30,631,682
Commercial Services & Supplies - 0.1%
ADT Corp.	96,700	2,896,165
Construction & Engineering - 0.1%
MasTec, Inc. (a)	69,918	3,037,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.8%
AMETEK, Inc.	141,600	$ 7,290,984
Hubbell, Inc. Class B	34,418	4,125,686
Roper Industries, Inc.	40,100	5,353,751
Schneider Electric SA	71,300	6,320,872
		23,091,293
Industrial Conglomerates - 2.8%
Danaher Corp.	174,595	13,094,625
General Electric Co.	2,767,100	71,640,219
		84,734,844
Machinery - 1.1%
Caterpillar, Inc.	88,900	8,833,993
Cummins, Inc.	31,600	4,708,084
Ingersoll-Rand PLC	314,900	18,024,876
Valmont Industries, Inc.	12,300	1,830,732
		33,397,685
Professional Services - 0.8%
Acacia Research Corp.	371,868	5,682,143
Bureau Veritas SA	193,109	5,920,645
Michael Page International PLC	597,400	4,888,149
Towers Watson & Co.	34,400	3,923,320
Verisk Analytics, Inc. (a)	80,900	4,850,764
		25,265,021
Road & Rail - 2.0%
CSX Corp.	1,075,300	31,151,441
Hertz Global Holdings, Inc. (a)	241,600	6,436,224
J.B. Hunt Transport Services, Inc.	112,000	8,055,040
Kansas City Southern	27,600	2,816,856
Norfolk Southern Corp.	120,600	11,718,702
		60,178,263
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	96,176	3,718,164
WESCO International, Inc. (a)	38,358	3,192,153
		6,910,317
TOTAL INDUSTRIALS		310,034,383
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,169,400	48,616,254
QUALCOMM, Inc.	283,900	22,388,354
		71,004,608
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	56,000	1,990,240
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	151,694	9,138,047

	Shares	Value
Google, Inc. Class A (a)	66,800	$ 74,449,268
Yahoo!, Inc. (a)	470,359	16,885,888
		100,473,203
IT Services - 4.7%
Accenture PLC Class A	41,800	3,332,296
Cognizant Technology Solutions Corp. Class A (a)	411,500	20,826,015
Fidelity National Information Services, Inc.	154,600	8,263,370
IBM Corp.	59,400	11,433,906
MasterCard, Inc. Class A	393,100	29,364,570
Paychex, Inc.	521,800	22,228,680
Quindell PLC	467,900	286,672
The Western Union Co.	440,700	7,209,852
Unisys Corp. (a)	263,899	8,038,364
Visa, Inc. Class A	144,000	31,083,840
		142,067,565
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	921,400	18,814,988
Broadcom Corp. Class A	876,236	27,583,909
Lam Research Corp. (a)	177,400	9,757,000
		56,155,897
Software - 4.9%
Adobe Systems, Inc. (a)	170,200	11,188,948
Autodesk, Inc. (a)	346,300	17,031,034
Citrix Systems, Inc. (a)	46,900	2,693,467
Concur Technologies, Inc. (a)	43,700	4,329,359
Interactive Intelligence Group, Inc. (a)	17,600	1,276,000
Microsoft Corp.	2,049,600	84,013,104
Oracle Corp.	372,650	15,245,112
Parametric Technology Corp. (a)	126,997	4,499,504
salesforce.com, Inc. (a)	110,900	6,331,281
VMware, Inc. Class A (a)	23,300	2,516,866
		149,124,675
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	191,200	102,624,688
EMC Corp.	735,580	20,162,248
		122,786,936
TOTAL INFORMATION TECHNOLOGY		643,603,124
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	91,390	9,733,949
Chemtura Corp. (a)	117,858	2,980,629
E.I. du Pont de Nemours & Co.	122,547	8,222,904
Intrepid Potash, Inc. (a)(d)	251,340	3,885,716
Johnson Matthey PLC	51,200	2,792,063
Monsanto Co.	209,700	23,857,569
Potash Corp. of Saskatchewan, Inc.	153,200	5,541,807
Syngenta AG (Switzerland)	23,721	9,005,092
		66,019,729
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	247,200	$ 8,174,904
Walter Energy, Inc. (d)	801,900	6,062,364
		14,237,268
TOTAL MATERIALS		80,256,997
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,064,406	50,633,793
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	17,309	637,144
TOTAL TELECOMMUNICATION SERVICES		51,270,937
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	257,500	3,457,940
TOTAL COMMON STOCKS (Cost $2,690,802,118)		3,011,857,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e) (Cost $474,963)	28,061	474,963
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	21,992,659	$ 21,992,659
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	15,282,249	15,282,249
TOTAL MONEY MARKET FUNDS (Cost $37,274,908)		37,274,908
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,728,551,989)		3,049,607,160
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,398,165)
NET ASSETS - 100%		$ 3,042,208,995
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $474,963 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,264
Fidelity Securities Lending Cash Central Fund	278,504
Total	$ 291,768
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,438,096	$ 231,963,133	$ -	$ 474,963
Consumer Staples	312,413,158	301,276,109	11,137,049	-
Energy	352,580,825	349,664,440	2,916,385	-
Financials	571,853,414	571,853,414	-	-
Health Care	454,423,378	454,423,378	-	-
Industrials	310,034,383	310,034,383	-	-
Information Technology	643,603,124	643,603,124	-	-
Materials	80,256,997	71,251,905	9,005,092	-
Telecommunication Services	51,270,937	51,270,937	-	-
Utilities	3,457,940	3,457,940	-	-
Money Market Funds	37,274,908	37,274,908	-	-
Total Investments in Securities:	$ 3,049,607,160	$ 3,026,073,671	$ 23,058,526	$ 474,963
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	5.6%
Canada	3.0%
Ireland	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,850,697) - See accompanying schedule: Unaffiliated issuers (cost $2,691,277,081)	$ 3,012,332,252
Fidelity Central Funds (cost $37,274,908)	37,274,908
Total Investments (cost $2,728,551,989)		$ 3,049,607,160
Cash		1
Receivable for investments sold		23,852,800
Receivable for fund shares sold		171,844
Dividends receivable		5,489,811
Distributions receivable from Fidelity Central Funds		76,160
Prepaid expenses		3,336
Other receivables		533,313
Total assets		3,079,734,425

Liabilities
Payable for investments purchased	$ 18,766,412
Payable for fund shares redeemed	1,676,791
Accrued management fee	1,398,484
Distribution and service plan fees payable	82,968
Other affiliated payables	138,244
Other payables and accrued expenses	180,282
Collateral on securities loaned, at value	15,282,249
Total liabilities		37,525,430

Net Assets		$ 3,042,208,995
Net Assets consist of:
Paid in capital		$ 2,323,337,283
Undistributed net investment income		12,014,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,948,660
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,908,714
Net Assets		$ 3,042,208,995

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,650,501,948 ÷ 167,638,141 shares)	$ 15.81

Class A: Net Asset Value and redemption price per share ($385,977,180 ÷ 25,020,577 shares)	$ 15.43

Maximum offering price per share (100/94.25 of $15.43)	$ 16.37
Class T: Net Asset Value and redemption price per share ($1,827,546 ÷ 120,553 shares)	$ 15.16

Maximum offering price per share (100/96.50 of $15.16)	$ 15.71
Class B: Net Asset Value and offering price per share ($186,819 ÷ 12,603 shares)A	$ 14.82

Class C: Net Asset Value and offering price per share ($1,878,340 ÷ 127,029 shares)A	$ 14.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,837,162 ÷ 115,765 shares)	$ 15.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 25,135,089
Interest		191
Income from Fidelity Central Funds		291,768
Total income		25,427,048

Expenses
Management fee	$ 8,220,536
Transfer agent fees	163,059
Distribution and service plan fees	484,281
Accounting and security lending fees	441,628
Custodian fees and expenses	94,066
Independent trustees' compensation	6,228
Appreciation in deferred trustee compensation account	266
Registration fees	31,606
Audit	41,068
Legal	12,778
Interest	635
Miscellaneous	11,752
Total expenses before reductions	9,507,903
Expense reductions	(32,275)	9,475,628
Net investment income (loss)		15,951,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,339,865
Foreign currency transactions	(129,913)
Futures contracts	530,730
Total net realized gain (loss)		692,740,682
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,279,831)
Assets and liabilities in foreign currencies	18,271
Total change in net unrealized appreciation (depreciation)		(379,261,560)
Net gain (loss)		313,479,122
Net increase (decrease) in net assets resulting from operations		$ 329,430,542

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,951,420	$ 23,417,669
Net realized gain (loss)	692,740,682	174,082,437
Change in net unrealized appreciation (depreciation)	(379,261,560)	290,252,660
Net increase (decrease) in net assets resulting from operations	329,430,542	487,752,766
Distributions to shareholders from net investment income	(17,693,291)	(28,324,962)
Share transactions - net increase (decrease)	(129,098,614)	(311,571,874)
Total increase (decrease) in net assets	182,638,637	147,855,930

Net Assets
Beginning of period	2,859,570,358	2,711,714,428
End of period (including undistributed net investment income of $12,014,338 and undistributed net investment income of $13,756,209, respectively)	$ 3,042,208,995	$ 2,859,570,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.08	.11	.12	.05	.04	.09
Net realized and unrealized gain (loss)	1.59	2.22	2.32	.18	.93	(.95)
Total from investment operations	1.67	2.33	2.44	.23	.97	(.86)
Distributions from net investment income	(.10)	(.13)	(.06)	(.05)	(.07)	(.09)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.10)	(.13)	(.07)	(.06)	(.08)	(.10) I
Net asset value, end of period	$ 15.81	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Total Return B, C, D	11.74%	19.62%	25.38%	2.33%	11.31%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of all reductions	.60% A	.59%	.60%	.59%	.60%	.60%
Net investment income (loss)	1.11% A	.90%	1.05%	.48%	.44%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650,502	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Income from Investment Operations
Net investment income (loss) F	.06	.07	.08	.01	.01	.06
Net realized and unrealized gain (loss)	1.55	2.15	2.28	.17	.90	(.93)
Total from investment operations	1.61	2.22	2.36	.18	.91	(.87)
Distributions from net investment income	(.05)	(.09)	(.03)	(.01)	(.04)	(.05)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.05)	(.09)	(.04)	(.02)	(.04) K	(.06) J
Net asset value, end of period	$ 15.43	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Total Return B, C, D, E	11.66%	19.12%	25.06%	1.91%	10.94%	(9.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of all reductions	.90% A	.90%	.94%	.94%	.97%	1.01%
Net investment income (loss)	.81% A	.58%	.71%	.13%	.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,977	$ 357,203	$ 325,967	$ 284,072	$ 315,290	$ 380,175
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Income from Investment Operations
Net investment income (loss) F	.02	.01	.02	(.04)	(.04)	.03
Net realized and unrealized gain (loss)	1.52	2.12	2.25	.17	.90	(.93)
Total from investment operations	1.54	2.13	2.27	.13	.86	(.90)
Distributions from net investment income	-	(.06)	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	(.06)	-	-	-	(.03) C
Net asset value, end of period	$ 15.16	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Total Return B, D, E	11.31%	18.50%	24.46%	1.42%	10.37%	(9.65)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.45%	1.43%	1.46%	1.47%
Net investment income (loss)	.26% A	.05%	.20%	(.37)%	(.43)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,828	$ 1,543	$ 1,007	$ 739	$ 760	$ 978
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.03)	(.09)	(.08)	- C
Net realized and unrealized gain (loss)	1.48	2.09	2.21	.17	.90	(.92)
Total from investment operations	1.47	2.04	2.18	.08	.82	(.92)
Net asset value, end of period	$ 14.82	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Total Return B, D, E	11.01%	18.04%	23.88%	.88%	9.96%	(10.05)%
Ratios to Average Net Assets G, J
Expenses before reductions	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.89%	1.91%	1.93%
Net investment income (loss)	(.18)% A	(.40)%	(.25)%	(.82)%	(.88)%	-% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 184	$ 235	$ 296	$ 368	$ 384
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Amount represents less than $.01 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than ..01%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.02)	(.08)	(.07)	- J
Net realized and unrealized gain (loss)	1.48	2.09	2.19	.17	.88	(.92)
Total from investment operations	1.47	2.04	2.17	.09	.81	(.92)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	-	-	(.03) C
Net asset value, end of period	$ 14.79	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Total Return B, D, E	11.04%	18.09%	23.82%	1.00%	9.87%	(10.00)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.85%	1.89%	1.92%
Net investment income (loss)	(.19)% A	(.39)%	(.22)%	(.79)%	(.85)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,764	$ 1,380	$ 1,007	$ 904	$ 1,042
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Income from Investment Operations
Net investment income (loss) E	.07	.09	.09	.02	.02	.08
Net realized and unrealized gain (loss)	1.60	2.21	2.34	.18	.93	(.96)
Total from investment operations	1.67	2.30	2.43	.20	.95	(.88)
Distributions from net investment income	(.08)	(.11)	(.04)	(.02)	-	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.01)
Total distributions	(.08)	(.11)	(.05)	(.03)	-	(.08) C
Net asset value, end of period	$ 15.87	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Total Return B, D	11.73%	19.24%	25.10%	2.04%	11.06%	(8.99)%
Ratios to Average Net Assets H, F
Expenses before reductions	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of fee waivers, if any	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of all reductions	.73% A	.78%	.86%	.86%	.87%	.79%
Net investment income (loss)	.97% A	.71%	.79%	.21%	.17%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837	$ 1,281	$ 385	$ 199	$ 144	$ 83
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 363,033,981
Gross unrealized depreciation	(45,682,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,351,248

Tax cost	$ 2,732,255,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (296,523,256)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $530,730 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,847,543,648 and $2,991,799,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 469,818	$ 10,127
Class T	.25%	.25%	4,222	29
Class B	.75%	.25%	913	688
Class C	.75%	.25%	9,328	1,011
			$ 484,281	$ 11,855

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,604
Class T	731
Class B*	4
Class C*	270
$ 5,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,322	.00**
Class A	103,563.06
Class T	2,933.35
Class B	268.29
Class C	2,820.30
Institutional Class	1,153.14
	$ 163,059

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $51,910 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,030,071.31%		$ 615

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,874 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $278,504, including $5,328 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,213,000. The weighted average interest rate was .58%. The interest expense amounted to $20 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,275 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 16,336,685	$ 25,734,262
Class A	1,348,617	2,580,313
Class T	-	5,219
Institutional Class	7,989	5,168
Total	$ 17,693,291	$ 28,324,962

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class O
Shares sold	2,330,727	6,948,016	$ 35,036,234	$ 87,890,391
Reinvestment of distributions	999,728	2,051,618	14,776,068	23,901,376
Shares redeemed	(11,120,435)	(31,414,203)	(168,462,363)	(399,023,736)
Net increase (decrease)	(7,789,980)	(22,414,569)	$ (118,650,061)	$ (287,231,969)
Class A
Shares sold	866,231	2,623,878	$ 12,766,239	$ 32,424,598
Reinvestment of distributions	80,289	209,197	1,158,566	2,380,704
Shares redeemed	(1,672,494)	(4,859,572)	(24,778,615)	(60,273,008)
Net increase (decrease)	(725,974)	(2,026,497)	$ (10,853,810)	$ (25,467,706)
Class T
Shares sold	20,720	35,032	$ 302,612	$ 426,823
Reinvestment of distributions	-	457	-	5,123
Shares redeemed	(13,419)	(9,492)	(194,469)	(114,547)
Net increase (decrease)	7,301	25,997	$ 108,143	$ 317,399
Class B
Shares sold	1,642	5,717	$ 22,982	$ 66,052
Shares redeemed	(2,826)	(12,670)	(39,458)	(154,871)
Net increase (decrease)	(1,184)	(6,953)	$ (16,476)	$ (88,819)
Class C
Shares sold	8,645	32,583	$ 124,234	$ 391,689
Shares redeemed	(14,089)	(22,388)	(204,460)	(265,294)
Net increase (decrease)	(5,444)	10,195	$ (80,226)	$ 126,395
Institutional Class
Shares sold	30,907	75,192	$ 468,121	$ 993,391
Reinvestment of distributions	525	421	7,793	4,928
Shares redeemed	(5,355)	(17,768)	(82,098)	(225,493)
Net increase (decrease)	26,077	57,845	$ 393,816	$ 772,826

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-I-USAN-0514
1.814764.108

(Fidelity Investment logo)(registered trademark)

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class O

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.60%
Actual		$ 1,000.00	$ 1,117.40	$ 3.17
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.90%
Actual		$ 1,000.00	$ 1,116.60	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.44%
Actual		$ 1,000.00	$ 1,113.10	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.88%
Actual		$ 1,000.00	$ 1,110.10	$ 9.89
Hypothetical A		$ 1,000.00	$ 1,015.56	$ 9.45
Class C	1.90%
Actual		$ 1,000.00	$ 1,110.40	$ 10.00
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,117.30	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	0.4
Apple, Inc.	3.4	0.0
Microsoft Corp.	2.8	0.0
Google, Inc. Class A	2.4	4.1
General Electric Co.	2.4	0.5
Citigroup, Inc.	2.1	2.0
Target Corp.	1.9	0.0
Chevron Corp.	1.9	1.3
Bank of America Corp.	1.8	2.6
Verizon Communications, Inc.	1.7	0.0
	24.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	21.3
Financials	18.8	17.1
Health Care	14.9	12.0
Energy	11.6	9.1
Consumer Staples	10.3	5.6
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 99.0%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	12.7%	** Foreign investments	14.5%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.2%
LKQ Corp. (a)	179,800	$ 4,737,730
Diversified Consumer Services - 0.2%
H&R Block, Inc.	219,061	6,613,452
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	82,100	8,048,263
Wyndham Worldwide Corp.	61,000	4,467,030
Yum! Brands, Inc.	280,824	21,171,321
		33,686,614
Media - 2.6%
Comcast Corp. Class A	909,000	45,468,180
Discovery Communications, Inc. Class A (a)	13,600	1,124,720
Time Warner, Inc.	519,110	33,913,456
		80,506,356
Multiline Retail - 1.9%
Target Corp.	973,450	58,903,460
Specialty Retail - 1.5%
Lowe's Companies, Inc.	767,900	37,550,310
PetSmart, Inc.	59,633	4,108,117
Staples, Inc.	349,800	3,966,732
		45,625,159
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	1,807,624
Li & Fung Ltd.	56,000	82,738
		1,890,362
TOTAL CONSUMER DISCRETIONARY		231,963,133
CONSUMER STAPLES - 10.3%
Beverages - 2.9%
Diageo PLC	358,576	11,137,049
Molson Coors Brewing Co. Class B	35,800	2,107,188
Monster Beverage Corp. (a)	73,800	5,125,410
PepsiCo, Inc.	222,300	18,562,050
Pernod Ricard SA	39,393	4,585,795
Remy Cointreau SA	51,200	4,108,703
SABMiller PLC	247,000	12,332,992
The Coca-Cola Co.	767,800	29,683,148
		87,642,335
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	14,530,326
Walgreen Co.	497,600	32,856,528
		47,386,854
Food Products - 0.8%
Kellogg Co.	303,700	19,045,027
Mead Johnson Nutrition Co. Class A	46,968	3,904,920
Raisio Group PLC (V Shares)	188,500	1,246,498
		24,196,445

	Shares	Value
Household Products - 1.5%
Procter & Gamble Co.	552,200	$ 44,507,320
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	19,189	1,589,809
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	404,364	45,058,281
Lorillard, Inc.	609,524	32,963,058
Philip Morris International, Inc.	306,844	25,121,318
Reynolds American, Inc.	73,900	3,947,738
		107,090,395
TOTAL CONSUMER STAPLES		312,413,158
ENERGY - 11.6%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	244,900	15,127,473
Dresser-Rand Group, Inc. (a)	108,600	6,343,326
Ensco PLC Class A	170,500	8,998,990
Halliburton Co.	138,981	8,184,591
National Oilwell Varco, Inc.	86,700	6,751,329
Schlumberger Ltd.	161,400	15,736,500
		61,142,209
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,523,702	5,683,408
Apache Corp.	362,100	30,036,195
BG Group PLC	1,520,898	28,334,940
Canadian Natural Resources Ltd.	797,300	30,557,758
Chevron Corp.	492,527	58,566,386
Eni SpA	116,300	2,916,385
Exxon Mobil Corp.	191,500	18,705,720
Imperial Oil Ltd.	352,600	16,419,582
Occidental Petroleum Corp.	477,100	45,462,859
Peabody Energy Corp.	292,200	4,774,548
Suncor Energy, Inc.	834,200	29,134,746
Tanker Investments Ltd. (a)	230,900	2,988,535
The Williams Companies, Inc.	440,058	17,857,554
		291,438,616
TOTAL ENERGY		352,580,825
FINANCIALS - 18.8%
Banks - 11.8%
Bank of America Corp.	3,179,200	54,682,240
CIT Group, Inc.	61,400	3,009,828
Citigroup, Inc.	1,345,104	64,026,950
Comerica, Inc.	85,600	4,434,080
JPMorgan Chase & Co.	1,956,010	118,749,365
PNC Financial Services Group, Inc.	148,326	12,904,362
Standard Chartered PLC (United Kingdom)	1,289,605	26,949,811
SunTrust Banks, Inc.	232,100	9,235,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	483,242	$ 20,711,752
Wells Fargo & Co.	892,050	44,370,567
		359,074,214
Capital Markets - 3.3%
BlackRock, Inc. Class A	9,200	2,893,216
Charles Schwab Corp.	841,855	23,007,897
KKR & Co. LP	258,100	5,895,004
Morgan Stanley	867,000	27,024,390
Northern Trust Corp.	242,995	15,930,752
State Street Corp.	377,790	26,275,295
		101,026,554
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	94,000	2,364,100
Insurance - 3.3%
AIA Group Ltd.	57,200	271,380
American International Group, Inc.	381,800	19,093,818
Genworth Financial, Inc. Class A (a)	1,358,900	24,093,297
Lincoln National Corp.	282,100	14,294,007
MetLife, Inc.	807,600	42,641,280
		100,393,782
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	14,900	1,812,734
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	769,399	6,555,279
Radian Group, Inc.	41,700	626,751
		7,182,030
TOTAL FINANCIALS		571,853,414
HEALTH CARE - 14.9%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	4,518,561
Amgen, Inc.	254,015	31,330,210
Clovis Oncology, Inc. (a)	129,200	8,949,684
Discovery Laboratories, Inc. (a)	94,512	203,201
Insmed, Inc. (a)	78,375	1,492,260
Intercept Pharmaceuticals, Inc. (a)	126,300	41,652,477
MEI Pharma, Inc. (a)	539,319	6,002,620
Synageva BioPharma Corp. (a)	23,325	1,935,275
XOMA Corp. (a)	464,000	2,417,440
		98,501,728
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	143,100	5,510,781
Accuray, Inc. (a)	594,300	5,705,280
Alere, Inc. (a)	1,083,450	37,216,508
Align Technology, Inc. (a)	21,343	1,105,354
Boston Scientific Corp. (a)	1,775,951	24,010,858
Edwards Lifesciences Corp. (a)	151,212	11,215,394
Intuitive Surgical, Inc. (a)	29,600	12,964,504

	Shares	Value
St. Jude Medical, Inc.	169,400	$ 11,077,066
Stryker Corp.	24,300	1,979,721
Zimmer Holdings, Inc.	47,400	4,483,092
		115,268,558
Health Care Providers & Services - 3.2%
Aetna, Inc.	209,000	15,668,730
Catamaran Corp. (a)	142,100	6,357,545
Express Scripts Holding Co. (a)	192,800	14,477,352
McKesson Corp.	130,380	23,021,197
Quest Diagnostics, Inc. (d)	153,514	8,891,531
UnitedHealth Group, Inc.	343,500	28,163,565
		96,579,920
Health Care Technology - 0.4%
MedAssets, Inc. (a)	441,789	10,916,606
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	58,985	8,768,710
QIAGEN NV (a)	147,174	3,103,900
Thermo Fisher Scientific, Inc.	12,200	1,466,928
		13,339,538
Pharmaceuticals - 3.9%
Actavis PLC (a)	53,200	10,951,220
Cardiome Pharma Corp. (a)	243,937	1,930,754
Flamel Technologies SA sponsored ADR (a)	86,800	1,163,120
GlaxoSmithKline PLC sponsored ADR	383,800	20,506,434
Jazz Pharmaceuticals PLC (a)	36,300	5,034,084
Johnson & Johnson	151,260	14,858,270
Merck & Co., Inc.	569,705	32,342,153
Novartis AG sponsored ADR	97,191	8,263,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	391,250	20,673,650
XenoPort, Inc. (a)	791,908	4,094,164
		119,817,028
TOTAL HEALTH CARE		454,423,378
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	77,367	7,176,563
KEYW Holding Corp. (a)	74,700	1,397,637
Rolls-Royce Group PLC	243,100	4,352,752
The Boeing Co.	183,500	23,027,415
United Technologies Corp.	33,700	3,937,508
		39,891,875
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	122,600	6,423,014
United Parcel Service, Inc. Class B	248,600	24,208,668
		30,631,682
Commercial Services & Supplies - 0.1%
ADT Corp.	96,700	2,896,165
Construction & Engineering - 0.1%
MasTec, Inc. (a)	69,918	3,037,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.8%
AMETEK, Inc.	141,600	$ 7,290,984
Hubbell, Inc. Class B	34,418	4,125,686
Roper Industries, Inc.	40,100	5,353,751
Schneider Electric SA	71,300	6,320,872
		23,091,293
Industrial Conglomerates - 2.8%
Danaher Corp.	174,595	13,094,625
General Electric Co.	2,767,100	71,640,219
		84,734,844
Machinery - 1.1%
Caterpillar, Inc.	88,900	8,833,993
Cummins, Inc.	31,600	4,708,084
Ingersoll-Rand PLC	314,900	18,024,876
Valmont Industries, Inc.	12,300	1,830,732
		33,397,685
Professional Services - 0.8%
Acacia Research Corp.	371,868	5,682,143
Bureau Veritas SA	193,109	5,920,645
Michael Page International PLC	597,400	4,888,149
Towers Watson & Co.	34,400	3,923,320
Verisk Analytics, Inc. (a)	80,900	4,850,764
		25,265,021
Road & Rail - 2.0%
CSX Corp.	1,075,300	31,151,441
Hertz Global Holdings, Inc. (a)	241,600	6,436,224
J.B. Hunt Transport Services, Inc.	112,000	8,055,040
Kansas City Southern	27,600	2,816,856
Norfolk Southern Corp.	120,600	11,718,702
		60,178,263
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	96,176	3,718,164
WESCO International, Inc. (a)	38,358	3,192,153
		6,910,317
TOTAL INDUSTRIALS		310,034,383
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,169,400	48,616,254
QUALCOMM, Inc.	283,900	22,388,354
		71,004,608
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	56,000	1,990,240
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	151,694	9,138,047

	Shares	Value
Google, Inc. Class A (a)	66,800	$ 74,449,268
Yahoo!, Inc. (a)	470,359	16,885,888
		100,473,203
IT Services - 4.7%
Accenture PLC Class A	41,800	3,332,296
Cognizant Technology Solutions Corp. Class A (a)	411,500	20,826,015
Fidelity National Information Services, Inc.	154,600	8,263,370
IBM Corp.	59,400	11,433,906
MasterCard, Inc. Class A	393,100	29,364,570
Paychex, Inc.	521,800	22,228,680
Quindell PLC	467,900	286,672
The Western Union Co.	440,700	7,209,852
Unisys Corp. (a)	263,899	8,038,364
Visa, Inc. Class A	144,000	31,083,840
		142,067,565
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	921,400	18,814,988
Broadcom Corp. Class A	876,236	27,583,909
Lam Research Corp. (a)	177,400	9,757,000
		56,155,897
Software - 4.9%
Adobe Systems, Inc. (a)	170,200	11,188,948
Autodesk, Inc. (a)	346,300	17,031,034
Citrix Systems, Inc. (a)	46,900	2,693,467
Concur Technologies, Inc. (a)	43,700	4,329,359
Interactive Intelligence Group, Inc. (a)	17,600	1,276,000
Microsoft Corp.	2,049,600	84,013,104
Oracle Corp.	372,650	15,245,112
Parametric Technology Corp. (a)	126,997	4,499,504
salesforce.com, Inc. (a)	110,900	6,331,281
VMware, Inc. Class A (a)	23,300	2,516,866
		149,124,675
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	191,200	102,624,688
EMC Corp.	735,580	20,162,248
		122,786,936
TOTAL INFORMATION TECHNOLOGY		643,603,124
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	91,390	9,733,949
Chemtura Corp. (a)	117,858	2,980,629
E.I. du Pont de Nemours & Co.	122,547	8,222,904
Intrepid Potash, Inc. (a)(d)	251,340	3,885,716
Johnson Matthey PLC	51,200	2,792,063
Monsanto Co.	209,700	23,857,569
Potash Corp. of Saskatchewan, Inc.	153,200	5,541,807
Syngenta AG (Switzerland)	23,721	9,005,092
		66,019,729
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	247,200	$ 8,174,904
Walter Energy, Inc. (d)	801,900	6,062,364
		14,237,268
TOTAL MATERIALS		80,256,997
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,064,406	50,633,793
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	17,309	637,144
TOTAL TELECOMMUNICATION SERVICES		51,270,937
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	257,500	3,457,940
TOTAL COMMON STOCKS (Cost $2,690,802,118)		3,011,857,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e) (Cost $474,963)	28,061	474,963
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	21,992,659	$ 21,992,659
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	15,282,249	15,282,249
TOTAL MONEY MARKET FUNDS (Cost $37,274,908)		37,274,908
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,728,551,989)		3,049,607,160
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,398,165)
NET ASSETS - 100%		$ 3,042,208,995
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $474,963 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,264
Fidelity Securities Lending Cash Central Fund	278,504
Total	$ 291,768
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,438,096	$ 231,963,133	$ -	$ 474,963
Consumer Staples	312,413,158	301,276,109	11,137,049	-
Energy	352,580,825	349,664,440	2,916,385	-
Financials	571,853,414	571,853,414	-	-
Health Care	454,423,378	454,423,378	-	-
Industrials	310,034,383	310,034,383	-	-
Information Technology	643,603,124	643,603,124	-	-
Materials	80,256,997	71,251,905	9,005,092	-
Telecommunication Services	51,270,937	51,270,937	-	-
Utilities	3,457,940	3,457,940	-	-
Money Market Funds	37,274,908	37,274,908	-	-
Total Investments in Securities:	$ 3,049,607,160	$ 3,026,073,671	$ 23,058,526	$ 474,963
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	5.6%
Canada	3.0%
Ireland	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,850,697) - See accompanying schedule: Unaffiliated issuers (cost $2,691,277,081)	$ 3,012,332,252
Fidelity Central Funds (cost $37,274,908)	37,274,908
Total Investments (cost $2,728,551,989)		$ 3,049,607,160
Cash		1
Receivable for investments sold		23,852,800
Receivable for fund shares sold		171,844
Dividends receivable		5,489,811
Distributions receivable from Fidelity Central Funds		76,160
Prepaid expenses		3,336
Other receivables		533,313
Total assets		3,079,734,425

Liabilities
Payable for investments purchased	$ 18,766,412
Payable for fund shares redeemed	1,676,791
Accrued management fee	1,398,484
Distribution and service plan fees payable	82,968
Other affiliated payables	138,244
Other payables and accrued expenses	180,282
Collateral on securities loaned, at value	15,282,249
Total liabilities		37,525,430

Net Assets		$ 3,042,208,995
Net Assets consist of:
Paid in capital		$ 2,323,337,283
Undistributed net investment income		12,014,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,948,660
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,908,714
Net Assets		$ 3,042,208,995

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,650,501,948 ÷ 167,638,141 shares)	$ 15.81

Class A: Net Asset Value and redemption price per share ($385,977,180 ÷ 25,020,577 shares)	$ 15.43

Maximum offering price per share (100/94.25 of $15.43)	$ 16.37
Class T: Net Asset Value and redemption price per share ($1,827,546 ÷ 120,553 shares)	$ 15.16

Maximum offering price per share (100/96.50 of $15.16)	$ 15.71
Class B: Net Asset Value and offering price per share ($186,819 ÷ 12,603 shares)A	$ 14.82

Class C: Net Asset Value and offering price per share ($1,878,340 ÷ 127,029 shares)A	$ 14.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,837,162 ÷ 115,765 shares)	$ 15.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 25,135,089
Interest		191
Income from Fidelity Central Funds		291,768
Total income		25,427,048

Expenses
Management fee	$ 8,220,536
Transfer agent fees	163,059
Distribution and service plan fees	484,281
Accounting and security lending fees	441,628
Custodian fees and expenses	94,066
Independent trustees' compensation	6,228
Appreciation in deferred trustee compensation account	266
Registration fees	31,606
Audit	41,068
Legal	12,778
Interest	635
Miscellaneous	11,752
Total expenses before reductions	9,507,903
Expense reductions	(32,275)	9,475,628
Net investment income (loss)		15,951,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,339,865
Foreign currency transactions	(129,913)
Futures contracts	530,730
Total net realized gain (loss)		692,740,682
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,279,831)
Assets and liabilities in foreign currencies	18,271
Total change in net unrealized appreciation (depreciation)		(379,261,560)
Net gain (loss)		313,479,122
Net increase (decrease) in net assets resulting from operations		$ 329,430,542

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,951,420	$ 23,417,669
Net realized gain (loss)	692,740,682	174,082,437
Change in net unrealized appreciation (depreciation)	(379,261,560)	290,252,660
Net increase (decrease) in net assets resulting from operations	329,430,542	487,752,766
Distributions to shareholders from net investment income	(17,693,291)	(28,324,962)
Share transactions - net increase (decrease)	(129,098,614)	(311,571,874)
Total increase (decrease) in net assets	182,638,637	147,855,930

Net Assets
Beginning of period	2,859,570,358	2,711,714,428
End of period (including undistributed net investment income of $12,014,338 and undistributed net investment income of $13,756,209, respectively)	$ 3,042,208,995	$ 2,859,570,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.08	.11	.12	.05	.04	.09
Net realized and unrealized gain (loss)	1.59	2.22	2.32	.18	.93	(.95)
Total from investment operations	1.67	2.33	2.44	.23	.97	(.86)
Distributions from net investment income	(.10)	(.13)	(.06)	(.05)	(.07)	(.09)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.10)	(.13)	(.07)	(.06)	(.08)	(.10) I
Net asset value, end of period	$ 15.81	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Total Return B, C, D	11.74%	19.62%	25.38%	2.33%	11.31%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of all reductions	.60% A	.59%	.60%	.59%	.60%	.60%
Net investment income (loss)	1.11% A	.90%	1.05%	.48%	.44%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650,502	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Income from Investment Operations
Net investment income (loss) F	.06	.07	.08	.01	.01	.06
Net realized and unrealized gain (loss)	1.55	2.15	2.28	.17	.90	(.93)
Total from investment operations	1.61	2.22	2.36	.18	.91	(.87)
Distributions from net investment income	(.05)	(.09)	(.03)	(.01)	(.04)	(.05)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.05)	(.09)	(.04)	(.02)	(.04) K	(.06) J
Net asset value, end of period	$ 15.43	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Total Return B, C, D, E	11.66%	19.12%	25.06%	1.91%	10.94%	(9.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of all reductions	.90% A	.90%	.94%	.94%	.97%	1.01%
Net investment income (loss)	.81% A	.58%	.71%	.13%	.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,977	$ 357,203	$ 325,967	$ 284,072	$ 315,290	$ 380,175
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Income from Investment Operations
Net investment income (loss) F	.02	.01	.02	(.04)	(.04)	.03
Net realized and unrealized gain (loss)	1.52	2.12	2.25	.17	.90	(.93)
Total from investment operations	1.54	2.13	2.27	.13	.86	(.90)
Distributions from net investment income	-	(.06)	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	(.06)	-	-	-	(.03) C
Net asset value, end of period	$ 15.16	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Total Return B, D, E	11.31%	18.50%	24.46%	1.42%	10.37%	(9.65)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.45%	1.43%	1.46%	1.47%
Net investment income (loss)	.26% A	.05%	.20%	(.37)%	(.43)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,828	$ 1,543	$ 1,007	$ 739	$ 760	$ 978
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.03)	(.09)	(.08)	- C
Net realized and unrealized gain (loss)	1.48	2.09	2.21	.17	.90	(.92)
Total from investment operations	1.47	2.04	2.18	.08	.82	(.92)
Net asset value, end of period	$ 14.82	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Total Return B, D, E	11.01%	18.04%	23.88%	.88%	9.96%	(10.05)%
Ratios to Average Net Assets G, J
Expenses before reductions	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.89%	1.91%	1.93%
Net investment income (loss)	(.18)% A	(.40)%	(.25)%	(.82)%	(.88)%	-% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 184	$ 235	$ 296	$ 368	$ 384
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Amount represents less than $.01 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than ..01%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.02)	(.08)	(.07)	- J
Net realized and unrealized gain (loss)	1.48	2.09	2.19	.17	.88	(.92)
Total from investment operations	1.47	2.04	2.17	.09	.81	(.92)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	-	-	(.03) C
Net asset value, end of period	$ 14.79	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Total Return B, D, E	11.04%	18.09%	23.82%	1.00%	9.87%	(10.00)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.85%	1.89%	1.92%
Net investment income (loss)	(.19)% A	(.39)%	(.22)%	(.79)%	(.85)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,764	$ 1,380	$ 1,007	$ 904	$ 1,042
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Income from Investment Operations
Net investment income (loss) E	.07	.09	.09	.02	.02	.08
Net realized and unrealized gain (loss)	1.60	2.21	2.34	.18	.93	(.96)
Total from investment operations	1.67	2.30	2.43	.20	.95	(.88)
Distributions from net investment income	(.08)	(.11)	(.04)	(.02)	-	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.01)
Total distributions	(.08)	(.11)	(.05)	(.03)	-	(.08) C
Net asset value, end of period	$ 15.87	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Total Return B, D	11.73%	19.24%	25.10%	2.04%	11.06%	(8.99)%
Ratios to Average Net Assets H, F
Expenses before reductions	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of fee waivers, if any	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of all reductions	.73% A	.78%	.86%	.86%	.87%	.79%
Net investment income (loss)	.97% A	.71%	.79%	.21%	.17%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837	$ 1,281	$ 385	$ 199	$ 144	$ 83
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 363,033,981
Gross unrealized depreciation	(45,682,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,351,248

Tax cost	$ 2,732,255,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (296,523,256)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $530,730 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,847,543,648 and $2,991,799,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 469,818	$ 10,127
Class T	.25%	.25%	4,222	29
Class B	.75%	.25%	913	688
Class C	.75%	.25%	9,328	1,011
			$ 484,281	$ 11,855

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,604
Class T	731
Class B*	4
Class C*	270
$ 5,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,322	.00**
Class A	103,563.06
Class T	2,933.35
Class B	268.29
Class C	2,820.30
Institutional Class	1,153.14
	$ 163,059

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $51,910 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,030,071.31%		$ 615

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,874 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $278,504, including $5,328 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,213,000. The weighted average interest rate was .58%. The interest expense amounted to $20 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,275 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 16,336,685	$ 25,734,262
Class A	1,348,617	2,580,313
Class T	-	5,219
Institutional Class	7,989	5,168
Total	$ 17,693,291	$ 28,324,962

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class O
Shares sold	2,330,727	6,948,016	$ 35,036,234	$ 87,890,391
Reinvestment of distributions	999,728	2,051,618	14,776,068	23,901,376
Shares redeemed	(11,120,435)	(31,414,203)	(168,462,363)	(399,023,736)
Net increase (decrease)	(7,789,980)	(22,414,569)	$ (118,650,061)	$ (287,231,969)
Class A
Shares sold	866,231	2,623,878	$ 12,766,239	$ 32,424,598
Reinvestment of distributions	80,289	209,197	1,158,566	2,380,704
Shares redeemed	(1,672,494)	(4,859,572)	(24,778,615)	(60,273,008)
Net increase (decrease)	(725,974)	(2,026,497)	$ (10,853,810)	$ (25,467,706)
Class T
Shares sold	20,720	35,032	$ 302,612	$ 426,823
Reinvestment of distributions	-	457	-	5,123
Shares redeemed	(13,419)	(9,492)	(194,469)	(114,547)
Net increase (decrease)	7,301	25,997	$ 108,143	$ 317,399
Class B
Shares sold	1,642	5,717	$ 22,982	$ 66,052
Shares redeemed	(2,826)	(12,670)	(39,458)	(154,871)
Net increase (decrease)	(1,184)	(6,953)	$ (16,476)	$ (88,819)
Class C
Shares sold	8,645	32,583	$ 124,234	$ 391,689
Shares redeemed	(14,089)	(22,388)	(204,460)	(265,294)
Net increase (decrease)	(5,444)	10,195	$ (80,226)	$ 126,395
Institutional Class
Shares sold	30,907	75,192	$ 468,121	$ 993,391
Reinvestment of distributions	525	421	7,793	4,928
Shares redeemed	(5,355)	(17,768)	(82,098)	(225,493)
Net increase (decrease)	26,077	57,845	$ 393,816	$ 772,826

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

DESIIO-USAN-0514
1.791868.110

Fidelity® Destiny® Portfolios:
Fidelity Advisor®

Capital Development Fund -

Class A

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Class O	.60%
Actual		$ 1,000.00	$ 1,117.40	$ 3.17
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Class A	.90%
Actual		$ 1,000.00	$ 1,116.60	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.44%
Actual		$ 1,000.00	$ 1,113.10	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.88%
Actual		$ 1,000.00	$ 1,110.10	$ 9.89
Hypothetical A		$ 1,000.00	$ 1,015.56	$ 9.45
Class C	1.90%
Actual		$ 1,000.00	$ 1,110.40	$ 10.00
Hypothetical A		$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,117.30	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	0.4
Apple, Inc.	3.4	0.0
Microsoft Corp.	2.8	0.0
Google, Inc. Class A	2.4	4.1
General Electric Co.	2.4	0.5
Citigroup, Inc.	2.1	2.0
Target Corp.	1.9	0.0
Chevron Corp.	1.9	1.3
Bank of America Corp.	1.8	2.6
Verizon Communications, Inc.	1.7	0.0
	24.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	21.3
Financials	18.8	17.1
Health Care	14.9	12.0
Energy	11.6	9.1
Consumer Staples	10.3	5.6
Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	Stocks 99.0%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	12.7%	** Foreign investments	14.5%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Distributors - 0.2%
LKQ Corp. (a)	179,800	$ 4,737,730
Diversified Consumer Services - 0.2%
H&R Block, Inc.	219,061	6,613,452
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	82,100	8,048,263
Wyndham Worldwide Corp.	61,000	4,467,030
Yum! Brands, Inc.	280,824	21,171,321
		33,686,614
Media - 2.6%
Comcast Corp. Class A	909,000	45,468,180
Discovery Communications, Inc. Class A (a)	13,600	1,124,720
Time Warner, Inc.	519,110	33,913,456
		80,506,356
Multiline Retail - 1.9%
Target Corp.	973,450	58,903,460
Specialty Retail - 1.5%
Lowe's Companies, Inc.	767,900	37,550,310
PetSmart, Inc.	59,633	4,108,117
Staples, Inc.	349,800	3,966,732
		45,625,159
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	36,400	1,807,624
Li & Fung Ltd.	56,000	82,738
		1,890,362
TOTAL CONSUMER DISCRETIONARY		231,963,133
CONSUMER STAPLES - 10.3%
Beverages - 2.9%
Diageo PLC	358,576	11,137,049
Molson Coors Brewing Co. Class B	35,800	2,107,188
Monster Beverage Corp. (a)	73,800	5,125,410
PepsiCo, Inc.	222,300	18,562,050
Pernod Ricard SA	39,393	4,585,795
Remy Cointreau SA	51,200	4,108,703
SABMiller PLC	247,000	12,332,992
The Coca-Cola Co.	767,800	29,683,148
		87,642,335
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	194,100	14,530,326
Walgreen Co.	497,600	32,856,528
		47,386,854
Food Products - 0.8%
Kellogg Co.	303,700	19,045,027
Mead Johnson Nutrition Co. Class A	46,968	3,904,920
Raisio Group PLC (V Shares)	188,500	1,246,498
		24,196,445

	Shares	Value
Household Products - 1.5%
Procter & Gamble Co.	552,200	$ 44,507,320
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	19,189	1,589,809
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	404,364	45,058,281
Lorillard, Inc.	609,524	32,963,058
Philip Morris International, Inc.	306,844	25,121,318
Reynolds American, Inc.	73,900	3,947,738
		107,090,395
TOTAL CONSUMER STAPLES		312,413,158
ENERGY - 11.6%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	244,900	15,127,473
Dresser-Rand Group, Inc. (a)	108,600	6,343,326
Ensco PLC Class A	170,500	8,998,990
Halliburton Co.	138,981	8,184,591
National Oilwell Varco, Inc.	86,700	6,751,329
Schlumberger Ltd.	161,400	15,736,500
		61,142,209
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,523,702	5,683,408
Apache Corp.	362,100	30,036,195
BG Group PLC	1,520,898	28,334,940
Canadian Natural Resources Ltd.	797,300	30,557,758
Chevron Corp.	492,527	58,566,386
Eni SpA	116,300	2,916,385
Exxon Mobil Corp.	191,500	18,705,720
Imperial Oil Ltd.	352,600	16,419,582
Occidental Petroleum Corp.	477,100	45,462,859
Peabody Energy Corp.	292,200	4,774,548
Suncor Energy, Inc.	834,200	29,134,746
Tanker Investments Ltd. (a)	230,900	2,988,535
The Williams Companies, Inc.	440,058	17,857,554
		291,438,616
TOTAL ENERGY		352,580,825
FINANCIALS - 18.8%
Banks - 11.8%
Bank of America Corp.	3,179,200	54,682,240
CIT Group, Inc.	61,400	3,009,828
Citigroup, Inc.	1,345,104	64,026,950
Comerica, Inc.	85,600	4,434,080
JPMorgan Chase & Co.	1,956,010	118,749,365
PNC Financial Services Group, Inc.	148,326	12,904,362
Standard Chartered PLC (United Kingdom)	1,289,605	26,949,811
SunTrust Banks, Inc.	232,100	9,235,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	483,242	$ 20,711,752
Wells Fargo & Co.	892,050	44,370,567
		359,074,214
Capital Markets - 3.3%
BlackRock, Inc. Class A	9,200	2,893,216
Charles Schwab Corp.	841,855	23,007,897
KKR & Co. LP	258,100	5,895,004
Morgan Stanley	867,000	27,024,390
Northern Trust Corp.	242,995	15,930,752
State Street Corp.	377,790	26,275,295
		101,026,554
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	94,000	2,364,100
Insurance - 3.3%
AIA Group Ltd.	57,200	271,380
American International Group, Inc.	381,800	19,093,818
Genworth Financial, Inc. Class A (a)	1,358,900	24,093,297
Lincoln National Corp.	282,100	14,294,007
MetLife, Inc.	807,600	42,641,280
		100,393,782
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	14,900	1,812,734
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	769,399	6,555,279
Radian Group, Inc.	41,700	626,751
		7,182,030
TOTAL FINANCIALS		571,853,414
HEALTH CARE - 14.9%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	4,518,561
Amgen, Inc.	254,015	31,330,210
Clovis Oncology, Inc. (a)	129,200	8,949,684
Discovery Laboratories, Inc. (a)	94,512	203,201
Insmed, Inc. (a)	78,375	1,492,260
Intercept Pharmaceuticals, Inc. (a)	126,300	41,652,477
MEI Pharma, Inc. (a)	539,319	6,002,620
Synageva BioPharma Corp. (a)	23,325	1,935,275
XOMA Corp. (a)	464,000	2,417,440
		98,501,728
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	143,100	5,510,781
Accuray, Inc. (a)	594,300	5,705,280
Alere, Inc. (a)	1,083,450	37,216,508
Align Technology, Inc. (a)	21,343	1,105,354
Boston Scientific Corp. (a)	1,775,951	24,010,858
Edwards Lifesciences Corp. (a)	151,212	11,215,394
Intuitive Surgical, Inc. (a)	29,600	12,964,504

	Shares	Value
St. Jude Medical, Inc.	169,400	$ 11,077,066
Stryker Corp.	24,300	1,979,721
Zimmer Holdings, Inc.	47,400	4,483,092
		115,268,558
Health Care Providers & Services - 3.2%
Aetna, Inc.	209,000	15,668,730
Catamaran Corp. (a)	142,100	6,357,545
Express Scripts Holding Co. (a)	192,800	14,477,352
McKesson Corp.	130,380	23,021,197
Quest Diagnostics, Inc. (d)	153,514	8,891,531
UnitedHealth Group, Inc.	343,500	28,163,565
		96,579,920
Health Care Technology - 0.4%
MedAssets, Inc. (a)	441,789	10,916,606
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	58,985	8,768,710
QIAGEN NV (a)	147,174	3,103,900
Thermo Fisher Scientific, Inc.	12,200	1,466,928
		13,339,538
Pharmaceuticals - 3.9%
Actavis PLC (a)	53,200	10,951,220
Cardiome Pharma Corp. (a)	243,937	1,930,754
Flamel Technologies SA sponsored ADR (a)	86,800	1,163,120
GlaxoSmithKline PLC sponsored ADR	383,800	20,506,434
Jazz Pharmaceuticals PLC (a)	36,300	5,034,084
Johnson & Johnson	151,260	14,858,270
Merck & Co., Inc.	569,705	32,342,153
Novartis AG sponsored ADR	97,191	8,263,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	391,250	20,673,650
XenoPort, Inc. (a)	791,908	4,094,164
		119,817,028
TOTAL HEALTH CARE		454,423,378
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	77,367	7,176,563
KEYW Holding Corp. (a)	74,700	1,397,637
Rolls-Royce Group PLC	243,100	4,352,752
The Boeing Co.	183,500	23,027,415
United Technologies Corp.	33,700	3,937,508
		39,891,875
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	122,600	6,423,014
United Parcel Service, Inc. Class B	248,600	24,208,668
		30,631,682
Commercial Services & Supplies - 0.1%
ADT Corp.	96,700	2,896,165
Construction & Engineering - 0.1%
MasTec, Inc. (a)	69,918	3,037,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.8%
AMETEK, Inc.	141,600	$ 7,290,984
Hubbell, Inc. Class B	34,418	4,125,686
Roper Industries, Inc.	40,100	5,353,751
Schneider Electric SA	71,300	6,320,872
		23,091,293
Industrial Conglomerates - 2.8%
Danaher Corp.	174,595	13,094,625
General Electric Co.	2,767,100	71,640,219
		84,734,844
Machinery - 1.1%
Caterpillar, Inc.	88,900	8,833,993
Cummins, Inc.	31,600	4,708,084
Ingersoll-Rand PLC	314,900	18,024,876
Valmont Industries, Inc.	12,300	1,830,732
		33,397,685
Professional Services - 0.8%
Acacia Research Corp.	371,868	5,682,143
Bureau Veritas SA	193,109	5,920,645
Michael Page International PLC	597,400	4,888,149
Towers Watson & Co.	34,400	3,923,320
Verisk Analytics, Inc. (a)	80,900	4,850,764
		25,265,021
Road & Rail - 2.0%
CSX Corp.	1,075,300	31,151,441
Hertz Global Holdings, Inc. (a)	241,600	6,436,224
J.B. Hunt Transport Services, Inc.	112,000	8,055,040
Kansas City Southern	27,600	2,816,856
Norfolk Southern Corp.	120,600	11,718,702
		60,178,263
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	96,176	3,718,164
WESCO International, Inc. (a)	38,358	3,192,153
		6,910,317
TOTAL INDUSTRIALS		310,034,383
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,169,400	48,616,254
QUALCOMM, Inc.	283,900	22,388,354
		71,004,608
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	56,000	1,990,240
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	151,694	9,138,047

	Shares	Value
Google, Inc. Class A (a)	66,800	$ 74,449,268
Yahoo!, Inc. (a)	470,359	16,885,888
		100,473,203
IT Services - 4.7%
Accenture PLC Class A	41,800	3,332,296
Cognizant Technology Solutions Corp. Class A (a)	411,500	20,826,015
Fidelity National Information Services, Inc.	154,600	8,263,370
IBM Corp.	59,400	11,433,906
MasterCard, Inc. Class A	393,100	29,364,570
Paychex, Inc.	521,800	22,228,680
Quindell PLC	467,900	286,672
The Western Union Co.	440,700	7,209,852
Unisys Corp. (a)	263,899	8,038,364
Visa, Inc. Class A	144,000	31,083,840
		142,067,565
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	921,400	18,814,988
Broadcom Corp. Class A	876,236	27,583,909
Lam Research Corp. (a)	177,400	9,757,000
		56,155,897
Software - 4.9%
Adobe Systems, Inc. (a)	170,200	11,188,948
Autodesk, Inc. (a)	346,300	17,031,034
Citrix Systems, Inc. (a)	46,900	2,693,467
Concur Technologies, Inc. (a)	43,700	4,329,359
Interactive Intelligence Group, Inc. (a)	17,600	1,276,000
Microsoft Corp.	2,049,600	84,013,104
Oracle Corp.	372,650	15,245,112
Parametric Technology Corp. (a)	126,997	4,499,504
salesforce.com, Inc. (a)	110,900	6,331,281
VMware, Inc. Class A (a)	23,300	2,516,866
		149,124,675
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	191,200	102,624,688
EMC Corp.	735,580	20,162,248
		122,786,936
TOTAL INFORMATION TECHNOLOGY		643,603,124
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	91,390	9,733,949
Chemtura Corp. (a)	117,858	2,980,629
E.I. du Pont de Nemours & Co.	122,547	8,222,904
Intrepid Potash, Inc. (a)(d)	251,340	3,885,716
Johnson Matthey PLC	51,200	2,792,063
Monsanto Co.	209,700	23,857,569
Potash Corp. of Saskatchewan, Inc.	153,200	5,541,807
Syngenta AG (Switzerland)	23,721	9,005,092
		66,019,729
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	247,200	$ 8,174,904
Walter Energy, Inc. (d)	801,900	6,062,364
		14,237,268
TOTAL MATERIALS		80,256,997
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,064,406	50,633,793
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	17,309	637,144
TOTAL TELECOMMUNICATION SERVICES		51,270,937
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	257,500	3,457,940
TOTAL COMMON STOCKS (Cost $2,690,802,118)		3,011,857,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e) (Cost $474,963)	28,061	474,963
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	21,992,659	$ 21,992,659
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	15,282,249	15,282,249
TOTAL MONEY MARKET FUNDS (Cost $37,274,908)		37,274,908
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,728,551,989)		3,049,607,160
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,398,165)
NET ASSETS - 100%		$ 3,042,208,995
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $474,963 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,264
Fidelity Securities Lending Cash Central Fund	278,504
Total	$ 291,768
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,438,096	$ 231,963,133	$ -	$ 474,963
Consumer Staples	312,413,158	301,276,109	11,137,049	-
Energy	352,580,825	349,664,440	2,916,385	-
Financials	571,853,414	571,853,414	-	-
Health Care	454,423,378	454,423,378	-	-
Industrials	310,034,383	310,034,383	-	-
Information Technology	643,603,124	643,603,124	-	-
Materials	80,256,997	71,251,905	9,005,092	-
Telecommunication Services	51,270,937	51,270,937	-	-
Utilities	3,457,940	3,457,940	-	-
Money Market Funds	37,274,908	37,274,908	-	-
Total Investments in Securities:	$ 3,049,607,160	$ 3,026,073,671	$ 23,058,526	$ 474,963
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	5.6%
Canada	3.0%
Ireland	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,850,697) - See accompanying schedule: Unaffiliated issuers (cost $2,691,277,081)	$ 3,012,332,252
Fidelity Central Funds (cost $37,274,908)	37,274,908
Total Investments (cost $2,728,551,989)		$ 3,049,607,160
Cash		1
Receivable for investments sold		23,852,800
Receivable for fund shares sold		171,844
Dividends receivable		5,489,811
Distributions receivable from Fidelity Central Funds		76,160
Prepaid expenses		3,336
Other receivables		533,313
Total assets		3,079,734,425

Liabilities
Payable for investments purchased	$ 18,766,412
Payable for fund shares redeemed	1,676,791
Accrued management fee	1,398,484
Distribution and service plan fees payable	82,968
Other affiliated payables	138,244
Other payables and accrued expenses	180,282
Collateral on securities loaned, at value	15,282,249
Total liabilities		37,525,430

Net Assets		$ 3,042,208,995
Net Assets consist of:
Paid in capital		$ 2,323,337,283
Undistributed net investment income		12,014,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,948,660
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,908,714
Net Assets		$ 3,042,208,995

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,650,501,948 ÷ 167,638,141 shares)	$ 15.81

Class A: Net Asset Value and redemption price per share ($385,977,180 ÷ 25,020,577 shares)	$ 15.43

Maximum offering price per share (100/94.25 of $15.43)	$ 16.37
Class T: Net Asset Value and redemption price per share ($1,827,546 ÷ 120,553 shares)	$ 15.16

Maximum offering price per share (100/96.50 of $15.16)	$ 15.71
Class B: Net Asset Value and offering price per share ($186,819 ÷ 12,603 shares)A	$ 14.82

Class C: Net Asset Value and offering price per share ($1,878,340 ÷ 127,029 shares)A	$ 14.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,837,162 ÷ 115,765 shares)	$ 15.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 25,135,089
Interest		191
Income from Fidelity Central Funds		291,768
Total income		25,427,048

Expenses
Management fee	$ 8,220,536
Transfer agent fees	163,059
Distribution and service plan fees	484,281
Accounting and security lending fees	441,628
Custodian fees and expenses	94,066
Independent trustees' compensation	6,228
Appreciation in deferred trustee compensation account	266
Registration fees	31,606
Audit	41,068
Legal	12,778
Interest	635
Miscellaneous	11,752
Total expenses before reductions	9,507,903
Expense reductions	(32,275)	9,475,628
Net investment income (loss)		15,951,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,339,865
Foreign currency transactions	(129,913)
Futures contracts	530,730
Total net realized gain (loss)		692,740,682
Change in net unrealized appreciation (depreciation) on: Investment securities	(379,279,831)
Assets and liabilities in foreign currencies	18,271
Total change in net unrealized appreciation (depreciation)		(379,261,560)
Net gain (loss)		313,479,122
Net increase (decrease) in net assets resulting from operations		$ 329,430,542

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,951,420	$ 23,417,669
Net realized gain (loss)	692,740,682	174,082,437
Change in net unrealized appreciation (depreciation)	(379,261,560)	290,252,660
Net increase (decrease) in net assets resulting from operations	329,430,542	487,752,766
Distributions to shareholders from net investment income	(17,693,291)	(28,324,962)
Share transactions - net increase (decrease)	(129,098,614)	(311,571,874)
Total increase (decrease) in net assets	182,638,637	147,855,930

Net Assets
Beginning of period	2,859,570,358	2,711,714,428
End of period (including undistributed net investment income of $12,014,338 and undistributed net investment income of $13,756,209, respectively)	$ 3,042,208,995	$ 2,859,570,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61	$ 9.57
Income from Investment Operations
Net investment income (loss) E	.08	.11	.12	.05	.04	.09
Net realized and unrealized gain (loss)	1.59	2.22	2.32	.18	.93	(.95)
Total from investment operations	1.67	2.33	2.44	.23	.97	(.86)
Distributions from net investment income	(.10)	(.13)	(.06)	(.05)	(.07)	(.09)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.10)	(.13)	(.07)	(.06)	(.08)	(.10) I
Net asset value, end of period	$ 15.81	$ 14.24	$ 12.04	$ 9.67	$ 9.50	$ 8.61
Total Return B, C, D	11.74%	19.62%	25.38%	2.33%	11.31%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.61%	.61%	.61%
Expenses net of all reductions	.60% A	.59%	.60%	.59%	.60%	.60%
Net investment income (loss)	1.11% A	.90%	1.05%	.48%	.44%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,650,502	$ 2,497,596	$ 2,382,741	$ 2,150,649	$ 2,509,669	$ 3,278,390
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39	$ 9.32
Income from Investment Operations
Net investment income (loss) F	.06	.07	.08	.01	.01	.06
Net realized and unrealized gain (loss)	1.55	2.15	2.28	.17	.90	(.93)
Total from investment operations	1.61	2.22	2.36	.18	.91	(.87)
Distributions from net investment income	(.05)	(.09)	(.03)	(.01)	(.04)	(.05)
Distributions from net realized gain	-	-	(.01)	(.01)	(.01)	(.01)
Total distributions	(.05)	(.09)	(.04)	(.02)	(.04) K	(.06) J
Net asset value, end of period	$ 15.43	$ 13.87	$ 11.74	$ 9.42	$ 9.26	$ 8.39
Total Return B, C, D, E	11.66%	19.12%	25.06%	1.91%	10.94%	(9.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.94%	.95%	.98%	1.02%
Expenses net of all reductions	.90% A	.90%	.94%	.94%	.97%	1.01%
Net investment income (loss)	.81% A	.58%	.71%	.13%	.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,977	$ 357,203	$ 325,967	$ 284,072	$ 315,290	$ 380,175
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29	$ 9.22
Income from Investment Operations
Net investment income (loss) F	.02	.01	.02	(.04)	(.04)	.03
Net realized and unrealized gain (loss)	1.52	2.12	2.25	.17	.90	(.93)
Total from investment operations	1.54	2.13	2.27	.13	.86	(.90)
Distributions from net investment income	-	(.06)	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	(.06)	-	-	-	(.03) C
Net asset value, end of period	$ 15.16	$ 13.62	$ 11.55	$ 9.28	$ 9.15	$ 8.29
Total Return B, D, E	11.31%	18.50%	24.46%	1.42%	10.37%	(9.65)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of fee waivers, if any	1.44% A	1.45%	1.46%	1.45%	1.47%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.45%	1.43%	1.46%	1.47%
Net investment income (loss)	.26% A	.05%	.20%	(.37)%	(.43)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,828	$ 1,543	$ 1,007	$ 739	$ 760	$ 978
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23	$ 9.15
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.03)	(.09)	(.08)	- C
Net realized and unrealized gain (loss)	1.48	2.09	2.21	.17	.90	(.92)
Total from investment operations	1.47	2.04	2.18	.08	.82	(.92)
Net asset value, end of period	$ 14.82	$ 13.35	$ 11.31	$ 9.13	$ 9.05	$ 8.23
Total Return B, D, E	11.01%	18.04%	23.88%	.88%	9.96%	(10.05)%
Ratios to Average Net Assets G, J
Expenses before reductions	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.90%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.89%	1.91%	1.93%
Net investment income (loss)	(.18)% A	(.40)%	(.25)%	(.82)%	(.88)%	-% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 187	$ 184	$ 235	$ 296	$ 368	$ 384
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Amount represents less than $.01 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than ..01%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21	$ 9.16
Income from Investment Operations
Net investment income (loss) F	(.01)	(.05)	(.02)	(.08)	(.07)	- J
Net realized and unrealized gain (loss)	1.48	2.09	2.19	.17	.88	(.92)
Total from investment operations	1.47	2.04	2.17	.09	.81	(.92)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	-	-	-	-	-	(.03) C
Net asset value, end of period	$ 14.79	$ 13.32	$ 11.28	$ 9.11	$ 9.02	$ 8.21
Total Return B, D, E	11.04%	18.09%	23.82%	1.00%	9.87%	(10.00)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.87%	1.87%	1.90%	1.93%
Expenses net of all reductions	1.90% A	1.88%	1.87%	1.85%	1.89%	1.92%
Net investment income (loss)	(.19)% A	(.39)%	(.22)%	(.79)%	(.85)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,878	$ 1,764	$ 1,380	$ 1,007	$ 904	$ 1,042
Portfolio turnover rate H	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59	$ 9.55
Income from Investment Operations
Net investment income (loss) E	.07	.09	.09	.02	.02	.08
Net realized and unrealized gain (loss)	1.60	2.21	2.34	.18	.93	(.96)
Total from investment operations	1.67	2.30	2.43	.20	.95	(.88)
Distributions from net investment income	(.08)	(.11)	(.04)	(.02)	-	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.01)
Total distributions	(.08)	(.11)	(.05)	(.03)	-	(.08) C
Net asset value, end of period	$ 15.87	$ 14.28	$ 12.09	$ 9.71	$ 9.54	$ 8.59
Total Return B, D	11.73%	19.24%	25.10%	2.04%	11.06%	(8.99)%
Ratios to Average Net Assets H, F
Expenses before reductions	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of fee waivers, if any	.74% A	.79%	.87%	.88%	.87%	.81%
Expenses net of all reductions	.73% A	.78%	.86%	.86%	.87%	.79%
Net investment income (loss)	.97% A	.71%	.79%	.21%	.17%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,837	$ 1,281	$ 385	$ 199	$ 144	$ 83
Portfolio turnover rate G	193% A	57%	43%	118%	62%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 363,033,981
Gross unrealized depreciation	(45,682,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,351,248

Tax cost	$ 2,732,255,912

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (296,523,256)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $530,730 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,847,543,648 and $2,991,799,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 469,818	$ 10,127
Class T	.25%	.25%	4,222	29
Class B	.75%	.25%	913	688
Class C	.75%	.25%	9,328	1,011
			$ 484,281	$ 11,855

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,604
Class T	731
Class B*	4
Class C*	270
$ 5,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 52,322	.00**
Class A	103,563.06
Class T	2,933.35
Class B	268.29
Class C	2,820.30
Institutional Class	1,153.14
	$ 163,059

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $51,910 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,030,071.31%		$ 615

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,874 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $278,504, including $5,328 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,213,000. The weighted average interest rate was .58%. The interest expense amounted to $20 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,275 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Class O	$ 16,336,685	$ 25,734,262
Class A	1,348,617	2,580,313
Class T	-	5,219
Institutional Class	7,989	5,168
Total	$ 17,693,291	$ 28,324,962

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Class O
Shares sold	2,330,727	6,948,016	$ 35,036,234	$ 87,890,391
Reinvestment of distributions	999,728	2,051,618	14,776,068	23,901,376
Shares redeemed	(11,120,435)	(31,414,203)	(168,462,363)	(399,023,736)
Net increase (decrease)	(7,789,980)	(22,414,569)	$ (118,650,061)	$ (287,231,969)
Class A
Shares sold	866,231	2,623,878	$ 12,766,239	$ 32,424,598
Reinvestment of distributions	80,289	209,197	1,158,566	2,380,704
Shares redeemed	(1,672,494)	(4,859,572)	(24,778,615)	(60,273,008)
Net increase (decrease)	(725,974)	(2,026,497)	$ (10,853,810)	$ (25,467,706)
Class T
Shares sold	20,720	35,032	$ 302,612	$ 426,823
Reinvestment of distributions	-	457	-	5,123
Shares redeemed	(13,419)	(9,492)	(194,469)	(114,547)
Net increase (decrease)	7,301	25,997	$ 108,143	$ 317,399
Class B
Shares sold	1,642	5,717	$ 22,982	$ 66,052
Shares redeemed	(2,826)	(12,670)	(39,458)	(154,871)
Net increase (decrease)	(1,184)	(6,953)	$ (16,476)	$ (88,819)
Class C
Shares sold	8,645	32,583	$ 124,234	$ 391,689
Shares redeemed	(14,089)	(22,388)	(204,460)	(265,294)
Net increase (decrease)	(5,444)	10,195	$ (80,226)	$ 126,395
Institutional Class
Shares sold	30,907	75,192	$ 468,121	$ 993,391
Reinvestment of distributions	525	421	7,793	4,928
Shares redeemed	(5,355)	(17,768)	(82,098)	(225,493)
Net increase (decrease)	26,077	57,845	$ 393,816	$ 772,826

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIIN-USAN-0514
1.791870.110

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014